N-4	May 01, 2025 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	PRINCIPAL LIFE INSURANCE CO
Entity Central Index Key	0000009712
Entity Investment Company Type	N-4
Document Period End Date	Apr. 30, 2025
Amendment Flag	false
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

FEES, EXPENSES AND ADJUSTMENTS		Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes.
Surrender Charges. If you take a withdrawal during the first six Contract Years, you may be assessed a Surrender Charge of up to 8% of the amount withdrawn. For example, if you invest $100,000 in the Contract and make an early withdrawal, you could pay a Surrender Charge of up to $8,000. This loss will be greater if there are also negative Bond Adjustments, negative Equity Adjustments, taxes or tax penalties.
Bond Adjustments and Equity Adjustments –
•Bond Adjustments. If you take a withdrawal or other Surrender from a Segment Option, we may apply a Bond Adjustment, which may be negative. In extreme circumstances, you could lose up to 100% of the amount Surrendered from an Index-Linked Segment Option due to a negative Bond Adjustment. For example, if you withdraw or otherwise Surrender $100,000 from an Index-Linked Segment Option, you could lose up to $100,000 of the Surrender proceeds. In other words, $100,000 would be removed from your Index-Linked Segment Option, but in the event of a negative Bond Adjustment, it is possible that you could receive $0. Bond Adjustments may apply to a withdrawal, death benefit payment or Annuitization, regardless of when it occurs, including a Segment End Date.
•Equity Adjustments. If all or a portion of Contract value is removed from an Index-Linked Segment Option prior to a Segment End Date, we will apply an Equity Adjustment, which may be negative. In extreme circumstances, you could lose up to 100% of your investment in an Index-Linked Segment Option due to a negative Equity Adjustment. For example, if you allocate $100,000 to an Index-Linked Segment Option with a 2-year Segment Term and take a withdrawal before the 2 years have ended, you could lose your $100,000 investment. An Equity Adjustment will apply to any withdrawal, death benefit, Annuitization or deduction of a GLWB Fee occurring on any day during a Segment Term other than the Segment End Date. An Equity Adjustment will also apply upon exercise of Segment Lock-In for an Index-Linked Segment Option.
•Losses due to negative Bond or Equity Adjustments will be greater if you also have to pay a Surrender Charge, taxes or tax penalties.
4. FEE TABLE 7. FEES, CHARGES AND ADJUSTMENTS — Deferred Sales Load (“Surrender Charge”), Equity Adjustment, Bond Adjustment 10. INDEX-LINKED SEGMENT OPTION MECHANICS — Segment Interim Value
Are There Transaction Charges?	No. Other than Surrender Charges, Bond Adjustments and Equity Adjustments, there are no other transaction charges under the Contract.	Not Applicable

Are There Ongoing Fees and Expenses?
Yes.
Under the Index-Linked Segment Options, there is an implicit ongoing fee to the extent that your participation in Index gains is limited by our use of a Cap Rate or Participation Rate. This means that your returns may be lower than the Index’s returns. In return for accepting a limit on Index gains, you will receive some protection from Index losses. This implicit ongoing fee is not reflected in the tables below.
The table below describes the fees and expenses that you may pay each year. Please refer to your Data Page for information about the specific fees you will pay each year.
4. FEE TABLE 7. FEES, CHARGES AND ADJUSTMENTS
	Annual Fee	Minimum	Maximum
	Base Contract	1.50%(1)	1.50%(1)
(1)    As a percentage of the Secure Income Benefit Base. This is the current GLWB Fee. We reserve the right to increase the GLWB Fee for existing Contracts up to the maximum of 2.00%. If we increase the GLWB Fee for existing Contracts and you are eligible for a GLWB Step-Up, you will be charged the increased GLWB Fee. You may opt out of the GLWB Fee increase, but doing so will make you ineligible for future GLWB Step-Ups and the feature cannot be added back to the Contract. You may not terminate the GLWB prior to your 6th Contract Anniversary. If you terminate the GLWB, your Contract will not be subject to this fee in future Contract Years.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning the Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Surrender Charges, negative Bond Adjustments and negative Equity Adjustments that substantially increase costs.

	Lowest Annual Cost: $1,363.41	Highest Annual Cost: $1,363.41
	Assumes: • Investment of $100,000 • 5% annual appreciation • Current GLWB Fee • No sales charges • No Transfer or withdrawals • 0% Equity Adjustments for interim GLWB Fee deductions	Assumes: • Investment of $100,000 • 5% annual appreciation • Current GLWB Fee • No sales charges • No Transfers or withdrawals • 0% Equity Adjustments for interim GLWB Fee deductions

RISKS	Location in Prospectus
Is there a Risk of Loss from Poor Performance?
Yes.
•    You can lose money by investing in the Contract, including loss of principal and previous earnings.
•    Under an Index-Linked Segment Option, the maximum amount of loss that you could experience from negative Index performance at the end of a Segment Term, after taking into account the minimum limits on Index loss currently provided under the Contract, would be: 90% loss for a 10% Buffer Rate; 80% loss for a 20% Buffer Rate; 10% loss for a 10% Floor Rate; or 0% loss for a 0% Floor Rate.
•    The limits on Index loss offered under the Contract may change from one Segment Term to the next; however, we will always offer an Index-Linked Segment Option with a 10% Buffer Rate. As such, there will always be an Index-Linked Segment Option that limits Index losses for a single Segment Term to a maximum of 90% (although your cumulative losses over multiple Segment Terms could be greater).
•    In the future, we may not offer any Index-Linked Segment Options with a floor, and we do not guarantee a minimum Floor Rate for any new Floor Segment Option that we may offer in the future.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Is this a Short-Term Investment?
No.
•    The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
•    The Contract’s tax deferral and long-term income features are generally more beneficial to investors with a long time horizon.
•    Amounts withdrawn or otherwise Surrendered under the Contract may be subject to Surrender Charges, negative Bond Adjustments and taxes and tax penalties. In addition, for Index-Linked Segment Options, withdrawals, other Surrenders and GLWB Fee deductions before the Segment End Date may result in negative Equity Adjustments and loss of positive Index performance.
•    Withdrawals and other Surrenders will reduce your Crediting Base in a Segment Option. Deductions for GLWB Fees also reduce the Crediting Base. Generally, prior to the Segment End Date, the Crediting Base for an Index-Linked Segment Option will be proportionately reduced, and the proportionate reduction could be greater than the amount Surrendered or deducted. Reductions to your Crediting Base will result in lower Segment Interim Values for the remainder of the Segment Term and less Segment Return (if any) on the Segment End Date.
•    At the end of a Segment Term, Accumulated Value in the ended Segment Option will be reinvested, Transferred, withdrawn or Annuitized based on your instructions. In the absence of instructions, that amount will be re-invested in the same Segment Option for a new Segment Term (with the Cap Rate and Participation Rate or annual interest rate applicable to a new Segment Term). If the same Segment Option is no longer available, that amount will be automatically Transferred to the applicable default option.
o    If the ended Segment Option is an Index-Linked Segment Option, and that Index-Linked Segment Option is no longer available, the default option will be a 1-year Index-Linked Segment Option with the same Index and Buffer Rate or Floor Rate, if available (with the Cap Rate and Participation Rate applicable to a new Segment Term). If there is no such Segment Option available, the default option will be the Fixed Segment Option (with the annual interest rate applicable to a new Segment Term).
o    If the ended Segment Option is the Fixed Segment Option, and the Fixed Segment Option is no longer available, the default option will be the following Index-Linked Segment Option: Point-to-Point, S&P 500 Price Return Index, Participation Rate and Cap Rate, 1-year Segment Term, 0% Floor.
o    We reserve the right to change the default Segment Options in the future.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

What are the Risks Associated with the Investment Options?
•    An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Index-Linked Segment Options). Each investment option (including the Fixed Segment Option) has its own unique risks. You should review the available investment options before making an investment decision.
For Index-Linked Segment Options
•    The Participation Rate and Cap Rate, as applicable, may limit positive Index returns (i.e., limited upside). This may result in you earning less than the Index return. For example:
o    If the Index Change is 5%, Participation Rate is 80% and Cap Rate is 10%, we would apply only 4% gain at the end of the Segment Term using the Participation Rate (i.e., 5% x 80% = 4%).
o    If the Index Change were instead 15%, we would not apply the Participation Rate, as that would result in gain (12%) exceeding the Cap Rate (10%). We would apply only 10% gain using the Cap Rate at the end of the Segment Term.
•    The Buffer Rate or Floor Rate, as applicable, may limit your losses due to negative Index returns at the end of the Segment Term (e.g., limited protection in the case of market decline). Although your losses from negative Index returns may be limited, they may not be entirely prevented, and you could lose a significant amount of money. For example:
o    If the Index Change is -25% and the Buffer Rate is 10%, we will apply a 15% loss (the amount of negative Index performance that exceeds the Buffer Rate) at the end of the Segment Term.
o    If the Index Change is -25% and the Floor Rate is 10%, we will apply a 10% loss (the amount of negative Index performance up to the Floor Rate) at the end of the Segment Term.
•    While a Floor Segment Option with a 0% Floor Rate provides complete protection from losses due to negative Index returns, like any other Index-Linked Segment Option, there may be losses due to Surrender Charges, negative Bond Adjustments, negative Equity Adjustments and taxes and tax penalties.
•    While a Peak Buffer Segment Option provides for potential gain in the event of negative Index returns that do not exceed the Buffer Rate, a Peak Buffer Segment Option does not provide protection from losses for any negative Index returns in excess of the Buffer Rate.
•The limit on Index loss for an Index-Linked Segment Option, if any, applies only at the end of a Segment Term. Therefore, the limit on Index loss will not apply unless you hold your investment for the entire Segment Term. Also, the limit on Index loss is only for a single Segment Term. Over multiple Segment Terms, your cumulative losses may exceed the stated limit on Index losses for any single Segment Term.
•    An Index-Linked Segment Option’s limit on Index loss provides no protection from negative Bond Adjustments or negative Equity Adjustments.
.•    Each Index either (a) is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on securities composing the Index, or (b) deducts fees and costs when calculating Index performance. This will reduce the Index return and may cause the Index (and consequently your investment in the Index-Linked Segment Option) to underperform a direct investment in the securities composing the Index.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

What are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Fixed Segment Option and Index-Linked Segment Options), guarantees or benefits of the Contract are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request by calling 1-800-852-4450.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
RESTRICTIONS	Location in Prospectus

Are there Restrictions on the Investment Options?
Yes.
•    There are no restrictions that limit the Segment Options you may choose, but there are significant limitations on Transfers of Accumulated Value among Segment Options.
o    Transfers are permitted only on Segment End Dates.
o    Transfers to the Fixed Segment Option cannot result in your Accumulated Value in the Fixed Segment Option being more than the greater of (a) 50% of your total Accumulated Value or (b) your Secure Income Benefit Payment for the current Contract Year.
o    Transfers are not permitted into an Index-Linked Segment Option while there is an ongoing Segment Term for that Segment Option.
•    We reserve the right to add and remove Segment Options as available investment options. We guarantee that the following Segment Option will be available (subject to our right of Index substitution) for the life of the Contract: Point-to-Point, S&P 500 Price Return Index, Participation Rate and Cap Rate, 1-year Segment Term, 10% Buffer.
•If we exercise our right to remove one or more Segment Options, and you do not wish to invest in any of the Segment Options that are made available for investment (which may be limited to the sole Index-Linked Segment Option that we guarantee to make available), your only option would be to take a full withdrawal or fully annuitize your Contract, which may cause you to incur Surrender Charges, a negative Bond Adjustment, a negative Equity Adjustment, taxes and tax penalties.
•    Each Index-Linked Segment Option’s limit on Index losses for a single Segment Term is guaranteed to not change, either during a Segment Term or for future Segment Terms.
•    We may change the limits on Index gains from one Segment Term to the next. The lowest Cap Rate and Participation Rate that may be established under the Contract are 0.50% and 5.00%, respectively.
•    We reserve the right to substitute the Index for an Index- Linked Segment Option during its Segment Term.
•    The Contract is a single premium product. Additional premium payments will not be accepted.
•Depending on your state, or your financial professional or your financial professional's firm, certain investment options may not be available.

8. PURCHASING THE CONTRACT — How to Buy a Contract
9. FIXED SEGMENT OPTION MECHANICS
10. INDEX- LINKED SEGMENT OPTION MECHANICS
11. OPTIONS AT END OF SEGMENT TERM
13. BENEFITS AVAILABLE UNDER THE CONTRACT
APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

Are there any Restrictions on Contract Benefits?
Yes.
•    There are restrictions and limitations relating to benefits offered under the Contract (e.g., death benefit, GLWB, Segment Lock-In).
•    Except as otherwise provided, Contract benefits may not be modified or terminated by the Company.
•    For the Secure Income Protector (GLWB):
o    The Contract is issued with the GLWB. You cannot voluntarily terminate the GLWB until your 6th Contract Anniversary.
o    The applicable Initial Secure Income Percentages and Secure Income Deferral Credit percentages are stated in the Rate Sheet Supplement in effect when you sign your Contract application.
o    If the Covered Life (or oldest Covered Life, if applicable) is not at least age 59½ on the Contract Date, Secure Income Withdrawals are not available until the Covered Life (or oldest Annuitant, if applicable) attains age 59½.
o    Excess Withdrawals may affect the availability of the GLWB by reducing the benefit by an amount greater than the value withdrawn, and could terminate the benefit and the Contract.
•    Withdrawals will reduce the death benefit, perhaps by more than the amount withdrawn.
•Depending on your state, or your financial professional or your financial professional's firm, certain benefits may not be available or may be available on different terms.
10. INDEX- LINKED SEGMENT OPTION MECHANICS – Segment Lock-In 13. BENEFITS AVAILABLE UNDER THE CONTRACT 14. SECURE INCOME PROTECTOR (GLWB) 15. DEATH BENEFIT APPENDIX C: STATE VARIATIONS
TAXES	Location in Prospectus
What are the Contract’s Tax Implications?
•    You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
•    If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), there is no additional tax benefit from the Contract.
•    Withdrawals will be subject to ordinary income tax. You also may have to pay a 10% penalty tax if you take a withdrawal before age 59½.
18. TAXES

CONFLICTS OF INTEREST	Location in Prospectus
How are Investment Professionals Compensated?
Your investment professional may receive compensation for selling the Contract to you in the form of commissions, other cash compensation (e.g., bonuses) and non-cash compensation. Your investment professional may have a financial incentive to offer or recommend the Contract to you over another investment.
8. PURCHASING THE CONTRACT — Distribution of the Contract
Should I Exchange My Contract?
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your existing contract if you determine, after comparing the features, fees and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for you to purchase the new contract rather than continue to own your existing contract.
8. PURCHASING THE CONTRACT — Distribution of the Contract

Charges for Early Withdrawals [Text Block]
Are There Charges or
Adjustments for Early
Withdrawals?
Yes.
Surrender Charges. If you take a withdrawal during the first six Contract Years, you may be assessed a Surrender Charge of up to 8% of the amount withdrawn. For example, if you invest $100,000 in the Contract and make an early withdrawal, you could pay a Surrender Charge of up to $8,000. This loss will be greater if there are also negative Bond Adjustments, negative Equity Adjustments, taxes or tax penalties.
Bond Adjustments and Equity Adjustments –
•Bond Adjustments. If you take a withdrawal or other Surrender from a Segment Option, we may apply a Bond Adjustment, which may be negative. In extreme circumstances, you could lose up to 100% of the amount Surrendered from an Index-Linked Segment Option due to a negative Bond Adjustment. For example, if you withdraw or otherwise Surrender $100,000 from an Index-Linked Segment Option, you could lose up to $100,000 of the Surrender proceeds. In other words, $100,000 would be removed from your Index-Linked Segment Option, but in the event of a negative Bond Adjustment, it is possible that you could receive $0. Bond Adjustments may apply to a withdrawal, death benefit payment or Annuitization, regardless of when it occurs, including a Segment End Date.
•Equity Adjustments. If all or a portion of Contract value is removed from an Index-Linked Segment Option prior to a Segment End Date, we will apply an Equity Adjustment, which may be negative. In extreme circumstances, you could lose up to 100% of your investment in an Index-Linked Segment Option due to a negative Equity Adjustment. For example, if you allocate $100,000 to an Index-Linked Segment Option with a 2-year Segment Term and take a withdrawal before the 2 years have ended, you could lose your $100,000 investment. An Equity Adjustment will apply to any withdrawal, death benefit, Annuitization or deduction of a GLWB Fee occurring on any day during a Segment Term other than the Segment End Date. An Equity Adjustment will also apply upon exercise of Segment Lock-In for an Index-Linked Segment Option.
•Losses due to negative Bond or Equity Adjustments will be greater if you also have to pay a Surrender Charge, taxes or tax penalties.
4. FEE TABLE
7. FEES, CHARGES AND ADJUSTMENTS — Deferred Sales Load (“Surrender Charge”), Equity Adjustment, Bond Adjustment
10. INDEX-LINKED SEGMENT OPTION MECHANICS — Segment Interim Value

Surrender Charge Phaseout Period, Years | yr	6
Surrender Charge (of Purchase Payments) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Transaction Charges [Text Block]	Are There Transaction Charges? No. Other than Surrender Charges, Bond Adjustments and Equity Adjustments, there are no other transaction charges under the Contract. Not Applicable
Ongoing Fees and Expenses [Table Text Block]

FEES, EXPENSES AND ADJUSTMENTS		Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes.
Surrender Charges. If you take a withdrawal during the first six Contract Years, you may be assessed a Surrender Charge of up to 8% of the amount withdrawn. For example, if you invest $100,000 in the Contract and make an early withdrawal, you could pay a Surrender Charge of up to $8,000. This loss will be greater if there are also negative Bond Adjustments, negative Equity Adjustments, taxes or tax penalties.
Bond Adjustments and Equity Adjustments –
•Bond Adjustments. If you take a withdrawal or other Surrender from a Segment Option, we may apply a Bond Adjustment, which may be negative. In extreme circumstances, you could lose up to 100% of the amount Surrendered from an Index-Linked Segment Option due to a negative Bond Adjustment. For example, if you withdraw or otherwise Surrender $100,000 from an Index-Linked Segment Option, you could lose up to $100,000 of the Surrender proceeds. In other words, $100,000 would be removed from your Index-Linked Segment Option, but in the event of a negative Bond Adjustment, it is possible that you could receive $0. Bond Adjustments may apply to a withdrawal, death benefit payment or Annuitization, regardless of when it occurs, including a Segment End Date.
•Equity Adjustments. If all or a portion of Contract value is removed from an Index-Linked Segment Option prior to a Segment End Date, we will apply an Equity Adjustment, which may be negative. In extreme circumstances, you could lose up to 100% of your investment in an Index-Linked Segment Option due to a negative Equity Adjustment. For example, if you allocate $100,000 to an Index-Linked Segment Option with a 2-year Segment Term and take a withdrawal before the 2 years have ended, you could lose your $100,000 investment. An Equity Adjustment will apply to any withdrawal, death benefit, Annuitization or deduction of a GLWB Fee occurring on any day during a Segment Term other than the Segment End Date. An Equity Adjustment will also apply upon exercise of Segment Lock-In for an Index-Linked Segment Option.
•Losses due to negative Bond or Equity Adjustments will be greater if you also have to pay a Surrender Charge, taxes or tax penalties.
4. FEE TABLE 7. FEES, CHARGES AND ADJUSTMENTS — Deferred Sales Load (“Surrender Charge”), Equity Adjustment, Bond Adjustment 10. INDEX-LINKED SEGMENT OPTION MECHANICS — Segment Interim Value
Are There Transaction Charges?	No. Other than Surrender Charges, Bond Adjustments and Equity Adjustments, there are no other transaction charges under the Contract.	Not Applicable

Are There Ongoing Fees and Expenses?
Yes.
Under the Index-Linked Segment Options, there is an implicit ongoing fee to the extent that your participation in Index gains is limited by our use of a Cap Rate or Participation Rate. This means that your returns may be lower than the Index’s returns. In return for accepting a limit on Index gains, you will receive some protection from Index losses. This implicit ongoing fee is not reflected in the tables below.
The table below describes the fees and expenses that you may pay each year. Please refer to your Data Page for information about the specific fees you will pay each year.
4. FEE TABLE 7. FEES, CHARGES AND ADJUSTMENTS
	Annual Fee	Minimum	Maximum
	Base Contract	1.50%(1)	1.50%(1)
(1)    As a percentage of the Secure Income Benefit Base. This is the current GLWB Fee. We reserve the right to increase the GLWB Fee for existing Contracts up to the maximum of 2.00%. If we increase the GLWB Fee for existing Contracts and you are eligible for a GLWB Step-Up, you will be charged the increased GLWB Fee. You may opt out of the GLWB Fee increase, but doing so will make you ineligible for future GLWB Step-Ups and the feature cannot be added back to the Contract. You may not terminate the GLWB prior to your 6th Contract Anniversary. If you terminate the GLWB, your Contract will not be subject to this fee in future Contract Years.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning the Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Surrender Charges, negative Bond Adjustments and negative Equity Adjustments that substantially increase costs.

	Lowest Annual Cost: $1,363.41	Highest Annual Cost: $1,363.41
	Assumes: • Investment of $100,000 • 5% annual appreciation • Current GLWB Fee • No sales charges • No Transfer or withdrawals • 0% Equity Adjustments for interim GLWB Fee deductions	Assumes: • Investment of $100,000 • 5% annual appreciation • Current GLWB Fee • No sales charges • No Transfers or withdrawals • 0% Equity Adjustments for interim GLWB Fee deductions

RISKS	Location in Prospectus
Is there a Risk of Loss from Poor Performance?
Yes.
•    You can lose money by investing in the Contract, including loss of principal and previous earnings.
•    Under an Index-Linked Segment Option, the maximum amount of loss that you could experience from negative Index performance at the end of a Segment Term, after taking into account the minimum limits on Index loss currently provided under the Contract, would be: 90% loss for a 10% Buffer Rate; 80% loss for a 20% Buffer Rate; 10% loss for a 10% Floor Rate; or 0% loss for a 0% Floor Rate.
•    The limits on Index loss offered under the Contract may change from one Segment Term to the next; however, we will always offer an Index-Linked Segment Option with a 10% Buffer Rate. As such, there will always be an Index-Linked Segment Option that limits Index losses for a single Segment Term to a maximum of 90% (although your cumulative losses over multiple Segment Terms could be greater).
•    In the future, we may not offer any Index-Linked Segment Options with a floor, and we do not guarantee a minimum Floor Rate for any new Floor Segment Option that we may offer in the future.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Is this a Short-Term Investment?
No.
•    The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
•    The Contract’s tax deferral and long-term income features are generally more beneficial to investors with a long time horizon.
•    Amounts withdrawn or otherwise Surrendered under the Contract may be subject to Surrender Charges, negative Bond Adjustments and taxes and tax penalties. In addition, for Index-Linked Segment Options, withdrawals, other Surrenders and GLWB Fee deductions before the Segment End Date may result in negative Equity Adjustments and loss of positive Index performance.
•    Withdrawals and other Surrenders will reduce your Crediting Base in a Segment Option. Deductions for GLWB Fees also reduce the Crediting Base. Generally, prior to the Segment End Date, the Crediting Base for an Index-Linked Segment Option will be proportionately reduced, and the proportionate reduction could be greater than the amount Surrendered or deducted. Reductions to your Crediting Base will result in lower Segment Interim Values for the remainder of the Segment Term and less Segment Return (if any) on the Segment End Date.
•    At the end of a Segment Term, Accumulated Value in the ended Segment Option will be reinvested, Transferred, withdrawn or Annuitized based on your instructions. In the absence of instructions, that amount will be re-invested in the same Segment Option for a new Segment Term (with the Cap Rate and Participation Rate or annual interest rate applicable to a new Segment Term). If the same Segment Option is no longer available, that amount will be automatically Transferred to the applicable default option.
o    If the ended Segment Option is an Index-Linked Segment Option, and that Index-Linked Segment Option is no longer available, the default option will be a 1-year Index-Linked Segment Option with the same Index and Buffer Rate or Floor Rate, if available (with the Cap Rate and Participation Rate applicable to a new Segment Term). If there is no such Segment Option available, the default option will be the Fixed Segment Option (with the annual interest rate applicable to a new Segment Term).
o    If the ended Segment Option is the Fixed Segment Option, and the Fixed Segment Option is no longer available, the default option will be the following Index-Linked Segment Option: Point-to-Point, S&P 500 Price Return Index, Participation Rate and Cap Rate, 1-year Segment Term, 0% Floor.
o    We reserve the right to change the default Segment Options in the future.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

What are the Risks Associated with the Investment Options?
•    An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Index-Linked Segment Options). Each investment option (including the Fixed Segment Option) has its own unique risks. You should review the available investment options before making an investment decision.
For Index-Linked Segment Options
•    The Participation Rate and Cap Rate, as applicable, may limit positive Index returns (i.e., limited upside). This may result in you earning less than the Index return. For example:
o    If the Index Change is 5%, Participation Rate is 80% and Cap Rate is 10%, we would apply only 4% gain at the end of the Segment Term using the Participation Rate (i.e., 5% x 80% = 4%).
o    If the Index Change were instead 15%, we would not apply the Participation Rate, as that would result in gain (12%) exceeding the Cap Rate (10%). We would apply only 10% gain using the Cap Rate at the end of the Segment Term.
•    The Buffer Rate or Floor Rate, as applicable, may limit your losses due to negative Index returns at the end of the Segment Term (e.g., limited protection in the case of market decline). Although your losses from negative Index returns may be limited, they may not be entirely prevented, and you could lose a significant amount of money. For example:
o    If the Index Change is -25% and the Buffer Rate is 10%, we will apply a 15% loss (the amount of negative Index performance that exceeds the Buffer Rate) at the end of the Segment Term.
o    If the Index Change is -25% and the Floor Rate is 10%, we will apply a 10% loss (the amount of negative Index performance up to the Floor Rate) at the end of the Segment Term.
•    While a Floor Segment Option with a 0% Floor Rate provides complete protection from losses due to negative Index returns, like any other Index-Linked Segment Option, there may be losses due to Surrender Charges, negative Bond Adjustments, negative Equity Adjustments and taxes and tax penalties.
•    While a Peak Buffer Segment Option provides for potential gain in the event of negative Index returns that do not exceed the Buffer Rate, a Peak Buffer Segment Option does not provide protection from losses for any negative Index returns in excess of the Buffer Rate.
•The limit on Index loss for an Index-Linked Segment Option, if any, applies only at the end of a Segment Term. Therefore, the limit on Index loss will not apply unless you hold your investment for the entire Segment Term. Also, the limit on Index loss is only for a single Segment Term. Over multiple Segment Terms, your cumulative losses may exceed the stated limit on Index losses for any single Segment Term.
•    An Index-Linked Segment Option’s limit on Index loss provides no protection from negative Bond Adjustments or negative Equity Adjustments.
.•    Each Index either (a) is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on securities composing the Index, or (b) deducts fees and costs when calculating Index performance. This will reduce the Index return and may cause the Index (and consequently your investment in the Index-Linked Segment Option) to underperform a direct investment in the securities composing the Index.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

What are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Fixed Segment Option and Index-Linked Segment Options), guarantees or benefits of the Contract are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request by calling 1-800-852-4450.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
RESTRICTIONS	Location in Prospectus

Are there Restrictions on the Investment Options?
Yes.
•    There are no restrictions that limit the Segment Options you may choose, but there are significant limitations on Transfers of Accumulated Value among Segment Options.
o    Transfers are permitted only on Segment End Dates.
o    Transfers to the Fixed Segment Option cannot result in your Accumulated Value in the Fixed Segment Option being more than the greater of (a) 50% of your total Accumulated Value or (b) your Secure Income Benefit Payment for the current Contract Year.
o    Transfers are not permitted into an Index-Linked Segment Option while there is an ongoing Segment Term for that Segment Option.
•    We reserve the right to add and remove Segment Options as available investment options. We guarantee that the following Segment Option will be available (subject to our right of Index substitution) for the life of the Contract: Point-to-Point, S&P 500 Price Return Index, Participation Rate and Cap Rate, 1-year Segment Term, 10% Buffer.
•If we exercise our right to remove one or more Segment Options, and you do not wish to invest in any of the Segment Options that are made available for investment (which may be limited to the sole Index-Linked Segment Option that we guarantee to make available), your only option would be to take a full withdrawal or fully annuitize your Contract, which may cause you to incur Surrender Charges, a negative Bond Adjustment, a negative Equity Adjustment, taxes and tax penalties.
•    Each Index-Linked Segment Option’s limit on Index losses for a single Segment Term is guaranteed to not change, either during a Segment Term or for future Segment Terms.
•    We may change the limits on Index gains from one Segment Term to the next. The lowest Cap Rate and Participation Rate that may be established under the Contract are 0.50% and 5.00%, respectively.
•    We reserve the right to substitute the Index for an Index- Linked Segment Option during its Segment Term.
•    The Contract is a single premium product. Additional premium payments will not be accepted.
•Depending on your state, or your financial professional or your financial professional's firm, certain investment options may not be available.

8. PURCHASING THE CONTRACT — How to Buy a Contract
9. FIXED SEGMENT OPTION MECHANICS
10. INDEX- LINKED SEGMENT OPTION MECHANICS
11. OPTIONS AT END OF SEGMENT TERM
13. BENEFITS AVAILABLE UNDER THE CONTRACT
APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

Are there any Restrictions on Contract Benefits?
Yes.
•    There are restrictions and limitations relating to benefits offered under the Contract (e.g., death benefit, GLWB, Segment Lock-In).
•    Except as otherwise provided, Contract benefits may not be modified or terminated by the Company.
•    For the Secure Income Protector (GLWB):
o    The Contract is issued with the GLWB. You cannot voluntarily terminate the GLWB until your 6th Contract Anniversary.
o    The applicable Initial Secure Income Percentages and Secure Income Deferral Credit percentages are stated in the Rate Sheet Supplement in effect when you sign your Contract application.
o    If the Covered Life (or oldest Covered Life, if applicable) is not at least age 59½ on the Contract Date, Secure Income Withdrawals are not available until the Covered Life (or oldest Annuitant, if applicable) attains age 59½.
o    Excess Withdrawals may affect the availability of the GLWB by reducing the benefit by an amount greater than the value withdrawn, and could terminate the benefit and the Contract.
•    Withdrawals will reduce the death benefit, perhaps by more than the amount withdrawn.
•Depending on your state, or your financial professional or your financial professional's firm, certain benefits may not be available or may be available on different terms.
10. INDEX- LINKED SEGMENT OPTION MECHANICS – Segment Lock-In 13. BENEFITS AVAILABLE UNDER THE CONTRACT 14. SECURE INCOME PROTECTOR (GLWB) 15. DEATH BENEFIT APPENDIX C: STATE VARIATIONS
TAXES	Location in Prospectus
What are the Contract’s Tax Implications?
•    You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
•    If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), there is no additional tax benefit from the Contract.
•    Withdrawals will be subject to ordinary income tax. You also may have to pay a 10% penalty tax if you take a withdrawal before age 59½.
18. TAXES

CONFLICTS OF INTEREST	Location in Prospectus
How are Investment Professionals Compensated?
Your investment professional may receive compensation for selling the Contract to you in the form of commissions, other cash compensation (e.g., bonuses) and non-cash compensation. Your investment professional may have a financial incentive to offer or recommend the Contract to you over another investment.
8. PURCHASING THE CONTRACT — Distribution of the Contract
Should I Exchange My Contract?
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your existing contract if you determine, after comparing the features, fees and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for you to purchase the new contract rather than continue to own your existing contract.
8. PURCHASING THE CONTRACT — Distribution of the Contract

Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.50%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.50%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of the Secure Income Benefit Base. This is the current GLWB Fee. We reserve the right to increase the GLWB Fee for existing Contracts up to the maximum of 2.00%. If we increase the GLWB Fee for existing Contracts and you are eligible for a GLWB Step-Up, you will be charged the increased GLWB Fee. You may opt out of the GLWB Fee increase, but doing so will make you ineligible for future GLWB Step-Ups and the feature cannot be added back to the Contract. You may not terminate the GLWB prior to your 6th Contract Anniversary. If you terminate the GLWB, your Contract will not be subject to this fee in future Contract Years.
Lowest and Highest Annual Cost [Table Text Block]

FEES, EXPENSES AND ADJUSTMENTS		Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes.
Surrender Charges. If you take a withdrawal during the first six Contract Years, you may be assessed a Surrender Charge of up to 8% of the amount withdrawn. For example, if you invest $100,000 in the Contract and make an early withdrawal, you could pay a Surrender Charge of up to $8,000. This loss will be greater if there are also negative Bond Adjustments, negative Equity Adjustments, taxes or tax penalties.
Bond Adjustments and Equity Adjustments –
•Bond Adjustments. If you take a withdrawal or other Surrender from a Segment Option, we may apply a Bond Adjustment, which may be negative. In extreme circumstances, you could lose up to 100% of the amount Surrendered from an Index-Linked Segment Option due to a negative Bond Adjustment. For example, if you withdraw or otherwise Surrender $100,000 from an Index-Linked Segment Option, you could lose up to $100,000 of the Surrender proceeds. In other words, $100,000 would be removed from your Index-Linked Segment Option, but in the event of a negative Bond Adjustment, it is possible that you could receive $0. Bond Adjustments may apply to a withdrawal, death benefit payment or Annuitization, regardless of when it occurs, including a Segment End Date.
•Equity Adjustments. If all or a portion of Contract value is removed from an Index-Linked Segment Option prior to a Segment End Date, we will apply an Equity Adjustment, which may be negative. In extreme circumstances, you could lose up to 100% of your investment in an Index-Linked Segment Option due to a negative Equity Adjustment. For example, if you allocate $100,000 to an Index-Linked Segment Option with a 2-year Segment Term and take a withdrawal before the 2 years have ended, you could lose your $100,000 investment. An Equity Adjustment will apply to any withdrawal, death benefit, Annuitization or deduction of a GLWB Fee occurring on any day during a Segment Term other than the Segment End Date. An Equity Adjustment will also apply upon exercise of Segment Lock-In for an Index-Linked Segment Option.
•Losses due to negative Bond or Equity Adjustments will be greater if you also have to pay a Surrender Charge, taxes or tax penalties.
4. FEE TABLE 7. FEES, CHARGES AND ADJUSTMENTS — Deferred Sales Load (“Surrender Charge”), Equity Adjustment, Bond Adjustment 10. INDEX-LINKED SEGMENT OPTION MECHANICS — Segment Interim Value
Are There Transaction Charges?	No. Other than Surrender Charges, Bond Adjustments and Equity Adjustments, there are no other transaction charges under the Contract.	Not Applicable

Are There Ongoing Fees and Expenses?
Yes.
Under the Index-Linked Segment Options, there is an implicit ongoing fee to the extent that your participation in Index gains is limited by our use of a Cap Rate or Participation Rate. This means that your returns may be lower than the Index’s returns. In return for accepting a limit on Index gains, you will receive some protection from Index losses. This implicit ongoing fee is not reflected in the tables below.
The table below describes the fees and expenses that you may pay each year. Please refer to your Data Page for information about the specific fees you will pay each year.
4. FEE TABLE 7. FEES, CHARGES AND ADJUSTMENTS
	Annual Fee	Minimum	Maximum
	Base Contract	1.50%(1)	1.50%(1)
(1)    As a percentage of the Secure Income Benefit Base. This is the current GLWB Fee. We reserve the right to increase the GLWB Fee for existing Contracts up to the maximum of 2.00%. If we increase the GLWB Fee for existing Contracts and you are eligible for a GLWB Step-Up, you will be charged the increased GLWB Fee. You may opt out of the GLWB Fee increase, but doing so will make you ineligible for future GLWB Step-Ups and the feature cannot be added back to the Contract. You may not terminate the GLWB prior to your 6th Contract Anniversary. If you terminate the GLWB, your Contract will not be subject to this fee in future Contract Years.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning the Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Surrender Charges, negative Bond Adjustments and negative Equity Adjustments that substantially increase costs.

	Lowest Annual Cost: $1,363.41	Highest Annual Cost: $1,363.41
	Assumes: • Investment of $100,000 • 5% annual appreciation • Current GLWB Fee • No sales charges • No Transfer or withdrawals • 0% Equity Adjustments for interim GLWB Fee deductions	Assumes: • Investment of $100,000 • 5% annual appreciation • Current GLWB Fee • No sales charges • No Transfers or withdrawals • 0% Equity Adjustments for interim GLWB Fee deductions

RISKS	Location in Prospectus
Is there a Risk of Loss from Poor Performance?
Yes.
•    You can lose money by investing in the Contract, including loss of principal and previous earnings.
•    Under an Index-Linked Segment Option, the maximum amount of loss that you could experience from negative Index performance at the end of a Segment Term, after taking into account the minimum limits on Index loss currently provided under the Contract, would be: 90% loss for a 10% Buffer Rate; 80% loss for a 20% Buffer Rate; 10% loss for a 10% Floor Rate; or 0% loss for a 0% Floor Rate.
•    The limits on Index loss offered under the Contract may change from one Segment Term to the next; however, we will always offer an Index-Linked Segment Option with a 10% Buffer Rate. As such, there will always be an Index-Linked Segment Option that limits Index losses for a single Segment Term to a maximum of 90% (although your cumulative losses over multiple Segment Terms could be greater).
•    In the future, we may not offer any Index-Linked Segment Options with a floor, and we do not guarantee a minimum Floor Rate for any new Floor Segment Option that we may offer in the future.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Is this a Short-Term Investment?
No.
•    The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
•    The Contract’s tax deferral and long-term income features are generally more beneficial to investors with a long time horizon.
•    Amounts withdrawn or otherwise Surrendered under the Contract may be subject to Surrender Charges, negative Bond Adjustments and taxes and tax penalties. In addition, for Index-Linked Segment Options, withdrawals, other Surrenders and GLWB Fee deductions before the Segment End Date may result in negative Equity Adjustments and loss of positive Index performance.
•    Withdrawals and other Surrenders will reduce your Crediting Base in a Segment Option. Deductions for GLWB Fees also reduce the Crediting Base. Generally, prior to the Segment End Date, the Crediting Base for an Index-Linked Segment Option will be proportionately reduced, and the proportionate reduction could be greater than the amount Surrendered or deducted. Reductions to your Crediting Base will result in lower Segment Interim Values for the remainder of the Segment Term and less Segment Return (if any) on the Segment End Date.
•    At the end of a Segment Term, Accumulated Value in the ended Segment Option will be reinvested, Transferred, withdrawn or Annuitized based on your instructions. In the absence of instructions, that amount will be re-invested in the same Segment Option for a new Segment Term (with the Cap Rate and Participation Rate or annual interest rate applicable to a new Segment Term). If the same Segment Option is no longer available, that amount will be automatically Transferred to the applicable default option.
o    If the ended Segment Option is an Index-Linked Segment Option, and that Index-Linked Segment Option is no longer available, the default option will be a 1-year Index-Linked Segment Option with the same Index and Buffer Rate or Floor Rate, if available (with the Cap Rate and Participation Rate applicable to a new Segment Term). If there is no such Segment Option available, the default option will be the Fixed Segment Option (with the annual interest rate applicable to a new Segment Term).
o    If the ended Segment Option is the Fixed Segment Option, and the Fixed Segment Option is no longer available, the default option will be the following Index-Linked Segment Option: Point-to-Point, S&P 500 Price Return Index, Participation Rate and Cap Rate, 1-year Segment Term, 0% Floor.
o    We reserve the right to change the default Segment Options in the future.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

What are the Risks Associated with the Investment Options?
•    An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Index-Linked Segment Options). Each investment option (including the Fixed Segment Option) has its own unique risks. You should review the available investment options before making an investment decision.
For Index-Linked Segment Options
•    The Participation Rate and Cap Rate, as applicable, may limit positive Index returns (i.e., limited upside). This may result in you earning less than the Index return. For example:
o    If the Index Change is 5%, Participation Rate is 80% and Cap Rate is 10%, we would apply only 4% gain at the end of the Segment Term using the Participation Rate (i.e., 5% x 80% = 4%).
o    If the Index Change were instead 15%, we would not apply the Participation Rate, as that would result in gain (12%) exceeding the Cap Rate (10%). We would apply only 10% gain using the Cap Rate at the end of the Segment Term.
•    The Buffer Rate or Floor Rate, as applicable, may limit your losses due to negative Index returns at the end of the Segment Term (e.g., limited protection in the case of market decline). Although your losses from negative Index returns may be limited, they may not be entirely prevented, and you could lose a significant amount of money. For example:
o    If the Index Change is -25% and the Buffer Rate is 10%, we will apply a 15% loss (the amount of negative Index performance that exceeds the Buffer Rate) at the end of the Segment Term.
o    If the Index Change is -25% and the Floor Rate is 10%, we will apply a 10% loss (the amount of negative Index performance up to the Floor Rate) at the end of the Segment Term.
•    While a Floor Segment Option with a 0% Floor Rate provides complete protection from losses due to negative Index returns, like any other Index-Linked Segment Option, there may be losses due to Surrender Charges, negative Bond Adjustments, negative Equity Adjustments and taxes and tax penalties.
•    While a Peak Buffer Segment Option provides for potential gain in the event of negative Index returns that do not exceed the Buffer Rate, a Peak Buffer Segment Option does not provide protection from losses for any negative Index returns in excess of the Buffer Rate.
•The limit on Index loss for an Index-Linked Segment Option, if any, applies only at the end of a Segment Term. Therefore, the limit on Index loss will not apply unless you hold your investment for the entire Segment Term. Also, the limit on Index loss is only for a single Segment Term. Over multiple Segment Terms, your cumulative losses may exceed the stated limit on Index losses for any single Segment Term.
•    An Index-Linked Segment Option’s limit on Index loss provides no protection from negative Bond Adjustments or negative Equity Adjustments.
.•    Each Index either (a) is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on securities composing the Index, or (b) deducts fees and costs when calculating Index performance. This will reduce the Index return and may cause the Index (and consequently your investment in the Index-Linked Segment Option) to underperform a direct investment in the securities composing the Index.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

What are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Fixed Segment Option and Index-Linked Segment Options), guarantees or benefits of the Contract are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request by calling 1-800-852-4450.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
RESTRICTIONS	Location in Prospectus

Are there Restrictions on the Investment Options?
Yes.
•    There are no restrictions that limit the Segment Options you may choose, but there are significant limitations on Transfers of Accumulated Value among Segment Options.
o    Transfers are permitted only on Segment End Dates.
o    Transfers to the Fixed Segment Option cannot result in your Accumulated Value in the Fixed Segment Option being more than the greater of (a) 50% of your total Accumulated Value or (b) your Secure Income Benefit Payment for the current Contract Year.
o    Transfers are not permitted into an Index-Linked Segment Option while there is an ongoing Segment Term for that Segment Option.
•    We reserve the right to add and remove Segment Options as available investment options. We guarantee that the following Segment Option will be available (subject to our right of Index substitution) for the life of the Contract: Point-to-Point, S&P 500 Price Return Index, Participation Rate and Cap Rate, 1-year Segment Term, 10% Buffer.
•If we exercise our right to remove one or more Segment Options, and you do not wish to invest in any of the Segment Options that are made available for investment (which may be limited to the sole Index-Linked Segment Option that we guarantee to make available), your only option would be to take a full withdrawal or fully annuitize your Contract, which may cause you to incur Surrender Charges, a negative Bond Adjustment, a negative Equity Adjustment, taxes and tax penalties.
•    Each Index-Linked Segment Option’s limit on Index losses for a single Segment Term is guaranteed to not change, either during a Segment Term or for future Segment Terms.
•    We may change the limits on Index gains from one Segment Term to the next. The lowest Cap Rate and Participation Rate that may be established under the Contract are 0.50% and 5.00%, respectively.
•    We reserve the right to substitute the Index for an Index- Linked Segment Option during its Segment Term.
•    The Contract is a single premium product. Additional premium payments will not be accepted.
•Depending on your state, or your financial professional or your financial professional's firm, certain investment options may not be available.

8. PURCHASING THE CONTRACT — How to Buy a Contract
9. FIXED SEGMENT OPTION MECHANICS
10. INDEX- LINKED SEGMENT OPTION MECHANICS
11. OPTIONS AT END OF SEGMENT TERM
13. BENEFITS AVAILABLE UNDER THE CONTRACT
APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

Are there any Restrictions on Contract Benefits?
Yes.
•    There are restrictions and limitations relating to benefits offered under the Contract (e.g., death benefit, GLWB, Segment Lock-In).
•    Except as otherwise provided, Contract benefits may not be modified or terminated by the Company.
•    For the Secure Income Protector (GLWB):
o    The Contract is issued with the GLWB. You cannot voluntarily terminate the GLWB until your 6th Contract Anniversary.
o    The applicable Initial Secure Income Percentages and Secure Income Deferral Credit percentages are stated in the Rate Sheet Supplement in effect when you sign your Contract application.
o    If the Covered Life (or oldest Covered Life, if applicable) is not at least age 59½ on the Contract Date, Secure Income Withdrawals are not available until the Covered Life (or oldest Annuitant, if applicable) attains age 59½.
o    Excess Withdrawals may affect the availability of the GLWB by reducing the benefit by an amount greater than the value withdrawn, and could terminate the benefit and the Contract.
•    Withdrawals will reduce the death benefit, perhaps by more than the amount withdrawn.
•Depending on your state, or your financial professional or your financial professional's firm, certain benefits may not be available or may be available on different terms.
10. INDEX- LINKED SEGMENT OPTION MECHANICS – Segment Lock-In 13. BENEFITS AVAILABLE UNDER THE CONTRACT 14. SECURE INCOME PROTECTOR (GLWB) 15. DEATH BENEFIT APPENDIX C: STATE VARIATIONS
TAXES	Location in Prospectus
What are the Contract’s Tax Implications?
•    You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
•    If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), there is no additional tax benefit from the Contract.
•    Withdrawals will be subject to ordinary income tax. You also may have to pay a 10% penalty tax if you take a withdrawal before age 59½.
18. TAXES

CONFLICTS OF INTEREST	Location in Prospectus
How are Investment Professionals Compensated?
Your investment professional may receive compensation for selling the Contract to you in the form of commissions, other cash compensation (e.g., bonuses) and non-cash compensation. Your investment professional may have a financial incentive to offer or recommend the Contract to you over another investment.
8. PURCHASING THE CONTRACT — Distribution of the Contract
Should I Exchange My Contract?
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your existing contract if you determine, after comparing the features, fees and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for you to purchase the new contract rather than continue to own your existing contract.
8. PURCHASING THE CONTRACT — Distribution of the Contract

Lowest Annual Cost [Dollars]	$ 1,363.41
Highest Annual Cost [Dollars]	$ 1,363.41
Lowest Annual Cost Footnotes [Text Block]	Assumes: • Investment of $100,000 • 5% annual appreciation • Current GLWB Fee • No sales charges • No Transfer or withdrawals • 0% Equity Adjustments for interim GLWB Fee deductions
Highest Annual Cost Footnotes [Text Block]	Assumes: • Investment of $100,000 • 5% annual appreciation • Current GLWB Fee • No sales charges • No Transfers or withdrawals • 0% Equity Adjustments for interim GLWB Fee deductions
Risks [Table Text Block]

FEES, EXPENSES AND ADJUSTMENTS		Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes.
Surrender Charges. If you take a withdrawal during the first six Contract Years, you may be assessed a Surrender Charge of up to 8% of the amount withdrawn. For example, if you invest $100,000 in the Contract and make an early withdrawal, you could pay a Surrender Charge of up to $8,000. This loss will be greater if there are also negative Bond Adjustments, negative Equity Adjustments, taxes or tax penalties.
Bond Adjustments and Equity Adjustments –
•Bond Adjustments. If you take a withdrawal or other Surrender from a Segment Option, we may apply a Bond Adjustment, which may be negative. In extreme circumstances, you could lose up to 100% of the amount Surrendered from an Index-Linked Segment Option due to a negative Bond Adjustment. For example, if you withdraw or otherwise Surrender $100,000 from an Index-Linked Segment Option, you could lose up to $100,000 of the Surrender proceeds. In other words, $100,000 would be removed from your Index-Linked Segment Option, but in the event of a negative Bond Adjustment, it is possible that you could receive $0. Bond Adjustments may apply to a withdrawal, death benefit payment or Annuitization, regardless of when it occurs, including a Segment End Date.
•Equity Adjustments. If all or a portion of Contract value is removed from an Index-Linked Segment Option prior to a Segment End Date, we will apply an Equity Adjustment, which may be negative. In extreme circumstances, you could lose up to 100% of your investment in an Index-Linked Segment Option due to a negative Equity Adjustment. For example, if you allocate $100,000 to an Index-Linked Segment Option with a 2-year Segment Term and take a withdrawal before the 2 years have ended, you could lose your $100,000 investment. An Equity Adjustment will apply to any withdrawal, death benefit, Annuitization or deduction of a GLWB Fee occurring on any day during a Segment Term other than the Segment End Date. An Equity Adjustment will also apply upon exercise of Segment Lock-In for an Index-Linked Segment Option.
•Losses due to negative Bond or Equity Adjustments will be greater if you also have to pay a Surrender Charge, taxes or tax penalties.
4. FEE TABLE 7. FEES, CHARGES AND ADJUSTMENTS — Deferred Sales Load (“Surrender Charge”), Equity Adjustment, Bond Adjustment 10. INDEX-LINKED SEGMENT OPTION MECHANICS — Segment Interim Value
Are There Transaction Charges?	No. Other than Surrender Charges, Bond Adjustments and Equity Adjustments, there are no other transaction charges under the Contract.	Not Applicable

Are There Ongoing Fees and Expenses?
Yes.
Under the Index-Linked Segment Options, there is an implicit ongoing fee to the extent that your participation in Index gains is limited by our use of a Cap Rate or Participation Rate. This means that your returns may be lower than the Index’s returns. In return for accepting a limit on Index gains, you will receive some protection from Index losses. This implicit ongoing fee is not reflected in the tables below.
The table below describes the fees and expenses that you may pay each year. Please refer to your Data Page for information about the specific fees you will pay each year.
4. FEE TABLE 7. FEES, CHARGES AND ADJUSTMENTS
	Annual Fee	Minimum	Maximum
	Base Contract	1.50%(1)	1.50%(1)
(1)    As a percentage of the Secure Income Benefit Base. This is the current GLWB Fee. We reserve the right to increase the GLWB Fee for existing Contracts up to the maximum of 2.00%. If we increase the GLWB Fee for existing Contracts and you are eligible for a GLWB Step-Up, you will be charged the increased GLWB Fee. You may opt out of the GLWB Fee increase, but doing so will make you ineligible for future GLWB Step-Ups and the feature cannot be added back to the Contract. You may not terminate the GLWB prior to your 6th Contract Anniversary. If you terminate the GLWB, your Contract will not be subject to this fee in future Contract Years.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning the Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Surrender Charges, negative Bond Adjustments and negative Equity Adjustments that substantially increase costs.

	Lowest Annual Cost: $1,363.41	Highest Annual Cost: $1,363.41
	Assumes: • Investment of $100,000 • 5% annual appreciation • Current GLWB Fee • No sales charges • No Transfer or withdrawals • 0% Equity Adjustments for interim GLWB Fee deductions	Assumes: • Investment of $100,000 • 5% annual appreciation • Current GLWB Fee • No sales charges • No Transfers or withdrawals • 0% Equity Adjustments for interim GLWB Fee deductions

RISKS	Location in Prospectus
Is there a Risk of Loss from Poor Performance?
Yes.
•    You can lose money by investing in the Contract, including loss of principal and previous earnings.
•    Under an Index-Linked Segment Option, the maximum amount of loss that you could experience from negative Index performance at the end of a Segment Term, after taking into account the minimum limits on Index loss currently provided under the Contract, would be: 90% loss for a 10% Buffer Rate; 80% loss for a 20% Buffer Rate; 10% loss for a 10% Floor Rate; or 0% loss for a 0% Floor Rate.
•    The limits on Index loss offered under the Contract may change from one Segment Term to the next; however, we will always offer an Index-Linked Segment Option with a 10% Buffer Rate. As such, there will always be an Index-Linked Segment Option that limits Index losses for a single Segment Term to a maximum of 90% (although your cumulative losses over multiple Segment Terms could be greater).
•    In the future, we may not offer any Index-Linked Segment Options with a floor, and we do not guarantee a minimum Floor Rate for any new Floor Segment Option that we may offer in the future.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Is this a Short-Term Investment?
No.
•    The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
•    The Contract’s tax deferral and long-term income features are generally more beneficial to investors with a long time horizon.
•    Amounts withdrawn or otherwise Surrendered under the Contract may be subject to Surrender Charges, negative Bond Adjustments and taxes and tax penalties. In addition, for Index-Linked Segment Options, withdrawals, other Surrenders and GLWB Fee deductions before the Segment End Date may result in negative Equity Adjustments and loss of positive Index performance.
•    Withdrawals and other Surrenders will reduce your Crediting Base in a Segment Option. Deductions for GLWB Fees also reduce the Crediting Base. Generally, prior to the Segment End Date, the Crediting Base for an Index-Linked Segment Option will be proportionately reduced, and the proportionate reduction could be greater than the amount Surrendered or deducted. Reductions to your Crediting Base will result in lower Segment Interim Values for the remainder of the Segment Term and less Segment Return (if any) on the Segment End Date.
•    At the end of a Segment Term, Accumulated Value in the ended Segment Option will be reinvested, Transferred, withdrawn or Annuitized based on your instructions. In the absence of instructions, that amount will be re-invested in the same Segment Option for a new Segment Term (with the Cap Rate and Participation Rate or annual interest rate applicable to a new Segment Term). If the same Segment Option is no longer available, that amount will be automatically Transferred to the applicable default option.
o    If the ended Segment Option is an Index-Linked Segment Option, and that Index-Linked Segment Option is no longer available, the default option will be a 1-year Index-Linked Segment Option with the same Index and Buffer Rate or Floor Rate, if available (with the Cap Rate and Participation Rate applicable to a new Segment Term). If there is no such Segment Option available, the default option will be the Fixed Segment Option (with the annual interest rate applicable to a new Segment Term).
o    If the ended Segment Option is the Fixed Segment Option, and the Fixed Segment Option is no longer available, the default option will be the following Index-Linked Segment Option: Point-to-Point, S&P 500 Price Return Index, Participation Rate and Cap Rate, 1-year Segment Term, 0% Floor.
o    We reserve the right to change the default Segment Options in the future.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

What are the Risks Associated with the Investment Options?
•    An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Index-Linked Segment Options). Each investment option (including the Fixed Segment Option) has its own unique risks. You should review the available investment options before making an investment decision.
For Index-Linked Segment Options
•    The Participation Rate and Cap Rate, as applicable, may limit positive Index returns (i.e., limited upside). This may result in you earning less than the Index return. For example:
o    If the Index Change is 5%, Participation Rate is 80% and Cap Rate is 10%, we would apply only 4% gain at the end of the Segment Term using the Participation Rate (i.e., 5% x 80% = 4%).
o    If the Index Change were instead 15%, we would not apply the Participation Rate, as that would result in gain (12%) exceeding the Cap Rate (10%). We would apply only 10% gain using the Cap Rate at the end of the Segment Term.
•    The Buffer Rate or Floor Rate, as applicable, may limit your losses due to negative Index returns at the end of the Segment Term (e.g., limited protection in the case of market decline). Although your losses from negative Index returns may be limited, they may not be entirely prevented, and you could lose a significant amount of money. For example:
o    If the Index Change is -25% and the Buffer Rate is 10%, we will apply a 15% loss (the amount of negative Index performance that exceeds the Buffer Rate) at the end of the Segment Term.
o    If the Index Change is -25% and the Floor Rate is 10%, we will apply a 10% loss (the amount of negative Index performance up to the Floor Rate) at the end of the Segment Term.
•    While a Floor Segment Option with a 0% Floor Rate provides complete protection from losses due to negative Index returns, like any other Index-Linked Segment Option, there may be losses due to Surrender Charges, negative Bond Adjustments, negative Equity Adjustments and taxes and tax penalties.
•    While a Peak Buffer Segment Option provides for potential gain in the event of negative Index returns that do not exceed the Buffer Rate, a Peak Buffer Segment Option does not provide protection from losses for any negative Index returns in excess of the Buffer Rate.
•The limit on Index loss for an Index-Linked Segment Option, if any, applies only at the end of a Segment Term. Therefore, the limit on Index loss will not apply unless you hold your investment for the entire Segment Term. Also, the limit on Index loss is only for a single Segment Term. Over multiple Segment Terms, your cumulative losses may exceed the stated limit on Index losses for any single Segment Term.
•    An Index-Linked Segment Option’s limit on Index loss provides no protection from negative Bond Adjustments or negative Equity Adjustments.
.•    Each Index either (a) is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on securities composing the Index, or (b) deducts fees and costs when calculating Index performance. This will reduce the Index return and may cause the Index (and consequently your investment in the Index-Linked Segment Option) to underperform a direct investment in the securities composing the Index.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

What are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Fixed Segment Option and Index-Linked Segment Options), guarantees or benefits of the Contract are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request by calling 1-800-852-4450.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
RESTRICTIONS	Location in Prospectus

Are there Restrictions on the Investment Options?
Yes.
•    There are no restrictions that limit the Segment Options you may choose, but there are significant limitations on Transfers of Accumulated Value among Segment Options.
o    Transfers are permitted only on Segment End Dates.
o    Transfers to the Fixed Segment Option cannot result in your Accumulated Value in the Fixed Segment Option being more than the greater of (a) 50% of your total Accumulated Value or (b) your Secure Income Benefit Payment for the current Contract Year.
o    Transfers are not permitted into an Index-Linked Segment Option while there is an ongoing Segment Term for that Segment Option.
•    We reserve the right to add and remove Segment Options as available investment options. We guarantee that the following Segment Option will be available (subject to our right of Index substitution) for the life of the Contract: Point-to-Point, S&P 500 Price Return Index, Participation Rate and Cap Rate, 1-year Segment Term, 10% Buffer.
•If we exercise our right to remove one or more Segment Options, and you do not wish to invest in any of the Segment Options that are made available for investment (which may be limited to the sole Index-Linked Segment Option that we guarantee to make available), your only option would be to take a full withdrawal or fully annuitize your Contract, which may cause you to incur Surrender Charges, a negative Bond Adjustment, a negative Equity Adjustment, taxes and tax penalties.
•    Each Index-Linked Segment Option’s limit on Index losses for a single Segment Term is guaranteed to not change, either during a Segment Term or for future Segment Terms.
•    We may change the limits on Index gains from one Segment Term to the next. The lowest Cap Rate and Participation Rate that may be established under the Contract are 0.50% and 5.00%, respectively.
•    We reserve the right to substitute the Index for an Index- Linked Segment Option during its Segment Term.
•    The Contract is a single premium product. Additional premium payments will not be accepted.
•Depending on your state, or your financial professional or your financial professional's firm, certain investment options may not be available.

8. PURCHASING THE CONTRACT — How to Buy a Contract
9. FIXED SEGMENT OPTION MECHANICS
10. INDEX- LINKED SEGMENT OPTION MECHANICS
11. OPTIONS AT END OF SEGMENT TERM
13. BENEFITS AVAILABLE UNDER THE CONTRACT
APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

Are there any Restrictions on Contract Benefits?
Yes.
•    There are restrictions and limitations relating to benefits offered under the Contract (e.g., death benefit, GLWB, Segment Lock-In).
•    Except as otherwise provided, Contract benefits may not be modified or terminated by the Company.
•    For the Secure Income Protector (GLWB):
o    The Contract is issued with the GLWB. You cannot voluntarily terminate the GLWB until your 6th Contract Anniversary.
o    The applicable Initial Secure Income Percentages and Secure Income Deferral Credit percentages are stated in the Rate Sheet Supplement in effect when you sign your Contract application.
o    If the Covered Life (or oldest Covered Life, if applicable) is not at least age 59½ on the Contract Date, Secure Income Withdrawals are not available until the Covered Life (or oldest Annuitant, if applicable) attains age 59½.
o    Excess Withdrawals may affect the availability of the GLWB by reducing the benefit by an amount greater than the value withdrawn, and could terminate the benefit and the Contract.
•    Withdrawals will reduce the death benefit, perhaps by more than the amount withdrawn.
•Depending on your state, or your financial professional or your financial professional's firm, certain benefits may not be available or may be available on different terms.
10. INDEX- LINKED SEGMENT OPTION MECHANICS – Segment Lock-In 13. BENEFITS AVAILABLE UNDER THE CONTRACT 14. SECURE INCOME PROTECTOR (GLWB) 15. DEATH BENEFIT APPENDIX C: STATE VARIATIONS
TAXES	Location in Prospectus
What are the Contract’s Tax Implications?
•    You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
•    If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), there is no additional tax benefit from the Contract.
•    Withdrawals will be subject to ordinary income tax. You also may have to pay a 10% penalty tax if you take a withdrawal before age 59½.
18. TAXES

CONFLICTS OF INTEREST	Location in Prospectus
How are Investment Professionals Compensated?
Your investment professional may receive compensation for selling the Contract to you in the form of commissions, other cash compensation (e.g., bonuses) and non-cash compensation. Your investment professional may have a financial incentive to offer or recommend the Contract to you over another investment.
8. PURCHASING THE CONTRACT — Distribution of the Contract
Should I Exchange My Contract?
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your existing contract if you determine, after comparing the features, fees and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for you to purchase the new contract rather than continue to own your existing contract.
8. PURCHASING THE CONTRACT — Distribution of the Contract

Investment Restrictions [Text Block]
Yes.
•    There are no restrictions that limit the Segment Options you may choose, but there are significant limitations on Transfers of Accumulated Value among Segment Options.
o    Transfers are permitted only on Segment End Dates.
o    Transfers to the Fixed Segment Option cannot result in your Accumulated Value in the Fixed Segment Option being more than the greater of (a) 50% of your total Accumulated Value or (b) your Secure Income Benefit Payment for the current Contract Year.
o    Transfers are not permitted into an Index-Linked Segment Option while there is an ongoing Segment Term for that Segment Option.
•    We reserve the right to add and remove Segment Options as available investment options. We guarantee that the following Segment Option will be available (subject to our right of Index substitution) for the life of the Contract: Point-to-Point, S&P 500 Price Return Index, Participation Rate and Cap Rate, 1-year Segment Term, 10% Buffer.
•If we exercise our right to remove one or more Segment Options, and you do not wish to invest in any of the Segment Options that are made available for investment (which may be limited to the sole Index-Linked Segment Option that we guarantee to make available), your only option would be to take a full withdrawal or fully annuitize your Contract, which may cause you to incur Surrender Charges, a negative Bond Adjustment, a negative Equity Adjustment, taxes and tax penalties.
•    Each Index-Linked Segment Option’s limit on Index losses for a single Segment Term is guaranteed to not change, either during a Segment Term or for future Segment Terms.
•    We may change the limits on Index gains from one Segment Term to the next. The lowest Cap Rate and Participation Rate that may be established under the Contract are 0.50% and 5.00%, respectively.
•    We reserve the right to substitute the Index for an Index- Linked Segment Option during its Segment Term.
•    The Contract is a single premium product. Additional premium payments will not be accepted.
•Depending on your state, or your financial professional or your financial professional's firm, certain investment options may not be available.

Key Information, Benefit Restrictions [Text Block]
Yes.
•    There are restrictions and limitations relating to benefits offered under the Contract (e.g., death benefit, GLWB, Segment Lock-In).
•    Except as otherwise provided, Contract benefits may not be modified or terminated by the Company.
•    For the Secure Income Protector (GLWB):
o    The Contract is issued with the GLWB. You cannot voluntarily terminate the GLWB until your 6th Contract Anniversary.
o    The applicable Initial Secure Income Percentages and Secure Income Deferral Credit percentages are stated in the Rate Sheet Supplement in effect when you sign your Contract application.
o    If the Covered Life (or oldest Covered Life, if applicable) is not at least age 59½ on the Contract Date, Secure Income Withdrawals are not available until the Covered Life (or oldest Annuitant, if applicable) attains age 59½.
o    Excess Withdrawals may affect the availability of the GLWB by reducing the benefit by an amount greater than the value withdrawn, and could terminate the benefit and the Contract.
•    Withdrawals will reduce the death benefit, perhaps by more than the amount withdrawn.
•Depending on your state, or your financial professional or your financial professional's firm, certain benefits may not be available or may be available on different terms.

Tax Implications [Text Block]
•    You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
•    If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), there is no additional tax benefit from the Contract.
•    Withdrawals will be subject to ordinary income tax. You also may have to pay a 10% penalty tax if you take a withdrawal before age 59½.

Investment Professional Compensation [Text Block]
Your investment professional may receive compensation for selling the Contract to you in the form of commissions, other cash compensation (e.g., bonuses) and non-cash compensation. Your investment professional may have a financial incentive to offer or recommend the Contract to you over another investment.

Exchanges [Text Block]
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your existing contract if you determine, after comparing the features, fees and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for you to purchase the new contract rather than continue to own your existing contract.

Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
4.    FEE TABLE
The following tables describe the fees, expenses and adjustments that you will pay when buying, owning and making withdrawals or other Surrenders from a Segment Option or from the Contract. Please refer to your Contract Data Pages for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses you will pay at the time that you buy the Contract, make withdrawals or other Surrenders from a Segment Option or from the Contract, or transfer Contract value between Segment Options. State premium taxes may also be deducted.
Transaction Expense

Surrender Charge(1)
(as a percentage of the amount Surrendered) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8%
_________________
(1)    Surrender Charges apply to withdrawals during the first six Contract Years. The Surrender Charge declines during the first six Contract Years according to the following schedule:

Contract Year	Surrender Charge (as a percentage of the amount Surrendered)
1 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8%
2 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8%
3 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7%
4 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6%
5 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5%
6 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4%
7+ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0%
Each Contract Year, there is a Free Surrender Amount equal to the greater of (i) 10% of your Premium Payment; (ii) the Secure Income Benefit Payment; or (iii) your RMD amount, as applicable. Withdrawals of the Free Surrender Amount are not subject to Surrender Charges or Bond Adjustments, but may be subject to negative Equity Adjustments and taxes and tax penalties.
The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract value is removed from a Segment Option or from the Contract before the expiration of a specified period.
Adjustments
Bond Adjustment Maximum Potential Loss(1)
(as a percentage of the amount Surrendered from an Index-Linked Segment Option).......................100%
Equity Adjustment Maximum Potential Loss(2)
(as a percentage of your investment in an Index-Linked Segment Option).........................................100%
(1)    Any withdrawal, Annuitization or death benefit, regardless of when it occurs (even a Segment End Date), is subject to a Bond Adjustment, except that a Bond Adjustment will not apply to: (i) withdrawals of the Free Surrender Amount; (ii) Secure Income Withdrawals; (iii) RMD withdrawals; (iv) withdrawals or other Surrenders deducted from the Initial Holding Account; or (v) exercise of the Contract’s free look rights. Also, a Bond Adjustment will be zero (0%) on any Segment Anniversary evenly divisible by six (6) (e.g., 6, 12, 18, etc.). For the Fixed Segment Option, the maximum amount of loss due to a Bond Adjustment is subject to the Standard Nonforfeiture Law for Individual Deferred Annuities, which means the minimum amount available from the Fixed Segment Option will not be less than the minimum nonforfeiture amount under state law.
(2)    An Equity Adjustment will apply upon any withdrawal, Annuitization or death benefit, or if a GLWB Fee is deducted, from an Index-Linked Segment Option prior to the Segment End Date. An Equity Adjustment will also apply upon exercise of Segment Lock-In for an Index-Linked Segment Option.
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract.
Annual Contract Expenses

Base Contract Expenses(1)
(as a percentage of the Secure Income Benefit Base) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2.00%
_________________
(1)    Referred to elsewhere in this prospectus as the GLWB Fee. This is the maximum fee for the Secure Income Protector (GLWB). The current GLWB Fee for new Contracts is 1.50%. We reserve the right to increase the GLWB Fee for existing Contracts up to the maximum. If we increase the GLWB Fee for existing Contracts and you are eligible for a GLWB Step-Up, you will be charged the increased GLWB Fee. You may opt out of the GLWB Fee increase, but doing so will make you ineligible for future GLWB Step-Ups and the feature cannot be added back to the Contract. You may not terminate the GLWB prior to your 6th Contract Anniversary. If you terminate the GLWB, you will not be subject to this fee in future Contract Years.
In addition to the fee described above, we limit the amount you can earn on the Index-Linked Segment Options. This means your returns may be lower than the Index’s returns. In return for accepting a limit on Index gains, you will receive some protection from Index losses.
Transaction Expenses [Table Text Block]
Transaction Expense

Surrender Charge(1)
(as a percentage of the amount Surrendered) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8%
_________________
(1)    Surrender Charges apply to withdrawals during the first six Contract Years. The Surrender Charge declines during the first six Contract Years according to the following schedule:

Contract Year	Surrender Charge (as a percentage of the amount Surrendered)
1 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8%
2 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8%
3 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7%
4 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6%
5 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5%
6 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4%
7+ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0%
Each Contract Year, there is a Free Surrender Amount equal to the greater of (i) 10% of your Premium Payment; (ii) the Secure Income Benefit Payment; or (iii) your RMD amount, as applicable. Withdrawals of the Free Surrender Amount are not subject to Surrender Charges or Bond Adjustments, but may be subject to negative Equity Adjustments and taxes and tax penalties.

Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	8.00%
Deferred Sales Load, Footnotes [Text Block]	Surrender Charges apply to withdrawals during the first six Contract Years. The Surrender Charge declines during the first six Contract Years according to the following schedule:

Contract Year	Surrender Charge (as a percentage of the amount Surrendered)
1 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8%
2 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8%
3 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7%
4 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6%
5 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5%
6 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4%
7+ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0%
Each Contract Year, there is a Free Surrender Amount equal to the greater of (i) 10% of your Premium Payment; (ii) the Secure Income Benefit Payment; or (iii) your RMD amount, as applicable. Withdrawals of the Free Surrender Amount are not subject to Surrender Charges or Bond Adjustments, but may be subject to negative Equity Adjustments and taxes and tax penalties.

Annual Contract Expenses [Table Text Block]
Annual Contract Expenses

Base Contract Expenses(1)
(as a percentage of the Secure Income Benefit Base) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2.00%
_________________
(1)    Referred to elsewhere in this prospectus as the GLWB Fee. This is the maximum fee for the Secure Income Protector (GLWB). The current GLWB Fee for new Contracts is 1.50%. We reserve the right to increase the GLWB Fee for existing Contracts up to the maximum. If we increase the GLWB Fee for existing Contracts and you are eligible for a GLWB Step-Up, you will be charged the increased GLWB Fee. You may opt out of the GLWB Fee increase, but doing so will make you ineligible for future GLWB Step-Ups and the feature cannot be added back to the Contract. You may not terminate the GLWB prior to your 6th Contract Anniversary. If you terminate the GLWB, you will not be subject to this fee in future Contract Years.
In addition to the fee described above, we limit the amount you can earn on the Index-Linked Segment Options. This means your returns may be lower than the Index’s returns. In return for accepting a limit on Index gains, you will receive some protection from Index losses.
Base Contract Expense (of Other Amount), Maximum [Percent]	2.00%
Base Contract Expense, Footnotes [Text Block]	Referred to elsewhere in this prospectus as the GLWB Fee. This is the maximum fee for the Secure Income Protector (GLWB). The current GLWB Fee for new Contracts is 1.50%. We reserve the right to increase the GLWB Fee for existing Contracts up to the maximum. If we increase the GLWB Fee for existing Contracts and you are eligible for a GLWB Step-Up, you will be charged the increased GLWB Fee. You may opt out of the GLWB Fee increase, but doing so will make you ineligible for future GLWB Step-Ups and the feature cannot be added back to the Contract. You may not terminate the GLWB prior to your 6th Contract Anniversary. If you terminate the GLWB, you will not be subject to this fee in future Contract Years.In addition to the fee described above, we limit the amount you can earn on the Index-Linked Segment Options. This means your returns may be lower than the Index’s returns. In return for accepting a limit on Index gains, you will receive some protection from Index losses.
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]	PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
Risk of Loss in Index-Linked Segment Options
An investment in this Contract is subject to the risk of poor investment performance of the Index-Linked Segment Options to which you have allocated Accumulated Value. You can lose money by investing in this Contract, including loss of principal and/or prior earnings. While limited protection from Index losses is provided under your Contract through a Buffer Segment Option, Peak Buffer Segment Option or Floor Segment Option, you bear some level of the risk of decline in your Contract’s Accumulated Value resulting from the performance of the Index-Linked Segment Options. The risk of losses may be significant.
Because of potential Equity Adjustments and/or Bond Adjustments, in extreme circumstances, it is possible the total loss could be 100% (i.e., a complete loss of your Premium Payment and any prior earnings) even if your Contract is outside of the Surrender Charge period. While the Equity Adjustment only applies on dates other than the Segment End Date, the Bond Adjustment may always apply, even on the Segment End Date. For additional information, see 10. INDEX-LINKED SEGMENT OPTION MECHANICS.
Risk of Loss in Exercising Free Look
Upon exercising your free look rights, the amount we will return to you will be based on the state law applicable to your Contract as follows:
•    In the states that require us to return your Premium Payment, we will return your Premium Payment without any interest earned.
•    In states where we return your Contract Accumulated Value, the free look amount will be the Contract Accumulated Value plus any premium tax charge deducted. If you have elected to have taxes withheld, we will subtract any applicable federal and state income tax withholding from the amount returned to you. In addition, with respect to any portion of your Premium Payment allocated to an Index-Linked Segment Option, you assume risk of loss due to the possibility of a negative Equity Adjustment. As a result, you may receive less money upon the exercise of your free look rights than you paid into the Contract in Premium Payment.
•    In states that require us to return the greater of your Premium Payment and your Contract Accumulated Value, the free look amount will be the greater of the values in the previous two bullets.
For additional information, see 8. PURCHASING THE CONTRACT — Right to Examine the Contract (Free Look).
Initial Holding Account Risk
When you first invest in the Contract, your Premium Payment will be held in the Initial Holding Account temporarily. While in the Initial Holding Account the amount invested earns only a fixed interest rate. We determine the annual interest rate for the Initial Holding Account at our discretion. In no event will we declare an annual interest rate lower than the Guaranteed Minimum Interest Rate of 0.05%. You bear the risk that we will not credit interest at a rate greater than the Guaranteed Minimum Interest Rate.
Your Premium Payment (plus credited interest) will be allocated from the Initial Holding Account to your selected Segment Option(s) on the next Segment Start Date (i.e., the next 9th or 23rd of any month), if we received the Premium Payment at least one Valuation Day prior to the next Segment Start Date. If not received by then, the Premium Payment will be allocated to your selected Segment Option(s) on the Segment Start Date immediately following the next Segment Start Date. We reserve the right to hold your Premium Payment (plus credited interest) in the Initial Holding Account until the end of the free look period. If we exercise this right, your Premium Payment would be held in the Initial Holding Account for the duration of the free look period plus the number of days until the next Segment Start Date after the free look period expires. Please note that free look periods vary by state. See APPENDIX C for state variations.
Depending on when we receive your Premium Payment, when Valuation Days occur in a given calendar month, and the length of the free look period under your Contract, it is possible that your Premium Payment (plus credited interest) could be held in the Initial Holding Account for an extended period of time, potentially multiple months. The Contract does not include a specific maximum number of days that the Premium Payment (plus credited interest) may be held in the Initial Holding Account. The specific number of days will depend on your circumstances, the allocation rules described above, and potentially factors that are beyond our control, such as unanticipated closures of the New York Stock Exchange. For example, assume that we receive your application in Good Order and your Premium Payment on October 9, 2024, we exercise our right to hold your Premium Payment in the Initial Holding Account until the end of the free look period, and the longest free look period currently possible of 45 days (for replacement Contracts issued in Pennsylvania) applies. Based on these assumptions, your Premium Payment (plus credited interest) would remain in the Initial Holding Account until December 9, 2024 (61 days total).
For additional information, see 8. PURCHASING THE CONTRACT — Initial Holding Account.
Index Performance Risk
If you invest in an Index-Linked Segment Option, you will be exposed to the investment risks associated with the applicable Index, including the following:
•    The performance of an Index is based on changes in the values of the securities or other assets that compose the Index. The securities and assets composing the Indices are subject to a variety of investment risks, many of which are complicated and interrelated.
•    The performance of an Index will fluctuate, sometimes rapidly and unpredictably. Both short-term and long-term negative Index performance, over one or multiple Segment Terms, may cause you to lose principal or previous earnings. The historical performance of an Index does not guarantee future results. It is impossible to predict whether an Index will perform positively or negatively over the course of a Segment Term or multiple Segment Terms.
•    Each Index’s performance is subject to market risk, equity risk and issuer risk (in addition to other risks identified in this section):
•    Market Risk. Each Index could decrease in value over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Negative fluctuations in the value of an Index may be significant and unpredictable.
•    Equity Risk. Each Index is comprised of equity securities. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities may underperform in comparison to the general financial markets, a particular financial market, or other asset classes.
•    Issuer Risk. The performance of each Index depends on the performance of individual securities included in the Index. Changes in the financial condition, credit rating or public perception of an issuer of those securities may cause the value of the issuer’s securities to decline.
In recent years, the financial markets have at times experienced periods of significant volatility and negative returns, contributing to an uncertain and evolving economic environment. The performance of the markets has been impacted by several interrelating factors such as, but not limited to, natural disasters, public health crises, inflation, political and social developments and military and governmental actions. You should consult with your financial professional about how market conditions may impact your investment decisions under the Contract.
•    We calculate an Index Change by comparing the value of the Index between two specific points in time, which means the performance of the Index may be negative or flat for the Segment Term as a whole (including a multi-year Segment Term) even if the Index performed positively for certain periods of time during the Segment Term.
•    An investment in an Index-Linked Segment Option is not an investment in the companies that compose the applicable Index. You will not be invested in the Index or in the securities tracked by the Index. You will have no voting rights, no rights to receive cash dividends or other distributions and no other rights with respect to the companies that make up the Indices. An investment in an Index-Linked Segment Option is an investment in your Contract and amounts that you invest in the Contract become assets of the Company.
•    The S&P 500® Price Return Index, Russell 2000® Price Return Index and Nasdaq-100 Price Return Index® are “price return” indices, meaning the Index return does not include any dividends or other distributions declared by the companies included in the Index. This results in lower Index Values and, therefore, may negatively impact the performance of the Contract. The SG Smart Climate Index reflects deductions and costs that result in lower Index Values and, therefore, may negatively impact the performance of the Contract.
In addition to the foregoing, each Index has its own unique risks, as follows:
•    The S&P 500® Price Return Index
This Index is composed of equity securities issued by large-capitalization (“large cap”) U.S. companies. Generally, it is more difficult for large-cap companies to pivot their strategies quickly in response to changes in their industry. In addition, because they typically are more well-established, it is rare to see large-cap companies have the high growth rates that can be seen with small-capitalization (“small cap”) companies.
•    Russell 2000® Price Return Index
This Index is composed of equity securities of small-cap U.S. companies. Generally, the securities of small-cap companies are more volatile and riskier than the securities of large-cap companies.
•    Nasdaq-100 Price Return Index®
This Index is composed of equity securities issued by large-cap U.S. and non-U.S. companies, excluding financial companies. To the extent the Index is comprised of securities issued by companies in a particular sector, those securities may not perform as well as the securities of companies in other sectors or the market as a whole. The value of foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the U.S. dollar. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of U.S. issuers.
•    SG Smart Climate Index
This Index provides investment exposure to the performance of large-cap U.S. stocks that are selected based on proprietary climate risk preparedness scores and certain environmental, social and governance (ESG) filters. The Index provides exposure to such stocks through its underlying Index, the SG Climate Transition Risk Index (the “Underlying SGI Index”).
The Index is subject to several risks, such as the following:
•    ESG Methodology Risk. The Underlying SGI Index is composed of stocks that are selected based on an ESG methodology that includes climate risk scores and ESG exclusion filters. Investors’ views about ESG matters may differ from the Underlying SGI Index’s ESG methodology. As such, the ESG methodology may not reflect the beliefs or values of any particular investor. There is no guarantee that the ESG methodology will ultimately enhance the performance of the Index. The ESG methodology could detract from the performance of the Index, as companies with lower ESG ratings may perform better than companies with higher ESG ratings over the short or long term. Due to the inherent difficulty of forecasting within complex systems and the general unpredictability of future events, there is no guarantee that the predictive climate risk models used by the Underlying SGI Index will identify stocks that will perform well if climate events occur.
Same as Index-Linked Segment Option linked to any other Index, if you invest in an Index-Linked Segment Option linked to the SG Smart Climate Index, you are not investing in the companies that comprise the Index (including the Underlying SGI Index). Instead, you are investing in your Contract. Amounts that you invest in the Contract become assets of the Company. The assets in the Company's general account, which the Company invests to support its payment obligations under the Contract, are not invested based on ESG criteria.
•    Performance Drag Risk. The performance of the Index will always be worse than the performance of the underlying index. The Index reflects deductions that reduce performance, including a negative performance adjustment equal to 1.50% and fixed replication costs equal to 0.50%, each as an annualized percentage of Index Value. In addition, the performance of the Index is reduced by assumed costs of borrowing equal to the U.S. Federal Funds Rate. As of December 31, 2024, the U.S. Federal Funds Rate was 4.33%. The U.S. Federal Funds Rate will fluctuate over time and may be higher ow lower in the future. Without these deductions, the performance of the Index over any one year period would be higher by approximately 2.00% plus the U.S. Federal Funds Rate. While these deductions are not charges under the Contract, they result in lower Index Values and may therefore negatively impact the performance of your Contract.
•    Large-Cap Risk. Large-cap companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-cap companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large-cap companies has trailed the overall performance of the broader securities markets.
•    Index Disruption Risk. Disruptive and extraordinary events could impair the operation of the Index or the Underlying SGI Index. For example, these events could relate to the unavailability of necessary data to apply the ESG methodology, an insufficient number of eligible stocks or the termination or breach of a third-party licensing agreement. Should a disruptive or extraordinary event occur, the Index provider may take any actions permitted by the Index rules, such as postponing calculations or rebalances, adjusting the terms of an Index to preserve its economic characteristics, restating Index values or discontinuing the Index.
•    New Index Risk. The Index and the Underlying SGI Index have limited performance histories. Generally, there is less publicly available information about the Index and the Underlying SGI Index compared to more established market indexes. Inquiries regarding the Index or the Underlying SGI Index should be directed to your financial professional or Principal Life Insurance Company either by:
•    Calling us at 1-800-852-4450 between the hours of 7 a.m. and 6 p.m. Central Time
•    Sending us your inquiry at the below address:
Principal Life Insurance Company
Attn: RIS Annuity Services
P O Box 9382
Des Moines, Iowa 50306-9382
For more detailed information about this and the other available Indices, see APPENDIX B: ADDITIONAL INDEX DISCLOSURES.
Liquidity Risks
Liquidity Risk Generally
This Contract is not suitable as a short-term savings vehicle and is not appropriate if you need ready access to cash. The benefits of tax deferral and allocation to Segment Options for the full Segment Terms are better for investors with long investment time horizons. Surrender charges apply for up to six years after the Premium Payment and these charges will reduce the value of your Contract if you withdraw money during that time.
A Bond Adjustment will generally apply to a withdrawal, death benefit or Annuitization from any Segment Option on any date (including a Segment End Date), subject to certain exceptions discussed in this prospectus. For example, Secure Income Withdrawals under the GLWB and withdrawals of the Free Surrender Amount are not subject to Bond Adjustments. The dollar amount of a Bond Adjustment is calculated based on the reduction to the Crediting Base for a Segment Option, and is then applied to the amount Surrendered. A partial withdrawal or Annuitization may reduce the Crediting Base by more than the amount Surrendered. In extreme circumstances, you could lose up to 100% of the amount Surrendered due to a negative Bond Adjustment. See 7. FEES, CHARGES AND ADJUSTMENTS — Bond Adjustment for additional information.
While the Contract provides for a Free Surrender Amount not subject to Surrender Charges or Bond Adjustments, the Free Surrender Amount is limited, and withdrawals of the Free Surrender Amount may be subject to negative Equity Adjustments and taxes. There also may be adverse tax consequences if you take early withdrawals from the Contract, including amounts withdrawn from the Contract being subject to a 10% federal penalty if taken before age 59½, which would be in addition to any other federal or state income taxes payable.
Limits on Transfers
The restrictions applicable to Transfers also creates liquidity risk. You are only able to make Transfers of Accumulated Value among the various Segment Options at the end of a Segment Term. This significantly limits your ability to react to changes in market conditions during Segment Terms.
Transfers to the Fixed Segment Option are subject to additional limits. The maximum you can allocate to the Fixed Segment Option for the initial Segment Term is 50%. Also, while the GLWB remains in effect, at the end of a Segment Term, Transfers to the Fixed Segment Option cannot result in your Accumulated Value in the Fixed Segment Option being more than the greater of (a) 50% of your total Accumulated Value or (b) your Secure Income Benefit Payment for the current Contract Year. This restriction will only be applicable if the Fixed Segment Option is involved in your Transfer request.
Your Transfer requests must be received by us at least two Valuation Days prior to the end of a Segment Term. If you submit a Transfer request but we do not receive it prior to the start of that two-day period, your Accumulated Value will be automatically re-invested as described in 11. OPTIONS AT END OF SEGMENT TERM. The Segment End Date counts as one of those two Valuation Days if the Segment End Date is on a Valuation Day. If the Segment End Date is not on a Valuation Day, the Valuation Day prior to the Segment End Date is the end of that two-day period. For example, if the Segment End Date is a Saturday, the end of the two-day period is the preceding Friday, and your Transfer request must be received by us before the end of the Valuation Day on the preceding Wednesday. This example assumes no holidays during this period.
In the absence of timely instructions in Good Order, the Accumulated Value in the ended Segment Option will be automatically re-invested in the same Segment Option for a new Segment Term (with the Cap Rate, Participation Rate or annual interest rate applicable to a new Segment Term), provided that the same Segment Option is available for a new Segment Term.
If we do not receive timely instructions in Good Order and the same Segment Option is no longer available, the Accumulated Value in the ended Segment Option will be automatically Transferred to the applicable default option, as follows:
•    If the ended Segment Option is the Fixed Segment Option, and the Fixed Segment Option is no longer available, the default option will be the following Index-Linked Segment Option: Point-to-Point, S&P 500 Price Return Index, Participation Rate and Cap Rate, 1-year Segment Term, 0% Floor.
•    If the ended Segment Option is an Index-Linked Segment Option, and that Index-Linked Segment Option is no longer available, the default option will be a 1-year Index-Linked Segment Option with the same Index and Buffer Rate or Floor Rate, if available (with the Cap Rate and Participation Rate applicable to a new Segment Term). If there are multiple such Segment Options available, the Accumulated Value in the ended Segment Option will be automatically Transferred to the one with the higher Cap Rate limitation. If there is no such Segment Option available, the default option will be the Fixed Segment Option (with the annual interest rate applicable to a new Segment Term).
We reserve the right to change the default options as described above in the future (e.g., we may designate the sole Index-Linked Segment Option that we guarantee to make available for the life of the Contract as the default option in all cases).
Please note, the Cap Rate, Participation Rate or annual interest rate we declare for the new Segment Term may differ (higher or lower) from the previous Segment Term, subject to the guaranteed limits described in this prospectus.
Transfers from a Segment Option are only allowed on the Segment End Date. If you wish to Transfer, you must Notify us at least two Valuation Days prior to the end of the Segment Term for the given Segment Option. The Segment End Date counts as one of those two Valuation Days if the Segment End Date is on a Valuation Day. If you fail to Transfer Accumulated Value at the end of a Segment Term and do not wish to remain invested in a particular Segment Option for another Segment Term, you may take a full withdrawal of the related Accumulated Value. Withdrawing all or some of the Accumulated Value may cause you to incur Surrender Charges, negative Bond Adjustments, negative Equity Adjustments, taxes and tax penalties, as discussed in this section. If you purchase another investment vehicle, it may have different features, fees and risks than this Contract. For additional information, see 11. OPTIONS AT END OF SEGMENT TERM.
Liquidity Risks Related to Segment Interim Value
See “Segment Interim Value Risk” below for information on how liquidity risks relate to our Interim Value calculation.
Consequences of Withdrawals/Surrenders Generally
There is a risk of loss of principal and/or prior earnings if you take a withdrawal from your Contract during the first six Contract Years where a Surrender Charge would be deducted. Withdrawals may also be subject to negative Bond Adjustments, negative Equity Adjustments and taxes and tax penalties, all of which may result in loss of principal and/or prior earnings. These may result in loss even when the Index for an Index-Linked Segment Option has performed positively. Withdrawals will also reduce the death benefit, perhaps by more than the amount withdrawn. Withdrawals under the Contract include full withdrawals, partial withdrawals, GLWB withdrawals (Secure Income Withdrawals and Excess Withdrawals), RMD withdrawals, scheduled withdrawals, unscheduled withdrawals and withdrawals of the Free Surrender Amount. Annuitizations and death benefits are subject to similar risks as withdrawals. They may be subject to negative Bond Adjustments whenever they occur, even on a Segment End Date. They may also be subject to negative Equity Adjustments if they occur prior to a Segment End Date for an Index-Linked Segment Option. If you set up scheduled withdrawals, your exposure to these risks will repeat as long as the scheduled withdrawals continue.
Other than implicit ongoing fees to the extent that your participation in Index gains is limited by our use of a Cap Rate or Participation Rate (i.e., the extent to which your positive returns, if any, under an Index-Linked Segment Option are lower than the Index's returns due to our application of a Cap Rate or Participation Rate), the only ongoing charge with this Contract is the charge for the Secure Income Protector GLWB. While the Secure
Income Protector GLWB remains in effect, the ongoing charge could also cause amounts available for withdrawal under your Contract to be less than what has been invested in the Contract, even if Index performance has been positive.
The limits on downside loss provided by the floor feature or buffer feature, as applicable, are for the entire Segment Term for a particular Segment Option and are not annual limits.
We may defer payments under this Contract for up to six months if the insurance regulatory authority of the state in which we issued the Contract approves such deferral.
For additional information, see 12. WITHDRAWALS.
Secure Income Protector (GLWB) Risks
You should not purchase the Contract if you do not want the Secure Income Protector (GLWB). The Contract is automatically issued with the GLWB, and there is an annual ongoing fee for the benefit. Prior to your 6th Contract Anniversary, you cannot terminate the GLWB without fully Surrendering the Contract. A full Surrender may be subject to Surrender Charges (except Surrender Charges do not apply upon Annuitization or to death benefits), negative Bond Adjustments, negative Equity Adjustments, taxes and tax penalties. In addition, Annuitizations are not available until after the second Contract Year. If you remove the GLWB, you will have paid for the benefit without receiving its financial benefits, if any.
You will begin paying GLWB Fees immediately rather than the date that you begin taking Secure Income Withdrawals. You could be paying GLWB Fees for many years before you begin taking Secure Income Withdrawals. GLWB Fees will reduce your returns, if any, from investing in the Segment Options.
The GLWB is designed to help protect against the risk of poor investment performance and the risk of outliving your money. However, there is no guarantee that the GLWB will be sufficient to meet your future income needs, and there is no guarantee that you will realize any financial benefit from the GLWB. The GLWB does not guarantee that you will receive any earnings on your Premium Payment.
You should carefully weigh the benefits of the GLWB against its annual charge and in light of the market downside protections that are already provided by the Index-Linked Segment Options. Secure Income Withdrawals under the GLWB are taken from your own Accumulated Value until it is reduced to zero. If your Accumulated Value is never reduced to zero for a reason other than an Excess Withdrawal, you will never enter the phase of the GLWB where you begin receiving guaranteed lifetime payments. In other words, our promise to make Secure Income Benefit Payments to you for life would never be triggered. There may be minimal chance under the GLWB of outliving your Accumulated Value and receiving lifetime payments from us. There is no guarantee that the GLWB will meet your retirement income needs or that you will realize any financial benefit. The GLWB’s lifetime withdrawal guarantees are subject to terms and conditions that, if not followed, could result in significant reductions to or termination of the benefit.
The GLWB guarantees the ability to take Secure Income Withdrawals up to the Secure Income Benefit Payment each Contract Year. If the Covered Life (or oldest Covered Life, if applicable) is not at least age 59½ on the Contract Date, Secure Income Withdrawals are not available until the date that the Covered Life (or oldest Covered Life, if applicable) attains age 59½. Once Secure Income Withdrawals are available, all withdrawals, as well as partial Annuitizations, count against your Secure Income Benefit Payment. Any Surrender in excess of the Secure Income Benefit Payment will be treated like an Excess Withdrawal for purposes of calculating the reduction in your future benefit. Secure Income Withdrawals will not reduce your future benefit and are not subject to Surrender Charges or Bond Adjustments, but they may be subject to negative Equity Adjustments and taxes. In addition, if taken prior to a Segment End Date for an Index-Linked Segment Option, Secure Income Withdrawals will not be credited with any interest at the end of the Segment Term.
Excess Withdrawals under the GLWB are subject to significant risk. All withdrawals prior to Secure Income Withdrawals becoming available, and all withdrawals in excess of the Secure Income Benefit Payment after Secure Income Withdrawals become available, are Excess Withdrawals. Excess Withdrawals will reduce your future benefit, and the reduction may be more than the amount withdrawn due to proportionate reductions in your Secure Income Benefit Base. If an Excess Withdrawal reduces your Secure Income Benefit Base to zero, the GLWB and the Contract will immediately terminate. Excess Withdrawals may also be subject to Surrender Charges, negative Bond Adjustments, negative Equity Adjustments and taxes and tax penalties. You should not purchase the Contract if you expect to take Excess Withdrawals.
The Income Distribution Program automatically Transfers at the start of each Segment Term an amount equal to your Secure Income Benefit Payment from your ended Index-Linked Segment Option(s) to the Fixed Segment Option. This is intended to help you avoid Equity Adjustments on your Secure Income Withdrawals, as the program is designed for you to take your Secure Income Withdrawals from the Fixed Segment Option. If you do not take advantage of the Income Distribution Program, and you take a Secure Income Withdrawal from an Index-Linked Segment Option before the end of the Segment Term, your Secure Income Withdrawal will be subject to an Equity Adjustment, which may be negative. If you participate in the Income Distribution Program, in order to benefit from the program, you must take your Secure Income Withdrawals from the Fixed Segment Option. If you take Secure Income Withdrawals from the Index-Linked Segment Options, you run the risk of Equity Adjustments (in the case of Withdrawals from Index-Linked Segment Options) and that any additional amounts withdrawn from the Fixed Segment Option may be an Excess Withdrawal.
At the time you purchase the Contract, you must elect between two lifetime income options: Level Income Option or Tiered Income Option. Level Income Option provides for no change in the Secure Income Benefit Payment when our lifetime payment guarantees are triggered, if ever. Tiered Income Option provides for a lower Secure Income Benefit Payment when our lifetime payment guarantees are triggered, if ever. You should carefully consider your financial objectives and goals when selecting between Level Income Option and Tiered Income Option. Neither Level Income Option nor Tiered Income Option guarantees that we will ever pay a Secure Income Benefit Payment from our own assets.
You should carefully consider when to begin taking your first withdrawal under the Contract. The GLWB has a Secure Income Deferral Credit feature that on each Contract Anniversary increases the Secure Income Percentage used to calculate your Secure Income Benefit Payment for each full Contract Year before you take your first withdrawal. There is no way to know when you should begin taking withdrawals with certainty. On one hand, the longer you wait to start Secure Income Withdrawals, the less time you have to benefit from the GLWB because as time passes, your life expectancy is reduced. On the other hand, the longer you wait to start withdrawals, the more you may benefit from Secure Income Deferral Credits. You should also consider that all withdrawals prior to the availability of Secure Income Withdrawals are always Excess Withdrawals.
All benefits from the accumulation period terminate once the Contract has been fully Annuitized, including the GLWB and the death benefit. Generally, you should not elect to fully Annuitize the Contract unless the annual amount of your annuity payments would be greater than your annual Secure Income Benefit Payment under the GLWB. In this regard, if your Secure Income Benefit Base is greater than your Contract Accumulated Value, the income stream provided by your GLWB is likely more valuable than an income stream under an annuity benefit payment option. Before Annuitizing or selecting a payment option, you should consult with a financial professional and contact us toll-free at 1-800-852-4450 for a comparison of the different payout options based on your Contract. You should also understand that, in electing to fully Annuitize, you would be terminating the GLWB as well as the death benefit.
If the Contract reaches the latest Annuitization Date, the GLWB will terminate (as well as the death benefit), but you may choose to continue the income stream provided by the GLWB by electing to receive fixed payments equal to your Secure Income Benefit Payment each Contract Year until the death of the last Covered Life. If you make this election, you will forfeit your remaining Contract Accumulated Value, and we will make the payments from our own assets.
Alternatively, you may choose to apply your entire Contract Accumulated Value to an annuity benefit payment option that we make available, such as Life Income, Life Income with Period Certain, Joint and Survivor, and Joint and Survivor with Period Certain. If you select one of these options, your entire Contract Accumulated Value will be applied to the selected option and we will make the payments from our own assets. However, you should understand that you would be forfeiting the income stream provided by the GLWB (for which you paid GLWB Fees, potentially over many years), and that the income stream provided by one of these options will generally differ in amount and/or duration compared to the income stream provided by the GLWB.
If we have not received your selection as of the latest Annuitization Date, you will receive the following payment option that results in the higher annual payment amount: (a) fixed payments equal to your Secure Income Benefit Payment each Contract Year until the death of the last Covered Life or (b) Life Income with payments guaranteed for a period of 10 years (for Contracts with one Annuitant) or Joint and Full Survivor Income with payments guaranteed for a period of 10 years (for Contracts with two Annuitants). We will send you written notice at least 30 days prior to the latest Annuitization Date and ask you to select a payment option.
The Contract is generally designed for an Owner to remain in the accumulation phase and keep the GLWB in force, while taking Secure Income Withdrawals and avoiding Excess Withdrawals, in order to maximize the likelihood that the Contract Accumulated Value will be reduced to zero for a reason other than an Excess Withdrawal, thereby triggering our lifetime payment obligations under the GLWB. Nonetheless, it is possible that the income stream provided by an annuity benefit payment option (e.g., payments for a period certain) may be more appropriate for you based on your personal circumstances and financial goals. As such, before Annuitizing or selecting a payment option, you should consult with a financial professional and contact us toll-free at 1-800-852-4450 for a comparison of the different payout options based on your Contract.
Fixed Segment Option Risk
We determine the annual interest rate for the Fixed Segment Option at our discretion. In no event will we declare an annual interest rate lower than the Guaranteed Minimum Interest Rate of 0.05%. You bear the risk that we will not credit interest for a new Segment Term at a rate greater than the Guaranteed Minimum Interest Rate. There is no guarantee that the Fixed Segment Option will be made available for future Segment Terms.
Credit Risks
Our general account assets support our financial guarantees under the Contract and are subject to the claims of our creditors. As such, the guarantees under the Contract are subject to our financial strength and claims-paying ability. There is a risk that we may default on those guarantees. You need to consider our financial strength and claims-paying ability in meeting the guarantees under the Contract. You may obtain information on our financial condition by reviewing our financial statements included in the Statement of Additional Information.
The amount you invest is not placed in a registered separate account and your rights under the Contract to invested assets and the returns on those assets are subject to Company’s claims-paying ability. The Unregistered Separate Account that we use to support the Index-Linked Segment Options is non-unitized, which means neither an Owner nor amounts allocated to the Segment Options participate in the performance of the assets held in the Unregistered Separate Account.
The assets in the Unregistered Separate Account are insulated, which means they are not subject to the claims of the creditors of the Company.
Segment Interim Value Risk
On each Valuation Day of the Segment Term, other than the first and last day, we determine the Segment Interim Value for each Index-Linked Segment Option. In order to calculate your Segment Interim Value, we apply a formula that is not directly tied to the actual performance of the applicable Index. Instead, we calculate it by determining the value of hypothetical investments and derivatives that we may or may not actually hold in order to provide a current estimate of the value of the Segment Option at the end of the Segment Term. This means that even if the Index has performed positively, it is possible that the Segment Interim Value may have decreased. For more information and to see how we calculate the Segment Interim Value, see 7. FEES, CHARGES AND ADJUSTMENTS – Equity Adjustment and 10. INDEX-LINKED SEGMENT OPTION MECHANICS – Segment Interim Value.
Segment Interim Value is calculated using the Crediting Base and the applicable Equity Adjustment. The Segment Interim Value always reflects the Equity Adjustment. A Segment Interim Value (and, in turn, the Equity Adjustment) will apply to your Contract when one of the following transactions occurs: (i) any withdrawal from an Index-Linked Segment Option prior to the Segment End Date, including a full withdrawal, partial withdrawal, GLWB withdrawal (Secure Income Withdrawal or Excess Withdrawal), withdrawal of the Free Surrender Amount, RMD withdrawal, scheduled withdrawal or unscheduled withdrawal; (ii) any Annuitization of Contract Accumulated Value in an Index-Linked Segment Option prior to the Segment End Date; (iii) any death benefit, if Contract Accumulated Value is allocated to an Index-Linked Segment Option and the death benefit is calculated prior to the Segment End Date; (iv) Segment Lock-In is exercised; or (v) GLWB Fees are deducted. In extreme circumstances, you could lose up to 100% of your investment due to a negative Equity Adjustment.
If you allocate Accumulated Value to an Index-Linked Segment Option, Segment Credits will not be credited to your Accumulated Value in the particular Segment Option until the end of the Segment Term. Amounts withdrawn from an Index-Linked Segment Option prior to the end of a Segment Term will not have a Segment Credit applied to it. This includes Accumulated Value being applied to pay a death benefit or to an Annuitization option during a Segment Term. Except for the first and last Valuation Day of a Segment Term, your Segment Interim Value is the amount available for withdrawals, Annuitization and death benefits (collectively, “Surrenders”). There is risk that this Segment Interim Value could be less than your original Premium Payment even if the applicable Index has been performing positively.
Partial withdrawals and partial Annuitizations, and deductions for GLWB Fees, prior to the Segment End Date for an Index-Linked Segment Option will also reduce your Crediting Base for that Segment Option. The Crediting Base represents the amount contributed into the Segment Option, subject to reductions during the Segment Term. Generally, when a partial Surrender is taken or a GLWB Fee is deducted from an Index-Linked Segment Option prior to the Segment End Date, the Crediting Base will be proportionately reduced, and this reduction could be greater than the amount Surrendered or the GLWB Fee deducted. When a partial Surrender is taken or a GLWB Fee is deducted from an Index-Linked Segment Option on the Segment End Date, the Crediting Base is reduced by the amount Surrendered or the GLWB Fee deducted. A reduction to your Crediting Base prior to the end of the Segment Term for an Index-Linked Segment Option will result in lower Segment Interim Values for the remainder of the Segment Term. Also, a reduction to your Crediting Base will result in less gain or more loss, as applicable, at the end of a Segment Term.
Buffer and Floor Rate Risk
The Buffer or Floor Rate that is applicable to a Segment Option only provides you with limited protection from negative Index performance at the end of a Segment Term. You could lose a significant amount of your Premium Payment and/or prior earnings under the Contract.
Under an Index-Linked Segment Option, the maximum amount of loss that you could experience from negative Index performance at the end of a Segment Term, after taking into account the minimum limits on Index loss currently provided under the Contract, would be: 90% loss for a 10% Buffer Rate; 80% loss for a 20% Buffer Rate; 10% loss for a 10% Floor Rate; or 0% loss for a 0% Floor Rate.
You could lose a significant amount of money if an Index declines in value. The limits on Index loss offered under the Contract may change from one Segment Term to the next; however, we will always offer an Index-Linked Segment Option with a 10% Buffer Rate. This means that there will always be an Index-Linked Segment Option that limits Index losses for a single Segment Term to a maximum of 90% (although your cumulative losses over multiple Segment Terms could be greater).
You also bear the risk that continued negative Index Changes may result in zero or negative Segment Credits being credited to your Accumulated Value over multiple Segment Terms. Given that the Floor Rate and Buffer Rate (as applicable) are expressed as to a single Segment Term, if an Index-Linked Segment Option is credited with negative Segment Credits for multiple Segment Terms, the cumulative loss may exceed the stated limit of the Buffer Rate or Floor Rate for any single Segment Term.
For the 0% Floor Rate Segment Option, Segment Credits will not be negative so long as the funds are held to the Segment End Date.
The limits on downside loss provided by the floor feature or buffer feature, as applicable, are for the entire Segment Term for a particular Segment Option and are not annual limits.
For withdrawals, Annuitizations and death benefits that occur during a Segment Term, you or your beneficiaries (as applicable) will not receive the full protection of the Buffer Rate or Floor Rate in the calculation of the Segment Interim Value. In order to receive the full protection, the particular transaction must occur on the Segment End Date.
For additional information, see 10. INDEX-LINKED SEGMENT OPTION MECHANICS.
Cap Rate and Participation Rate Risk
For each Index-Linked Segment Option, positive Index returns at the end of a Segment Term will be subject to a Cap Rate and Participation Rate. The Segment Return will equal the Index Change multiplied by the Participation Rate, up to the Cap Rate. As such, both the Cap Rate and Participation Rate may cause your return to be less than the Index Change.
The Cap Rate is a maximum limit on the positive Index Change, if any, that may be credited to your Contract for a given Segment Term. The Cap Rate does not guarantee a certain amount of Segment Credit. We set the Cap Rates at our discretion. You bear the risk that we will not set the Cap Rates higher than 0.50%, which is the guaranteed minimum Cap Rate.
The Participation Rate represents your participation in a positive Index Change, if any, at the end of the Segment Term, expressed as a percentage. If the Participation Rate is less than 100%, your return will necessarily be less than the positive Index Change. You bear the risk that we will not set the Participation Rates higher than 5.00%, which is the guaranteed minimum Participation Rate.
If we do not declare a Cap Rate for a particular Segment Option and Segment Term, the Segment Option will not be subject to a Cap Rate limitation for that Segment Term, but will be subject to the applicable Participation Rate.
Your risk of investment loss could be significantly greater than the potential for investment gain. For example, assuming the guaranteed minimum Cap Rate of 0.50% and guaranteed minimum Participation Rate of 5.00%, the maximum potential gain at the end of a Segment Term due to positive Index performance would be 0.50%.
We set Cap Rates and Participation Rates at our discretion, subject to guaranteed minimums. We consider a number of factors when declaring Cap Rates and Participation Rates, such as the applicable Buffer Rate or Floor Rate, costs of financial instruments we use to manage our risk associated with our obligations (which can be impacted by market conditions and forces), sales commissions, administrative expenses, regulatory and tax requirements, general economic trends and competitive factors.
The Cap Rate and Participation Rate declared for a Segment Term are for the entire Segment Term for a particular Segment Option. They are not annual limits.
For additional information, see 10. INDEX-LINKED SEGMENT OPTION MECHANICS.
Peak Buffer Risk
A Peak Buffer Segment Option is subject to the same risks as a Buffer Segment Option. See “Buffer and Floor Rate Risk” above. A Peak Buffer Segment Option has a Buffer Rate that provides you with only limited protection from negative Index performance at the end of a Segment Term. You could lose a significant amount of your Premium Payment and/or prior earnings under the Contract. As noted under “Buffer and Floor Rate Risk” above, limits on downside loss provided by the buffer feature are for the entire Segment Term for a particular Peak Buffer Segment Option and are not annual limits.
A Peak Buffer Segment Option differs from a Buffer Segment Option only with respect to the potential for gain in the event of a negative Index Change, provided that the negative Index Change does not exceed the Buffer Rate. Even though any gain from a negative Index Change would not be subject to the Cap Rate or Participation Rate, the potential gain would be limited. In no event would any such gain, if any, be greater than the Peak Buffer Midpoint (10%) and could be as low as 0%.
A Peak Buffer Segment Option will generally have a lower Cap Rate and/or Participation Rate than a Buffer Segment Option with the same Index, Segment Term and Buffer Rate, as Peak Buffer Segment Options generally expose us to more risk than Buffer Segment Options because, under Peak Buffer Segment Options, we may need to credit gain for negative Index performance.
Segment Lock-In Risk
If you exercise a Segment Lock-In, and the locked-in Equity Adjustment is negative, you will be locking-in a loss rather than a gain. The loss could be significant. The Segment Credit you receive upon exercising Segment Lock-In may be lower than the Segment Credit you would have received on the Segment End Date if you hadn’t exercised the Segment Lock-In. Similarly, you may receive a negative Segment Credit due to exercising Segment Lock-In when, had you not exercised Segment Lock-In, you would have received a positive Segment Credit on the Segment End Date. You also may receive less than the full protection of the Buffer Rate or Floor Rate (as applicable). This is due to an Equity Adjustment being applied in calculating the Segment Credit instead of the point-to-point crediting method. If a lock-in is exercised, the Segment Option’s Floor Rate, Buffer Rate, Peak Buffer Midpoint, Cap Rate and Participation Rate (as applicable) will no longer be applied on the Segment End Date. In addition, the amount of the Equity Adjustment is unknown at the time the Segment Lock-In is exercised (as discussed immediately below).
At the time you exercise a Segment Lock-In, you will not know the locked-in Equity Adjustment in advance because the Equity Adjustment is calculated at the end of the Valuation Day. The locked-in Equity Adjustment could be lower than you anticipated. If you submit a Segment Lock-In request, the locked-in Equity Adjustment may be lower or higher than the Equity Adjustment that was last calculated before you submitted your request. If you establish Lock-In Thresholds, you will not know the locked-in Equity Adjustment in advance, although the locked-in Equity Adjustment will be at least equal to the upper threshold or lower threshold, as applicable. For additional information on how the Equity Adjustment is calculated, see 10. INDEX-LINKED SEGMENT OPTION MECHANICS — Segment Interim Value — Calculation of Equity Adjustment.
You can obtain the current Segment Interim Value and Equity Adjustment by calling us at 1-800-852-4450 or by visiting www.principal.com and using your secure login. However, as explained above, if you were to exercise Segment Lock-In, the locked-in Equity Adjustment may be more or less than the quoted value. You should speak to your financial professional before executing Segment Lock-In.
If you have selected a Peak Buffer Segment Option for investment, before exercising Segment Lock-In or establishing Lock-In Thresholds, you should consider the fact that if a negative Index Change on the Segment End Date does not exceed the Buffer Rate, you will be credited gain (if the negative Index Change is less than the Buffer Rate) or no loss (if the negative Index Change equals the Buffer Rate). If you lock-in a negative Equity Adjustment, you are locking in the loss reflected in the Equity Adjustment in all cases.
We will not provide advice or notify you regarding whether you should exercise the Segment Lock-In features or the optimal time for doing so. It is possible that you may exercise Segment Lock-In at a sub- optimal time during the Segment Term, or that there is no optimal time to exercise Segment Lock-In during a Segment Term. We will not warn you if you exercise the Segment Lock-In features at a sub-optimal time. We are not responsible for any losses or foregone gains related to your decision whether or not to exercise the Segment Lock-In features.
Once a Segment Lock-In is executed, it is irrevocable for that Segment Term. A lock-in will not be applied retroactively and can only be exercised for the entire Segment Option. A Segment Lock-In may only be exercised once per Segment Term for each Index-Linked Segment Option.
For additional information, see 10. INDEX-LINKED SEGMENT OPTION MECHANICS — Segment Lock-In Feature.
Segment Option and Index Availability Risk
There is no guarantee that any particular Segment Option or Index will be available during the entire period that you own your Contract, with the exception of the following Index-Linked Segment Option which is guaranteed to be available (subject to our right of Index substitution) for the life of the Contract: Point-to- Point, S&P 500 Price Return Index, Participation Rate and Cap Rate, 1-year Segment Term, 10% Buffer. If you are not comfortable with the possibility that could be the only Segment Option available in the future, you should not buy this Contract, as we do not guarantee the availability of any other Index-Linked Segment Option or the Fixed Segment Option. In the future, we may not offer any Floor Segment Options, and we do not guarantee a minimum Floor Rate for any new Floor Segment Options that we may decide to offer.
If we exercise our right to remove one or more Segment Options, and you do not wish to invest in any of the Segment Options that are made available for investment (which may be limited to the sole Index-Linked Segment Option that we guarantee to make available), your only option would be to take a full withdrawal or fully annuitize your Contract, which may cause you to incur Surrender Charges, a negative Bond Adjustment, a negative Equity Adjustment, taxes and tax penalties. If you purchase another investment vehicle, it may have different features, fees and risks that this Contract.
We may replace an Index if it is discontinued or if there is a substantial change in the calculation of the Index, or if hedging instruments become difficult to acquire or the cost of hedging becomes excessive.
Other considerations relating to this risk include:
•    In addition to the investment performance and risks of loss that already are part of your Contract, the returns you otherwise may have anticipated may not be available in situations where the Company reserves the right to discontinue an Index in the middle of a Segment Term. This is due in part to the fact that, if we substitute an Index, the performance of the new Index may differ from the original Index. This may negatively affect the Segment Credit you earn during the Segment Term or the Segment Interim Values that you can lock-in under the Segment Lock-In feature.
•    We may replace an Index at any time during a Segment Term; however, we will notify you in writing at least 30 days prior to replacing an Index. If we replace an Index, this does not cause a change in the Cap Rate, Participation Rate, Floor Rate, Buffer Rate or Peak Buffer Midpoint, as applicable. You will have no right to reject the replacement of an Index, and you will not be permitted to Transfer Segment Interim Values until the end of the applicable Segment Term even if we replace the Index during such Segment Term. The new Index and the replaced Index (which you may have previously chosen) may not be similar with respect to their component securities or other instruments, although we will attempt to select a new Index that is similar to the old Index.
•    At the end of the Segment Term, you may Transfer your Segment Value to another Segment Option without charge. If you do not want to remain invested in the relevant Segment Option for the remainder of the Segment Term, your only option will be to withdraw or Annuitize the related Segment Interim Value, which may cause you to incur Surrender Charges, a negative Bond Adjustment, a negative Equity Adjustment, taxes and tax penalties, as discussed in this section. If you purchase another investment vehicle, it may have different features, fees and risks than this Contract.
•    Changes to the Cap and Participation Rates, if any, occur at the beginning of the next Segment Term. We will provide written notice at least 15 calendar days prior to each Segment Start Date instructing you how to obtain the Cap and Participation Rates for the next Segment Term. Those Cap and Participation Rates will be made available to you at least 7 calendar days prior to the Segment Start Date. You are only able to make Transfers of Accumulated Value among the various Segment Options at the end of a Segment Term. See Liquidity Risks — Limits on Transfers Between Segment Options above.
•    If you do not like a new Cap or Participation Rate for a particular Segment Option, at the end of the current Segment Term, you may Transfer your Segment Value to another Segment Option without charge.
•    We will not substitute any Index until the new Index has received any necessary regulatory clearances. Any addition, substitution or removal of an Index-Linked Segment Option or Index will be communicated to you in writing. If we add or remove an Index (as opposed to replacing an Index), the changes will not be effective for your Contract until the start of the next Segment Term. Adding or removing an Index does not cause a change in the Floor or Buffer Rates, as applicable. Any Index-Linked Segment Option based on the performance of the newly added Index may have a new Cap and Participation Rate.
•    You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the Contract, which may be limited and may have negative consequences associated with them, as described in this section.
For additional information, see 10. INDEX-LINKED SEGMENT OPTION MECHANICS — The Indices – Discontinuation or Substitution of an Index and 11. OPTIONS AT END OF SEGMENT TERM.
Single Premium Payment Risk
This Contract is a single premium product. After the Premium Payment is made, no additional Premium Payments will be accepted. You will be unable to increase the value of your Contract, including the GLWB and the death benefit, with additional premiums.
Risks Affecting Our Administration of Your Contract
Our operations and/or the activities and operations of our service providers and business partners are subject to certain risks that are beyond our control, including systems failures, cyber-attacks and pandemics (and similar events). These risks are not unique to the Company and they could materially impact our ability to administer the Contract. Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks. The techniques used to attack systems and networks change frequently, are becoming more sophisticated and can originate from a wide variety of sources. The use of remote or flexible work arrangements, remote access tools and mobile technology have expanded potential targets for cyber-attack.
The Company is highly dependent upon its computer systems and those of its business partners and service providers. This makes the Company potentially susceptible to operational and information security risks resulting from a cyber-security incident. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by the Company, and indirect risks, such as denial of service attacks on systems and websites, unauthorized release of personal or confidential customer information and other operational disruptions that could severely impede our ability to conduct our business and administer the Contract (e.g., calculate Contract values or process transactions). Operational disruptions and system failures also could occur based on other natural or man-made events, which could have similar impacts on your Contract. Although we make substantial efforts to protect our computer systems from these security risks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that we or our service providers will avoid all cyber-security incidents in the future. It is possible that a cyber-security incident could persist for an extended period of time without detection.
If your Contract is adversely affected as a result of the failure of our cyber-security controls, we will take reasonable steps to restore your Contract.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
13.    BENEFITS AVAILABLE UNDER THE CONTRACT
The following table summarizes information about the benefits available under the Contract.

Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Secure Income Protector (GLWB)	A guaranteed lifetime withdrawal benefit that guarantees an amount of withdrawals for life (Secure Income Withdrawals), regardless of Accumulated Value, provided that certain conditions are met	2.00% (annualized, as a percentage of the Secure Income Benefit Base)
•    Automatically included in Contract at issue
•    You cannot terminate until 6th Contract Anniversary
•    See Rate Sheet Supplement for terms applicable to new Contracts. See Appendix E of the prospectus for terms applicable to existing Contracts.
•    Benefit available only during the accumulation period

•If not at least age 59½ at issue, Secure Income Withdrawals cannot begin until age 59½
• Secure Income Withdrawals may be subject to negative Equity Adjustments and taxes
• Excess Withdrawals may significantly reduce or terminate the benefit and the Contract and may have other negative consequences
• Excess Withdrawals may be subject to Surrender Charges, negative Bond Adjustments, negative Equity Adjustments and taxes and tax penalties
• Partial Surrenders reduce potential for Step-Ups
• Step-Ups increase dollar amount of GLWB Fees
• No Secure Income Deferral Credits after taking first withdrawal
• Partial Annuitizations count against Secure Income Benefit Payment and may be treated like Excess Withdrawals

•    Full Annuitization terminates the benefit, but may choose to annuitize the Secure Income Benefit Payment
•    Other involuntary termination provisions apply
•    Withdrawals taken while the Accumulated Value is greater than zero are withdrawals of the Contract owner’s own money, and the chance of outliving the Accumulated Value and receiving lifetime payments from the Company under the GLWB may be minimal

Free Surrender Amount	Provides for an amount that may be withdrawn each Contract Year without incurring Surrender Charges or Bond Adjustments	None	• Only available during the accumulation period • Withdrawals of Free Surrender Amount may be subject to negative Equity Adjustments and taxes and tax penalties
• All withdrawals count against Free Surrender Amount
• Partial Annuitizations count against Free Surrender Amount remaining, but are not treated as withdrawals of Free Surrender Amount
• Unused Free Surrender Amount not available in future Contract Years
Income Distribution Program
Provides for automatic Transfer at the start of each Segment Term an amount equal to your Secure Income Benefit Payment from ended Index-Linked Segment Options to the Fixed Segment Option, such that Secure Income Withdrawals may be taken from the Fixed Segment Option without Equity Adjustments applying
Included in GLWB Fee
•    Only available during the accumulation period
•    If insufficient Accumulated Value in the ended Index-Linked Segment Options, will Transfer only the amount available
•    No automatic Transfer if no Index- Linked Segment Options ending on a Segment Anniversary
•    Withdrawals from the Fixed Segment Option are not guaranteed to be Secure Income Withdrawals depending on your withdrawal activity during a Contract Year

Required Minimum Distribution (RMD) Program	Provides for RMD amounts withdrawn in excess of the Secure Income Benefit Payment to be treated as Secure Income Withdrawals rather than Excess Withdrawals	Included in GLWB Fee
•    Only available during the accumulation period
•    Must be eligible for and enroll in the program for excess RMD amounts to be treated as Secure Income Withdrawals (not Excess Withdrawals)
•    If not enrolled, excess RMD amounts will be treated as Excess Withdrawals, even if you were eligible for the program
•    Must elect scheduled withdrawal payments to enroll
•    Unscheduled withdrawals may be Excess Withdrawals
•    Enrollment not necessary for RMD withdrawals to be treated as withdrawals of the Free Surrender Amount

Segment Lock-Ins
Gives you the option to lock in an Equity Adjustment for an Index-Linked Segment Option prior to the Segment End Date If exercised, you will receive a Segment Credit on the Segment End Date equal to the locked-in Equity Adjustment rather than Segment Credits using the point-to-point crediting methodology for the Index-Linked Segment Option
None
•    We will not provide advice or notify you regarding whether you should exercise Segment Lock-In or the optimal time for doing so (if any)
•    We will not warn you if you exercise Segment Lock-In at a sub-optimal time
•    We will not warn you if you set Lock-In Thresholds for Automatic Segment Lock-In at sub-optimal levels
•    You will not know the locked-in Equity Adjustment in advance; the locked-in Equity Adjustment could be lower than you anticipated
•    We are not responsible for any losses or forgone gains related to your decision whether or not to exercise Segment Lock-In

• Only available during the accumulation period
• Only available for the Index-Linked Segment Options
• Will not participate in Index performance (positive or negative) for the remainder of the Segment Term, including the Segment End Date

• Floor Rate, Buffer Rate, Peak Buffer Midpoint, Cap Rate and Participation Rate, as applicable, will not apply on the Segment End Date
• Locking-in a negative Equity Adjustment will result in loss, no downside protection under buffer or floor will apply, and the loss could be significant
• For multi-year Segment Terms, upon exercise, Segment End Date will always be next Segment Anniversary

•    Cannot be exercised during last two Valuation Days prior to Segment End Date
•    May be exercised once per Segment Term for each Index-Linked Segment Option
•    May only exercise for entire Accumulated Value in an Index-Linked Segment Option
•    Exercise is irrevocable

Death Benefit	Upon death, provides for death benefit payment equal to greater of Accumulated Value or Premium Payment	None
•    Only available during the accumulation period
•    Accumulated Value component reflects any applicable Equity Adjustment and is subject to a Bond Adjustment, which may be negative
•    Premium Payment component subject to reductions for prior Surrenders
•    While GLWB is active, Secure Income Withdrawals reduce Premium Payment dollar-for-dollar, while all other Surrenders result in proportionate reductions
•    If GLWB is terminated, all Surrenders result in proportionate reductions
•    Partial withdrawals and Annuitizations could significantly reduce the benefit, perhaps by more than the amount withdrawn or Annuitized
•    Terminates upon full Annuitization
•    State variations may apply

Critical Need Surrender Charge Waiver Rider	Waiver of Surrender Charges in the event of a critical need	None
•    Automatically included in Contract at issue
•    Only available during the accumulation period
•    Owner or Annuitant must have a “critical need” as defined by the benefit
•    Critical need must not pre-exist the Contract Date
•    Withdrawals under the benefit may be subject to negative Bond Adjustments, negative Equity Adjustments and taxes and tax penalties
•    Withdrawals count against the Free Surrender Amount
•    Withdrawals count against the Secure Income Benefit Payment under the GLWB

14.    SECURE INCOME PROTECTOR (GLWB)
One of the primary benefits provided under the Contract is the Secure Income Protector (GLWB), a guaranteed lifetime withdrawal benefit. The following describes the GLWB’s benefits and limitations. Some rider provisions may vary from state to state and may be subject to additional restrictions. All material state variations have been described in this prospectus.
The Contract is automatically issued with the GLWB, for which there is an ongoing annual fee. You cannot voluntarily terminate the GLWB until your 6th Contract Anniversary without fully Surrendering or Annuitizing the Contract. A full Surrender may be subject to Surrender Charges, negative Bond Adjustments, negative Equity Adjustments and taxes and tax penalties. Annuitizations may be subject to negative Bond Adjustments and Equity Adjustments, and are not available until after the second Contract Year. If you remove the GLWB, you will have paid for the benefit without receiving its financial benefits, if any.
To help you better understand the various features of the GLWB, and to demonstrate how Secure Income Withdrawals and Excess Withdrawals affect the GLWB’s values and benefits, we have provided several detailed examples in APPENDIX D — SECURE INCOME PROTECTOR (GLWB) EXAMPLES.
Rate Sheet Supplement
The Initial Secure Income Percentages and Secure Income Deferral Credit percentages under the GLWB applicable to new Contracts are stated in a supplement to this prospectus (the Rate Sheet Supplement). You should not purchase the Contract without first obtaining the Rate Sheet Supplement that will be in effect on the date that you sign your Contract application.
When delivered in connection with the offer or sale of a new Contract, this prospectus must be accompanied by the current Rate Sheet Supplement. Rate Sheet Supplements are also available at www.principal.com/individuals/invest-retire/annuities. You can also obtain a copy of a Rate Sheet Supplement free of charge by contacting us at our Home Office. We periodically issue new Rate Sheet Supplements that may reflect different Initial Secure Income Percentages and Secure Income Deferral Credit percentages for new Contracts. Each Rate Sheet Supplement will include a start date and end date for the published rates.
The applicable Initial Secure Income Percentage and the Secure Income Deferral Credit percentage in effect on the date that you sign the application will apply to your Contract and cannot be modified except in the following situation. If the Initial Secure Income Percentage or Secure Income Deferral Credit percentage in effect on the date we receive your Premium Payment has increased from that in effect on the date you signed your application, you will receive the Initial Secure Income Percentage and Secure Income Deferral Credit percentage in effect on the date we receive your Premium Payment, provided that neither the Initial Secure Income Percentage nor Secure Income Deferral Credit percentage has decreased.
Historical Initial Secure Income Percentages and Secure Income Deferral Credit percentages under prior Rate Sheet Supplements can be found in APPENDIX E to this prospectus.
Summary of GLWB Features
GLWB Risks
The GLWB is subject to investment risk. You should review the terms of the GLWB carefully and work with your financial professional to decide if the Contract and the GLWB are appropriate for you based on a thorough analysis of your particular needs, financial objectives, investment goals, time horizons and risk tolerance.
See 5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT — Secure Income Protector (GLWB) Risks for a description of the GLWB’s principal risks.
GLWB Fees
The maximum annual charge for the GLWB is 2.00%, as a percentage of the Secure Income Benefit Base. The current charge for the GLWB is 1.50%. The charge is deducted on a quarterly basis.
We reserve the right to increase the GLWB Fee for existing Contracts up to the maximum.
If we increase the GLWB Fee for existing Contracts and you are eligible for a GLWB Step-Up, you will be charged the increased GLWB Fee. You may opt out of the GLWB Fee increase, but doing so will make you ineligible for future GLWB Step-Ups and the feature cannot be added back to the Contract.
You will begin paying GLWB Fees immediately rather than the date that you begin taking Secure Income Withdrawals. You could be paying GLWB Fees for many years before you begin taking Secure Income Withdrawals.
See 7. FEES, CHARGES AND ADJUSTMENTS — GLWB Fees for additional information about GLWB Fees.
Secure Income Withdrawals and Secure Income Benefit Payments
The GLWB guarantees the ability to take Secure Income Withdrawals up to the Secure Income Benefit Payment each Contract Year, subject to conditions. Secure Income Withdrawals will not reduce your future benefit. Secure Income Withdrawals are not subject to Surrender Charges or Bond Adjustments; however, they may be subject to Equity Adjustments and taxes. In addition, if taken prior to a Segment End Date, Secure Income Withdrawals will not be credited with any interest at the end of the Segment Term.
An Equity Adjustment will apply to any Secure Income Withdrawal taken from an Index-Segment Option prior to the Segment End Date. A negative Equity Adjustment will result in loss. The Income Distribution Program, which is an automatic Transfer program available for no additional charge, is designed to help you avoid Equity Adjustments in connection with your Secure Income Withdrawals by automatically Transferring Accumulated Value equal to your Segment Income Benefit Payment from ended Index-
Linked Segment Options to the Fixed Segment Option. See “Income Distribution Program” below for additional information.
Secure Income Withdrawals are available beginning (i) on the Contract Date if the Covered Life (or oldest Covered Life, if applicable) is at least age 59½ or (ii) on the date that the Covered Life (or oldest Covered Life, if applicable) attains age 59½.
We will calculate your Secure Income Benefit Payment at the beginning of each Contract Year. Prior to Secure Income Withdrawals becoming available as described above, the Secure Income Benefit Payment will effectively equal $0. Once Secure Income Withdrawals become available, your Secure Income Benefit Payment will equal your Secure Income Benefit Base multiplied by your Secure Income Percentage. Your Secure Income Benefit Payment remaining for a Contract Year will be reduced by all withdrawals and partial Annuitizations.
While the GLWB remains in effect, if your Accumulated Value is reduced to zero due to a Secure Income Withdrawal, investment performance, or GLWB Fees, we will pay from our own assets the Secure Income Benefit Payment each Contract Year for life pursuant to your elections.
Income Options
At the time you purchase your Contract, you must elect between two income options under the GLWB: Level Income Option and Tiered Income Option.
•    Level Income Option — provides for a level Initial Secure Income Percentage. There is no reduction in your Secure Income Benefit Payment when our lifetime payment obligations are triggered, if ever.
•    Tiered Income Option — provides a different Initial Secure Income Percentage before and after your Contract Accumulated Value is reduced to zero. There is a reduction in your Secure Income Benefit Payment when our lifetime payment obligations are triggered, if ever.
You may change the income option you elect once prior to your first withdrawal.
Level Income Option may be appropriate for you if you are interested in a Secure Income Benefit Payment that will not decrease in dollar amount throughout the life of the GLWB, provided that you do not take any Excess Withdrawals. Compared to Tiered Income Option, it may take longer to reduce your Contract Accumulated Value to zero, and it may be less likely that your Contract Accumulated Value will ever be reduced to zero from Secure Income Withdrawals.
Tiered Income Option may be appropriate for you if (i) you want to take higher Secure Income Withdrawals to increase the likelihood of reducing your Contract Accumulated Value to zero, and (ii) you are comfsortable with receiving a lower Secure Income Benefit Payment once your Contract Accumulated Value is reduced to $0.
Neither Level Income Option nor Tiered Income Option guarantees that your Contract Accumulated Value will ever be reduced to zero from Secure Income Withdrawals, or that we will ever pay a Secure Income Withdrawal from our own assets.
Single Life or Joint Covered Lives
At the time you purchase your Contract, you must elect between “Single Life” and “Joint Life” as the Covered Life option.
•    Under Single Life, if we are responsible for making lifetime payments of the Secure Income Benefit Payment, they will cease upon the death of the Covered Life.
•    Under Joint Life, if we are responsible for making lifetime payments of the Secure Income Benefit Payment, they will not cease until the death of both Covered Lives.
Electing Joint Life will generally result in lower Secure Income Benefit Payments than electing Single Life, as Joint Life has generally lower Initial Secure Income Percentages compared to Single Life.
Single Life may be appropriate for you if you do not qualify for Joint Life coverage, or if a higher Secure Income Benefit Payment is important to you. The ability to take higher Secure Income Withdrawals may increase the likelihood of reducing your Contract Accumulated Value to zero from Secure Income Benefit Payments.
Joint Life may be appropriate for you if you are comfortable with lower Secure Income Benefit Payments in return for coverage for both you and your spouse. Because electing Joint Life will generally result in lower Secure Income Withdrawals compared to Single Life, under Joint Life, it may take longer to reduce your Contract Accumulated Value to zero, and it may be less likely that your Contract Accumulated Value will ever be reduced to zero from Secure Income Withdrawals.
Neither Single Life nor Joint Life guarantees that your Contract Accumulated Value will ever be reduced to zero for a reason other than an Excess Withdrawal, or that we will ever pay Secure Income Withdrawals from our own assets.
Secure Income Deferral Credits
The GLWB’s Secure Income Deferral Credit feature may increase your Secure Income Benefit Payments. After the Contract Date, on each Contract Anniversary the Secure Income Deferral Credit percentage will be added to the Initial Secure Income Percentage for each full Contract Year before you take your first withdrawal. Any Secure Income Deferral Credits you earn will be added to your Initial Secure Income Percentage when calculating your Secure Income Percentage.
The Secure Income Deferral Credit percentage applicable to new Contracts is stated in the Rate Sheet Supplement. The Secure Income Deferral Credit percentage applicable to existing Contracts is stated in APPENDIX E.
Secure Income Percentage
When you take your first withdrawal under the Contract, your Secure Income Percentage is calculated based on the Income Option in effect at that time. Your Secure Income Percentage will equal the sum of (i)    your Initial Secure Income Percentage based on the age of the youngest Covered Life on the Contract Date, plus (ii) your Secure Income Deferral Credits earned prior to taking your first withdrawal (if any).
The Initial Secure Income Percentages applicable to new Contracts are stated in the Rate Sheet Supplement. The Initial Secure Income Percentages applicable to existing Contracts are stated in APPENDIX E.
Once you have taken your first withdrawal, your Secure Income Percentage will not change, except that your Secure Income Percentage will be recalculated under Tiered Income Option (using a lower Initial Secure Income Percentage as specified in the Rate Sheet Supplement) if and when we become responsible for making lifetime payments of the Secure Income Benefit Payment.
Step-Ups
The GLWB has an annual Step-Up feature that can increase your Secure Income Benefit Payments. On each Segment Anniversary, we will increase your Secure Income Benefit Base to your Step-Up Base (i.e., the sum of the Index-Linked Segment Crediting Bases plus the total value of any allocation to the Fixed Segment Option), if the Step-Up Base is greater than your current Secure Income Benefit Base.
Your GLWB is eligible for a Step-Up on each Segment Anniversary that occurs prior to the later of when you attain age 85 or the 12th Segment Anniversary.
Because GLWB Fees are based on your Secure Income Benefit Base, a Step-Up will cause the dollar amount of GLWB Fees that you pay to increase.
If we increase the GLWB Fee for existing Contracts and you are eligible for a GLWB Step-Up, you will be charged the increased GLWB Fee. You may opt out of the GLWB Fee increase, but doing so will make you ineligible for future GLWB Step-Ups and the feature cannot be added back to the Contract.
Excess Withdrawals
The GLWB does not restrict or change your ability to request withdrawals under the Contract. Indeed, the GLWB is designed for individuals who plan to take regular withdrawals. However, you should not purchase the Contract unless you understand the risks of withdrawals, including the risks associated with Excess Withdrawals under the GLWB.
Under the GLWB, an Excess Withdrawal is (i) any withdrawal taken before the availability of Secure Income Withdrawals or (ii) after Secure Income Withdrawals become available, the portion of any withdrawal that exceeds the Secure Income Benefit Payment.
Excess Withdrawals decrease the Secure Income Benefit Base in an amount equal to the greater of the Excess Withdrawal or the proportion that the withdrawal represents of the Contract Accumulated Value immediately prior to the withdrawal. Excess Withdrawals will reduce your future Secure Income Benefit Payments. The reductions can be greater than dollar-for-dollar when the Contract Accumulated Value is less than the Secure Income Benefit Base at the time of the Excess Withdrawal. Any Surrender in excess of the Secure Income Benefit Payment will be treated like an Excess Withdrawal for purposes of calculating the reduction in your future benefit.
Excess Withdrawals may also be subject to Surrender Charges, negative Bond Adjustments, negative Equity Adjustments and taxes and tax penalties.
If an Excess Withdrawal reduces your Secure Income Benefit Base to zero, the GLWB and the Contract will terminate immediately.
If only a portion of a withdrawal is in excess of the Secure Income Benefit Payment, the portion of the withdrawal not in excess of the Secure Income Benefit Payment will be a Secure Income Withdrawal and the portion of the withdrawal in excess of the Secure Income Benefit Payment will be an Excess Withdrawal.
Income Distribution Program
We offer an optional Income Distribution Program that, on each Segment Anniversary, automatically Transfers an amount equal to your Secure Income Benefit Payment for the new Segment Term from your ended Index-Linked Segment Option(s) to the Fixed Segment Option. The Income Distribution Program may benefit you because it will facilitate your ability to take Secure Income Withdrawals from the Fixed Segment Option and therefore avoid taking Secure Income Withdrawals from an Index-Linked Segment Option subject to Equity Adjustments.
Under the Income Distribution Program, on each Segment Anniversary, rather than automatically re-investing you in the ended Index-Linked Segment Option for another Segment Term in the absence of instructions otherwise, we will Transfer the amount of your Secure Income Benefit Payment for the new
Segment Term to the Fixed Segment Option. We will do this by first accounting for any Transfer you have requested to the Fixed Segment Option. Any remaining amount will be Transferred on a pro-rata basis from each ended Index-Linked Segment Option based on the amounts invested in the ended Index-Linked Segment Options. If your ended Index-Linked Segment Options do not have sufficient Accumulated Value to Transfer your full Secure Income Benefit Payment, we will only Transfer the amount available. If you do not have any ended Index-Linked Segment Options, no automatic Transfer to the Fixed Segment Option will occur.
If you participate in the Income Distribution Program, in order to benefit from the program, you must take your Secure Income Withdrawals from the Fixed Segment Option. If you take Secure Income Withdrawals from the Index-Linked Segment Options, you run the risk of Equity Adjustments (in the case of withdrawals from Index-Linked Segment Options) and that any additional amounts withdrawn from the Fixed Segment Option may be an Excess Withdrawal.
Spousal Continuation
The GLWB provides that Secure Income Benefit Payments may be available to an eligible spouse who continues the Contract, if certain conditions are met.
Termination
The GLWB will be immediately terminated upon the earliest of the following to occur:
•    The date we receive Notice to terminate the GLWB on or after the 6th Contract Anniversary.
•    The date you fully Annuitize, fully Surrender or otherwise terminate the Contract.
•    The Secure Income Benefit Base is reduced to zero due to an Excess Withdrawal.
•    The date the Contract Owner is changed (Annuitant is changed if the Owner is not a natural person), except a change in Owner due to a spousal continuation of the rider.
•    The date your surviving spouse elects to continue the Contract without the GLWB (even if prior to the 6th Contract Anniversary).
•    The date you make an impermissible change in a Covered Life.
Any ownership change, change of beneficiary or other change before the Annuitization Date which would cause a change in a Covered Life (a “Change”) will result in termination of the GLWB. An assignment of the Contract or the GLWB shall be deemed a request for a Change and the rider will be terminated as of the date of the assignment. A change of owner from a non-natural person to a natural person or to another non-natural person will not be treated as an ownership change that would terminate the GLWB, provided that the change would not result in a change to a Covered Life or to the application of the RMD provisions.
Additional Explanation of GLWB Features
Secure Income Benefit Payment
The Secure Income Benefit Payment is available to be taken in the form of Secure Income Withdrawals beginning (i) on the Contract Date if the Covered Life (or oldest Covered Life, if applicable) is at least age 59½ or (ii) on the date that the Covered Life (or oldest Covered Life, if applicable) attains age 59½.
The Secure Income Benefit Payment for a Contract Year is determined on the Contract Date or Contract Anniversary beginning that Contract Year, as applicable.
•    Prior to Secure Income Withdrawals becoming available, the Secure Income Benefit Payment will effectively equal $0.
•    After Secure Income Withdrawals become available, the Secure Income Benefit Payment for a given Contract Year will equal your Secure Income Benefit Base multiplied by the applicable Secure Income Percentage. For example, if your Secure Income Benefit Base is $20,000 and your Secure Income Percentage is 5%, your Secure Income Benefit Payment will be $1,000 (i.e., $20,000 x 5% = $1,000).
At the time you purchase the Contract, you must elect for Secure Income Benefit Payments to be on a “Single Life” or “Joint Life” basis. If you elect Single Life, you will be eligible for Secure Income Benefit Payments until the death of the Covered Person. If you elect Joint Life, you will be eligible for Secure Income Benefit Payments until the death of the last to die of the Covered Persons.
•    Single Life — Secure Income Benefit Payments are based on one Covered Life. The Covered Life for Single Life is the:
a.    Owner if there is only one Owner;
b.    Annuitant if the Owner is not a natural person;
c.    Youngest joint Owner if there are joint Owners; or
d.    Youngest Annuitant if there are joint Annuitants and the Owner is not a natural person.
•    Joint Life — Secure Income Benefit Payments are based on two Covered Lives. You may only elect Joint Life if there are two Covered Lives that meet the eligibility requirements. There can be no more than two Covered Lives. The Joint Life election is not available if the Owner is not a natural person. To be eligible for Joint Life, the Covered Lives must be:
a.    The Owner and the Owner’s spouse, provided there is only one Owner and the spouse is named as a primary beneficiary; or
b.    The joint Owners, provided the joint Owners are each other’s spouse.
If you elect Joint Life, and one spouse dies prior to the first withdrawal under the Contract, your election will automatically change to Single Life. You cannot change your election of Single Life or Joint Life under any other circumstances, regardless of any change in life events.
NOTE:     Under the Code, spousal continuation and certain distribution options are available only to “spouses.” In satisfying such requirements, we will treat same-sex couples legally married in their respective states as having the same rights to benefits under federal law as opposite sex couples. All Contract provisions will be interpreted and administered in accordance with the Code and the relevant Internal Revenue Service guidance. For more information, please see your tax advisor.
Determining the Secure Income Benefit Base
The Secure Income Benefit Base is used to calculate the annual Secure Income Benefit Payment. We calculate the Secure Income Benefit Base on the Contract Date and each Contract Anniversary. The Secure Income Benefit Base may increase on the Segment Anniversary if there is a Step-Up.
The initial Secure Income Benefit Base is equal to your Premium Payment.
On each Contract Anniversary, the Secure Income Benefit Base is reset to the result of (a-b), where:
a = prior year Secure Income Benefit Base (or initial Secure Income Benefit Base if first Contract Anniversary);
b = any Excess Withdrawals taken since the previous Contract Anniversary.*
If you satisfy the eligibility requirements for a Step-Up on a Segment Anniversary and the Step-Up Base is greater than the Secure Income Benefit Base, we will increase the Secure Income Benefit Base to the Step-Up Base. We will not reduce your Secure Income Benefit Base at any time unless you take an Excess Withdrawal.
On each Segment Anniversary, you are eligible for a Step-Up of the Secure Income Benefit Base if you satisfy all of the following requirements:
1.    The Segment Anniversary occurs before the later of:
a.    the Segment Anniversary following the date the Covered Life (or oldest Covered Life, if applicable) attains age 85; or
b.    12 years after the Contract Date; and
2.    You have not fully Annuitized the Contract.
On each Segment Anniversary when you satisfy the requirements for a Step-Up, the Secure Income Benefit Base is reset to the Step-Up Base if it is greater than the Secure Income Benefit Base.
For example, assume on a Segment Anniversary your Secure Income Benefit Base is $10,000, the Step-Up Base is $12,000, and you are eligible for a Step-Up. Based on those assumptions, your Secure Income Benefit Base would be reset from $10,000 to $12,000. If instead the Step-Up Base were $8,000, your Secure Income Benefit Base would remain $10,000.
* NOTE:     The reduction for an Excess Withdrawal will be greater than dollar-for-dollar if the Contract Accumulated Value is less than the Secure Income Benefit Base at the time of the Excess Withdrawal.
An Excess Withdrawal is (i) any withdrawal taken before the availability of Secure Income Withdrawals or (ii) after Secure Income Withdrawals become available, the portion of any withdrawal that exceeds the Secure Income Benefit Payment.
If an Excess Withdrawal causes the Secure Income Benefit Base to reduce to $0, the GLWB and the Contract will immediately terminate. Excess Withdrawals may also be subject to Surrender Charges, negative Bond Adjustments, negative Equity Adjustments and taxes and tax penalties.
See Excess Withdrawals later in this section for information about the negative effect of Excess Withdrawals.
Determining the Secure Income Percentage
Your Secure Income Percentage is determined on the date of the first withdrawal from the Contract based on the Income Option in effect at that time. Your Secure Income Percentage is the sum of a + b, where:
a = the Initial Secure Income Percentage; and
b = the sum of the Secure Income Deferral Credits earned through the most recent Contract Anniversary. The Initial Secure Income Percentage applicable to your Contract will depend on:
•    The age of the Covered Life (or youngest Covered Life) on the Contract Date;
•    Whether you have elected Level Income Option or the Tiered Income Option; and
•    Whether you have elected Single Life or Joint Life.
Generally, the Initial Secure Income Percentage will be:
•    Higher for an older Covered Life compared to a younger Covered Life;
•    Lower for Joint Life compared to Single Life;
•    Lower for Level Income Option compared to Tiered Income Option before Accumulated Value is reduced to $0; and
•    Higher for Level Income Option compared to Tiered Income Option after Accumulated Value is reduced to $0.
The Secure Income Deferral Credits applicable to your Contract will depend on how many full Contract Years have passed before taking your first withdrawal.
For example, on the date of your first withdrawal from the Contract, if your Initial Secure Income Percentage is 2.00% and you have a total of 0.50% in Secure Income Deferral Credits, your Secure Income Percentage will equal 2.50%.
The Initial Secure Income Percentages and Secure Income Deferral Credit percentage applicable to new Contracts are stated in the Rate Sheet Supplement. The Initial Secure Income Percentages and Secure Income Deferral Credit percentage applicable to existing Contracts are stated in APPENDIX E.
Effect of Withdrawals
Secure Income Withdrawals are available beginning (i) on the Contract Date if the Covered Life (or oldest Covered Life, if applicable) is at least age 59½ or (ii) on the date that the Covered Life (or oldest Covered Life, if applicable) attains age 59½.
Secure Income Withdrawals will not reduce your Secure Income Benefit Base or your Secure Income Benefit Payment for future Contract Years, and are not subject to Surrender Charges or Bond Adjustments, but may be subject to Equity Adjustments and taxes.
The GLWB does not require you to take an available Secure Income Benefit Payment. If you elect not to take an available Secure Income Benefit Payment, that amount will not be carried forward to the next Contract Year.
Once you take a withdrawal under the Contract, you will no longer be eligible for additional Secure Income Deferral Credits beyond those you already earned (if any).
Upon taking your first withdrawal from the Contract, your Secure Income Percentage will be calculated. Your Secure Income Percentage will not change, except that your Secure Income Percentage will be recalculated under Tiered Income Option when and if we become responsible for making lifetime payments of the Secure Income Benefit Payment.
Each Secure Income Withdrawal decreases the Secure Income Benefit Payment remaining for that Contract Year on a dollar-for-dollar basis. Once you are eligible to begin taking Secure Income Withdrawals, a Secure Income Withdrawal may include a full withdrawal, partial withdrawal, withdrawal of the Free Surrender Amount, RMD withdrawal, scheduled withdrawal or unscheduled withdrawal. A partial Annuitization, while not a withdrawal, will also count against your Secure Income Benefit Payment.
Each time you take a withdrawal, it is reflected immediately in your Contract Accumulated Value.
Excess Withdrawals may significantly reduce or even terminate the GLWB. Excess Withdrawals may be subject to Surrender Charges, Bond Adjustments, Equity Adjustments and taxes and tax penalties. If you take Excess Withdrawals, the Secure Income Benefit Base will be reduced on the next Contract Anniversary (unless you take an Excess Withdrawal that is a full withdrawal of your Accumulated Value, in which case the GLWB and the Contract will terminate immediately). See Excess Withdrawals below for information about the negative impact of Excess Withdrawals.
Excess Withdrawals
An Excess Withdrawal is (i) any withdrawal taken before Secure Income Withdrawals are available and (ii)    after Secure Income Withdrawals become available, the portion of any withdrawal that exceeds the Secure Income Benefit Payment. An Excess Withdrawal may be a full withdrawal, partial withdrawal, scheduled withdrawal or unscheduled withdrawal. A partial Annuitization will be treated like an Excess Withdrawal for purposes of calculating the reduction in your benefit to the extent that the amount Annuitized would have been an Excess Withdrawal if withdrawn rather than Annuitized.
Excess Withdrawals decrease the Secure Income Benefit Base, which will reduce future Secure Income Benefit Payments. The reductions can be greater than dollar-for-dollar when the Contract Accumulated Value is less than the Secure Income Benefit Base at the time of the Excess Withdrawal. If an Excess Withdrawal reduces your Secure Income Benefit Base to $0, the GLWB and the Contract will terminate immediately. Excess Withdrawals may also be subject to Surrender Charges, Bond Adjustments, Equity Adjustments and taxes and tax penalties.
NOTE: Under 72(t) of the Code, a customer can receive substantially equal payments without an IRS tax penalty, even if under age 59½. If you receive 72(t) distributions and are not yet eligible to take Secure Income Withdrawals, these 72(t) distributions will be treated as Excess Withdrawals.
If you choose to take an Excess Withdrawal, the equation below shows how to calculate the Excess Withdrawal adjustment to the Secure Income Benefit Base. Excess Withdrawals will reduce the Secure Income Benefit Base in an amount equal to the greater of 1 or 2, where:
1= the Excess Withdrawal; and
2 = the result of (a divided by b) multiplied by c, where:
a = the Excess Withdrawal amount;
b = the Contract Accumulated Value after the Secure Income Withdrawal amount (if any) is deducted, but prior to deducting the amount of the Excess Withdrawal; and
c = the Secure Income Benefit Base prior to the reduction for the Excess Withdrawal.
The following example reflects how an Excess Withdrawal can reduce your Secure Income Benefit Base by more than the amount withdrawn. Assume that you take a $10,000 withdrawal and immediately prior to the withdrawal: (i) your Accumulated Value is $50,000 (which would reflect any applicable Equity Adjustment); (ii) the Secure Income Benefit Base is $60,000; and (iii) the remaining Secure Income Benefit Payment for the Contract Year is $6,000. Based on these assumptions the following would occur:
•    Your Accumulated Value would be reduced to $40,000 (i.e., $50,000 – $10,000 = 40,000).
•    The first $6,000 withdrawn would be a Secure Income Withdrawal, which would not be subject to Surrender Charges or a Bond Adjustment, but may be subject to taxes.
•    The remaining $4,000 withdrawn would be an Excess Withdrawal, which could be subject to Surrender Charges, a Bond Adjustment, taxes and tax penalties.
•    The Secure Income Benefit Base would be reduced to $54,545, representing a reduction of $5,455. Using the formula above, the reduction to the Secure Income Benefit Base of $5,455 is calculated as the greater of 1 or 2 as follows:
1 = $4,000, which the amount of the Excess Withdrawal
2 = $5,455, which is the result of (a divided by b) multiplied by c, where:
a = $4,000, which is the amount of the Excess Withdrawal;
b = $44,000, which is the Contract Accumulated Value after deducting the Secure Income Withdrawal, but prior to deducting the Excess Withdrawal; and
c = $60,000, which is the Secure Income Benefit Base immediately prior to the reduction for the Excess Withdrawal
The following example reflects how an Excess Withdrawal can reduce your Secure Income Benefit Base to $0 and terminate the GLWB and the Contract. Assume that you take a $10,000 withdrawal and immediately prior to the withdrawal: (i) your Accumulated Value is $10,000 (which would reflect any applicable Equity Adjustment); (ii) the Secure Income Benefit Base is $2,000; and (iii) the remaining Secure Income Benefit Payment for the Contract Year is $0. Based on these assumptions the following would occur:
•    Your Accumulated Value would be reduced to $0 (i.e., $10,000 – $10,000 = $0).
•    The entire $10,000 withdrawn would be an Excess Withdrawal, which could be subject to Surrender Charges, a Bond Adjustment, taxes and tax penalties.
•    The Secure Income Benefit Base would be reduced to $0, representing a reduction of $2,000. Using the formula above, the reduction to the Secure Income Benefit Base of $2,000 is calculated as the greater of 1 or 2 as follows (subject to the fact that the Secure Income Benefit Base cannot be reduced below $0):
1 = $10,000, which the amount of the Excess Withdrawal
2 = $2,000 which is the result of (a divided by b) multiplied by c, where:
a = $10,000, which is the amount of the Excess Withdrawal;
b = $10,000, which is the Contract Accumulated Value after deducting the Secure Income Withdrawal (there is no Secure Income Withdrawal in this example), but prior to deducting the Excess Withdrawal; and
c = $2,000, which is the Secure Income Benefit Base immediately prior to the reduction for the Excess Withdrawal
Because the Secure Income Benefit Base prior to the Excess Withdrawal equaled $2,000, and the Secure Income Benefit Base cannot be reduced below $0, the Secure Income Benefit Base was reduced by $2,000, not $10,000.
•    Because the Secure Income Benefit Base has been reduced to zero, the GLWB will immediately terminate. The Contract will also terminate immediately because the Contract Accumulated Value has been reduced to zero.
Required Minimum Distribution (RMD) Program for Secure Income Protector (GLWB)
Tax-qualified contracts are subject to federal tax rules requiring that RMD be taken on a calendar year basis (i.e., compared to a Contract Year basis), usually beginning after age 73.
If you are eligible for and enroll in our RMD Program, as discussed below, a withdrawal taken to satisfy RMD for the Contract (an “RMD amount”) that exceeds a Secure Income Benefit Payment for that Contract Year will not be deemed an Excess Withdrawal. If you are eligible for and do not enroll in our RMD Program, as discussed below, a withdrawal taken to satisfy RMD for the Contract that exceeds a Secure Income Benefit Payment for that Contract Year will be deemed an Excess Withdrawal.
Eligibility in the RMD Program is determined by satisfaction of the following requirements:
•    The amount required to be distributed each calendar year for purposes of satisfying the RMD rules of the Internal Revenue Code is based only on this Contract (the RMD amount); and
•    You have elected scheduled withdrawal payments.
NOTE:     Although enrollment in the RMD Program does not prevent you from taking an unscheduled withdrawal, an unscheduled withdrawal will cause you to lose the RMD Program protections for the remainder of the Contract Year. This means that any withdrawals (scheduled or unscheduled) during the remainder of the Contract Year that exceed applicable Secure Income Benefit Payment will be treated as Excess Withdrawals, even if the purpose is to take the RMD amount. You will automatically be re-enrolled in the RMD Program on your next Contract Anniversary.
We reserve the right to modify or eliminate the RMD Program; for example, if there is a change to the Internal Revenue Code or Internal Revenue Service rules or interpretations relating to RMD, including the issuance of relevant IRS guidance. We will send you at least 30 days advance notice of any change in or elimination of the RMD Program. Any modifications or elimination of the RMD Program will take effect after notice. If we exercise our right to modify or eliminate the RMD Program, then any scheduled or unscheduled withdrawal in excess of a Secure Income Benefit Payment after the effective date of the program’s modification or elimination will be deemed an Excess Withdrawal.
Enrollment in the RMD Program is not necessary for RMD withdrawals to be treated as withdrawals of the Free Surrender Amount not subject to Surrender Charges or Bond Adjustments, as described in 7. FEES, CHARGES AND ADJUSTMENTS.
You may obtain more information regarding our RMD Program by contacting your financial professional or by calling us at 1-800-852-4450.
Effect of the Contract Accumulated Value Reaching Zero
We will send you prior written notice whenever reasonably feasible if your Contract Accumulated Value is approaching $0.
In the event that the Contract Accumulated Value reduces to $0, we will continue to pay the Secure Income Benefit Payments pursuant to your elections, provided that your Secure Income Benefit Base is greater than zero. In other words, if your Contract Accumulated Value is reduced to $0 for any reason other than an Excess Withdrawal, our lifetime payment obligations under the GLWB will be triggered.
For example, for a Level Income Option, assume that you take a $10,000 withdrawal and immediately prior to the withdrawal: (i) your Accumulated Value is $10,000 (which would reflect any applicable Equity Adjustment); (ii) the Secure Income Benefit Base is $100,000; and (iii) the Secure Income Benefit Payment for the Contract Year was $10,000; and (iv) the remaining Secure Income Benefit Payment for the Contract Year is $10,000. Based on these assumptions the following would occur:
•    Your Accumulated Value would be reduced to $0 (i.e., $10,000 – $10,000 = $0).
•    The entire $10,000 withdrawn would be a Secure Income Withdrawal, which could be subject to an Equity Adjustment and taxes.
•    The Secure Income Benefit Base would not be reduced because the entire withdrawal is a Secure Income Withdrawal.
•    Because the Accumulated Value was reduced to $0 for a reason other than an Excess Withdrawal, beginning in the next Contract Year, we will begin paying the $10,000 Secure Income Benefit Payment annually until the death of the applicable Covered Life.
As another example, using the same assumptions but for a Tiered Income Option GLWB, the following would occur:
•    Your Accumulated Value would be reduced to $0 (i.e., $10,000 – $10,000 = $0).
•    The entire $10,000 withdrawn would be a Secure Income Withdrawal, which could be subject to an Equity Adjustment and taxes.
•    The Secure Income Benefit Base would not be reduced because the entire withdrawal is a Secure Income Withdrawal.
•    Because the Accumulated Value was reduced to $0 for a reason other than an Excess Withdrawal, beginning in the next Contract Year, we will pay the Secure Income Benefit Payment annually.
•    However, due to the Tiered Income Option election, the Secure Income Benefit Payment will be recalculated. Assuming that the applicable Initial Secure Income Percentage plus earned Secure Income Deferral Credits is 5.00%, the annual Secure Income Benefit Payment will equal $5,000 (i.e., $100,000 x 5% = $5,000), not $10,000.
NOTE: In the event that the Contract Accumulated Value reduces to $0 for a reason other than an Excess Withdrawal, Secure Income Benefit Payments will continue as discussed above, but all other rights and benefits from the accumulation period will terminate (including the death benefit).
Effect of Annuitization
On the latest Annuitization Date, if your Contract reaches that date, the accumulation period must end and the GLWB (and the death benefit) will terminate. Likewise, prior to the latest Annuitization Date, if you fully Annuitize the Contract, the accumulation period will end and the GLWB (and the death benefit) will terminate. Generally, you should not elect to fully Annuitize the Contract unless the annual amount of your annuity payments would be greater than your annual Secure Income Benefit Payment under the GLWB. In this regard, if your Secure Income Benefit Base is greater than your Contract Accumulated Value, the income stream provided by your GLWB is likely more valuable than an income stream under an annuity benefit payment option. Before Annuitizing or selecting a payment option, you should consult with a financial professional and contact us toll-free at 1-800-852-4450 for a comparison of the different payout options based on your Contract. You should also understand that, in electing to fully Annuitize, you would be terminating the GLWB as well as the death benefit.
If the Contract reaches the latest Annuitization Date, the GLWB will terminate, but you may choose to continue the income stream provided by the GLWB by electing to receive fixed payments equal to your Secure Income Benefit Payment each Contract Year until the death of the last Covered Life. If you make this election, you will forfeit your remaining Contract Accumulated Value, and we will make the payments from our own assets.
Note: If your GLWB has Tiered Income Option, and you elect to receive fixed payments equal to your Secure Income Benefit Payment each Contract Year until the death of the last Covered Life as described above, we will calculate the number of payments you will receive based on the Tier 1 Secure Income Percentage by taking your Accumulated Value divided by the Secure Income Benefit Payment at the scheduled payment frequency. After you have received that number of payments, your payment will decrease to be based on the Tier 2 Secure Income Percentage multiplied by the Secure Income Benefit Base. Payments will still only continue until the date of death of the last Covered Life.
Alternatively, you may choose to apply your entire Contract Accumulated Value to an annuity benefit payment option that we make available, such as Life Income, Life Income with Period Certain, Joint and Survivor, and Joint and Survivor with Period Certain. If you select one of these options, your entire Contract Accumulated Value will be applied to the selected option and we will make the payments from our own assets. However, you should understand that you would be forfeiting the income stream provided by the GLWB (for which you paid GLWB Fees, potentially over many years), and that the income stream provided by one of these options will generally differ in amount and/or duration compared to the income stream provided by the GLWB.
If we have not received your selection as of the latest Annuitization Date, you will receive the following option that results in the higher annual payment amount: (a) fixed payments equal to your Secure Income Benefit Payment each Contract Year until the death of the last Covered Life or (b) Life Income with payments guaranteed for a period of 10 years (for Contracts with one Annuitant) or Joint and Full Survivor Income with payments guaranteed for a period of 10 years (for Contracts with two Annuitants). We will send you written notice at least 30 days prior to the latest Annuitization Date and ask you to select a payment option.
The Contract is generally designed for an Owner to remain in the accumulation phase and keep the GLWB in force, while taking Secure Income Withdrawals and avoiding Excess Withdrawals, in order to maximize the likelihood that the Contract Accumulated Value will be reduced to zero for a reason other than an Excess Withdrawal, thereby triggering our lifetime payment obligations under the GLWB. Nonetheless, it is possible that the income stream provided by an annuity benefit payment option (e.g., payments for a period certain) may be more appropriate for you based on your personal circumstances and financial goals. As such, before Annuitizing or selecting a payment option, you should consult with a financial professional and contact us toll-free at 1-800-852-4450 for a comparison of the different payout options based on your Contract.
Effect of Divorce
The following table illustrates divorce situations and the resulting outcomes.

If…	And…	Then…
You are the sole Owner of the contract	You direct us to take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse
Any portion of such withdrawal that exceeds the available Secure Income Benefit Payment will be deemed an Excess Withdrawal.
You will retain all rights and benefits of the rider.
Note: If the Excess Withdrawal causes the Secure Income Benefit Base to go to zero, the GLWB and the Contract will terminate immediately.

If…	And…	Then…
You are the sole Owner of the contract	You direct us to change ownership of the Contract to your former spouse to satisfy a court order	The GLWB will terminate. Your former spouse will become the new Owner of the Contract and will retain all rights and benefits of the Contract.

Contract is jointly owned	You direct us to take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse
The spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the GLWB while the former spouse will no longer have any such rights or be entitled to any benefits under the GLWB.
Note: If the withdrawal is an Excess Withdrawal and causes the Secure Income Benefit Base to go to zero, the GLWB and the Contract will terminate immediately.
If Joint Life has been elected, the Joint Life election will not be changed and your Secure Income Percentage will not be adjusted.

Contract is jointly owned	You direct us to remove one of the joint Owners to satisfy a court order
The spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the GLWB while the former spouse will no longer have any such rights or be entitled to any benefits under the GLWB.
If Joint Life has been elected, the Joint Life election will not be changed and your Secure Income Percentage will not be adjusted.

Spousal Continuation of the GLWB
The GLWB provides that the Secure Income Benefit Payment may be available in certain situations to an eligible spouse who continues the Contract with the GLWB. If you die while the GLWB is in effect and if your surviving spouse elects to continue the Contract in accordance with its terms, the surviving spouse may also elect to continue the GLWB if:
1.    The Contract Accumulated Value is greater than zero;
2.    There has not been a previous spousal continuation of the Contract and the GLWB; and
3.    Your spouse is either: (a) your primary beneficiary, if you were the sole Owner; or (b) the surviving joint Owner, if there were joint Owners.
If your spouse elects to continue the Contract without the GLWB, the GLWB and all rights, benefits and charges under the GLWB will terminate.
NOTE: Although spousal continuation may be available under federal tax laws for a subsequent spouse, the GLWB may be continued one time only.
The following tables illustrate the various changes and the resulting outcomes associated with continuation of the GLWB by an eligible surviving spouse.

If you die and…	And…	Then if your spouse continues this Contract…
No withdrawals have been taken since the Contract Date	Your spouse meets the minimum Contract issue age requirement
Your spouse may continue the GLWB and take withdrawals until the earlier of your spouse’s death or the Secure Income Benefit Base reduces to zero.
Secure Income Benefit Payments will automatically be calculated as “Single Life” and your spouse will be the sole Covered Life. Your spouse may not add a new Covered Life or elect “Joint Life”.
The Initial Secure Income Percentage and Secure Income Deferral Credit percentage will be based on your spouse’s age on the Contract Date.
All other provisions of the GLWB will continue as in effect on the date of your death.

No withdrawals have been taken since the Contract Date	Your spouse does not meet the Contract minimum issue age requirement	The GLWB terminates upon your death. All other provisions of this Contract will continue as in effect on the date of your death.

If you die and…	And…	And…	Then if your spouse continues this Contract…
Withdrawals have been taken since the Contract Date	You have elected “Single Life” Secure Income Benefit Payments	N/A	The GLWB terminates upon the death of the first Covered Life to die. All other provisions of this Contract will continue as in effect on the date of your death.
Withdrawals have been taken since the Contract Date	You have elected “Joint Life” Secure Income Benefit Payments	Your spouse is the surviving Covered Life
Your spouse may continue the GLWB and take Secure Income Benefit Payments until the earlier of your spouse’s death or the Secure Income Benefit Base reduces to zero.
Secure Income Benefit Payments will continue to be calculated as “Joint Life”.

The Secure Income Percentage will remain locked in at the “Joint Life” percentage applicable on the date of your first withdrawal and will not be reset to reflect your death.
All other provisions of the GLWB will continue as in effect on the date of your death.
Withdrawals have been taken since the Contract Date	You have elected “Joint Life” Secure Income Benefit Payments	There is no surviving Covered Life	The GLWB terminates upon your death. All other provisions of this Contract will continue as in effect on the date of your death.
15.    DEATH BENEFIT
General Death Benefit Provisions
If the Owner or any Joint Owner dies prior to the Annuitization Date, we will pay the death benefit upon our receipt of required documents and Notice, in Good Order, including due proof of death. Proof of death includes a copy of a death certificate, a certified copy of a court order, a written statement by a medical doctor, or other proof satisfactory to us.
The Accumulated Value will remain invested in the Segment Options, as applicable, until the Valuation Day on which we receive the required documents in Good Order. If more than one beneficiary is named, each beneficiary’s portion of the death benefit will remain invested in the Segment Options until the Valuation Day on which we receive the required documents for that beneficiary. The death benefit is subject to the Segment Interim Value (which will include an Equity Adjustment) and a Bond Adjustment, which factors in market performance.
See 5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT — Segment Interim Value and 7. FEES, CHARGES AND ADJUSTMENTS — Bond Adjustment.
At the end of the Valuation Day on which we receive the required documents and Notice, in Good Order, including due proof of death, we will calculate the death benefit payable. See Death Benefit Calculation and Death Benefit Examples later in this section. We will generally pay the death benefit within seven days thereafter, subject to circumstances where payment may be delayed. See 19. ADDITIONAL INFORMATION ABOUT THE CONTRACT — Delay of Payments and Other Transactions.
The death benefit will be held in our general account pending payment, and we will pay interest (as required by state law) on the death benefit from the date we received all required documents in Good Order until payment is made.
If the Owner or any Joint Owner dies prior to the Annuitization Date, the death benefit may be distributed in a lump sum or within five years of the date of death or distributed over a time period not extending beyond the life expectancy of the beneficiary as provided for in Internal Revenue Code (“IRC”) section 72(s), as may be amended from time to time. If payments are made over the life expectancy of the beneficiary, they must begin not later than one year after the date of death of the Owner or Joint Owner.
If the Owner or Joint Owner dies on or after the Annuitization Date and before the entire interest in this Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as required under applicable federal tax laws, including, particularly, IRC section 72(s), as may be amended from time to time. This approach will apply to the Annuity Benefit Options other than the Life Income and Joint and Survivor options.
Notwithstanding any provision to the contrary in this Contract, any payment of death benefits must comply with all applicable laws, including IRC section 72(s), as may be amended from time to time.
Partial withdrawals and Annuitizations may significantly reduce any future death benefit. The reduction to the death benefit for a partial withdrawal or Annuitization may be greater than the dollar amount withdrawn or Annuitized. Death benefit proceeds may also be reduced as a result of any applicable Bond Adjustments and Equity Adjustments.
Death of Owner(s)
The following provisions apply upon an Owner’s death if a Contract is not jointly owned:
1.    If the surviving spouse is the only primary beneficiary, the surviving spouse may elect to become the Owner and continue the Contract (with or without the GLWB, if in effect and if the surviving spouse is eligible) or elect to receive the death benefit.
2.    If the primary beneficiary is not the surviving spouse, the primary beneficiary will receive the death benefit.
The following provisions apply upon the death of the first Joint Owner to die when a Contract is jointly owned:
1.    The surviving Joint Owner will be treated as the primary beneficiary. Any other beneficiary designation on record will be treated as contingent beneficiary.
2.    If the surviving Joint Owner is the spouse of the deceased Joint Owner, the surviving spouse may elect to become the Owner and continue the Contract (with or without the GLWB, if in effect and if the surviving spouse is eligible) or elect to receive the death benefit.
Death of Annuitant(s)
If an Annuitant who is not an Owner dies while this Contract is in force, a new Annuitant may be named unless the Owner is a corporation, trust, or other entity.
If the Owner is a corporation, trust or other entity, the death benefit will be payable upon the death of the Annuitant, or, in the case of Joint Annuitants, upon the death of the first Joint Annuitant to die.
Death Benefit Calculation
The death benefit is equal to the greater of 1 or 2 where:
1.    Is the Accumulated Value (including any applicable Equity Adjustment(s)), subject to the Bond Adjustment, on the date we receive the proof of death and all required documents in Good Order; and
2.    Is the Premium Payment, subject to reductions for partial Surrenders.
Please note:
•    Any death benefit, as described above, may be subject to Equity Adjustments and will be subject to a Bond Adjustment, all of which may be negative. Any applicable Equity Adjustment will already be included in the Accumulated Value. The Bond Adjustment will be applied to the Accumulated Value when calculating the death benefit. Negative Equity Adjustments and/or Bond Adjustments may significantly reduce the death benefit.
•    Partial withdrawals and Annuitizations may significantly reduce the death benefit, perhaps by more than the amount withdrawn or Annuitized.
Effect of Partial Surrenders on Premium Payment while GLWB is active
While the GLWB is active, prior to the date we receive the proof of death and all required documents in Good Order, the Premium Payment for purposes of the death benefit calculation will be reduced upon partial withdrawal or partial Annuitization as follows:
(i)    a dollar-for-dollar reduction to the Premium Payment for each Secure Income Withdrawal, and
(ii)    a proportional reduction to the Premium Payment for each Excess Withdrawal (and any applicable Surrender Charges and GLWB Fees) and each partial Annuitization.
The proportional reduction in (ii) above will reduce the death benefit in the same proportion that the Accumulated Value was reduced on the date of the Excess Withdrawal or partial Annuitization. The proportional reduction is equal to (1 divided by 2) multiplied by 3, where:
1.    Is the amount of the Excess Withdrawal (and any applicable Surrender Charges and GLWB Fees) or the amount of the partial Annuitization;
2.    Is the Accumulated Value immediately prior to the Excess Withdrawal or partial Annuitization; and
3.    Is the Premium Payment as reduced for all prior partial withdrawals and partial Annuitizations immediately prior to the current Excess Withdrawal or partial Annuitization.
If a proportional reduction applies, and the Accumulated Value is less than the Premium Payment (immediately prior to the partial withdrawal or partial Annuitization), the proportionate reduction to the Premium Payment as described above will be greater than the amount withdrawn or Annuitized.
Effect of Partial Surrenders on Premium Payment if the GLWB is terminated
If the GLWB is terminated, prior to the date we receive the proof of death and all required documents in Good Order, there is a proportional reduction to the Premium Payment for each partial withdrawal (and any applicable Surrender Charge and GLWB Fees) and each partial Annuitization.
The proportional reduction will reduce the death benefit in the same proportion that the Accumulated Value was reduced on the date of the partial withdrawal or partial Annuitization. The proportional reduction is equal to (1 divided by 2) multiplied by 3, where:
1.    Is the amount of the partial withdrawal (and any applicable Surrender Charges and GLWB Fees) or the amount of the partial Annuitization;
2.    Is the Accumulated Value immediately prior to the partial withdrawal or partial Annuitization; and
3.    Is the Premium Payment as reduced for all prior partial withdrawals and partial Annuitizations immediately prior to the current partial withdrawal or partial Annuitization.
If the Accumulated Value is less than the Premium Payment (immediately prior to the partial withdrawal or partial Annuitization), the proportionate reduction to the Premium Payment as described above will be greater than the amount withdrawn or Annuitized.
Fixed Segment Option
The amount allocated to the Fixed Segment Option is subject to the Standard Nonforfeiture Law for Individual Deferred Annuities. For additional information on the nonforfeiture amount, see 9. FIXED SEGMENT OPTION MECHANICS.
Spousal and Beneficiary Death Benefit / Secure Income Benefit Payment Scenarios
The tables below summarize the various situations upon death.
The following two tables illustrate the various situations and the resulting death benefit payment if (a)    the GLWB is not in effect or (b) if the GLWB is in effect but our lifetime payment guarantees have not yet been triggered.

If you die and…	And…	Then…
You are the sole Owner	Your spouse is not named as a primary beneficiary	The primary beneficiary will receive the death benefit All other rights and benefits under the rider and Contract will terminate.
You are the sole Owner	Your spouse is named as a primary beneficiary
Your spouse may continue the Contract with or without the GLWB or receive the death benefit.
All other primary beneficiaries will receive the death benefit.
Unless your spouse elects to continue the Contract with the GLWB, only your spouse’s and any other beneficiary’s(ies’) rights to the selected payments will continue; all other rights and benefits under the GLWB and Contract will terminate.

If you die and…	And…	Then…
You are a joint Owner	The surviving joint Owner is not your spouse	Your surviving Owner will receive the death benefit. All other rights and benefits under the Contract will terminate.
You are a joint Owner	The surviving joint Owner is your spouse
Your spouse may continue the Contract with or without the GLWB or receive the death benefit.
Unless your surviving spouse Owner elects to continue the Contract with the GLWB, upon your death, only your spouse’s right to the selected payments will continue; all other rights and benefits under the GLWB and the Contract will terminate.

If…	And…	Then…
If the Annuitant dies	The Owner is not a natural person
The beneficiary(ies) receive the death benefit.
If a beneficiary dies before the Annuitant, on the Annuitant’s death we will make equal payments to the surviving beneficiaries unless the Owner provided us with other written instructions. If no beneficiary(ies) survive the Annuitant, the death benefit is paid to the Owner.
Upon the Annuitant’s death, only the beneficiary(ies) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

The following table illustrates the various situations if death occurs while the GLWB is in effect and our lifetime payment guarantees have been triggered.

If you die and…	And…	Then…
You are the sole Owner	You elected the “Single Life” Secure Income Benefit Payments	All payments stop and all rights and benefits under the Contract terminate.
You are the sole Owner	You elected the “Joint Life” Secure Income Benefit Payments
We will continue payments to the surviving Covered Life according to the schedule established when you made your election until the date of the surviving Covered Life’s death.
Upon the surviving Covered Life’s death, all payments stop and all rights and benefits under the Contract terminate.

If you die and…	And…	Then…
You are a joint Owner	You elected the “Single Life” Secure Income Benefit Payments	All payments stop and all rights and benefits under the Contract terminate.
You are a joint Owner	You elected the “Joint Life” Secure Income Benefit Payments
We will continue payments to the surviving Covered Life according to the schedule established when you made your election until the date of the surviving Covered Life’s death.
Upon the surviving Covered Life’s death, all payments stop and all rights and benefits under the Contract terminate.

Death Benefit Examples
Assumptions for the following examples:
•    The Accumulated Value accounts for the Segment Interim Value calculations.
•    The Accumulated Value is the sum of the Segment Interim Values for all Segment Options. These examples could be allocated to one or many Segment Options, and the examples would be the same.
A death benefit based on Segment Interim Value could result in significant loss due to the application of a negative Equity Adjustment. A death benefit that becomes payable before the Segment End Date for an Index-Linked Segment Option will be based on the Segment Interim Value for that Segment Option. The Segment Interim Value will be calculated by applying an Equity Adjustment to the Crediting Base. If the Equity Adjustment is negative, the Segment Interim Value will reflect investment loss, which could be significant. For example, assume that you initially allocate $10,000 to an Index-Linked Segment Option and that the death benefit becomes payable before the end of the Segment Term. In such case, the death benefit could be lower than, perhaps significantly lower than, $10,000. In extreme circumstances, a negative Equity Adjustment could result in a 100% loss of the death benefit amount.
•    GLWB Fees taken prior to the date of the example are accounted for in the Accumulated Value already.
•    There have been no prior Surrenders.
Death Benefit Example 1
This example is intended to demonstrate that when the Accumulated Value is greater than the Premium Payment, the Bond Adjustment could reduce the Accumulated Value portion of the death benefit calculation to lower than the Premium Payment.
Contract Date = August 31
Premium Payment = $100,000
On November 3 of the same calendar year, assume the Accumulated Value is $101,000 and the Bond Adjustment is -$3,000.
The death benefit on November 3 is the greater of 1 or 2 below:
1.     $98,000 = $101,000 – $3,000
2.     $100,000 = Premium Payment
The death benefit on November 3 is $100,000.
Death Benefit Example 2
This example is intended to demonstrate that when the Accumulated Value is less than the Premium Payment, the Bond Adjustment could increase the Accumulated Value portion of the death benefit calculation to greater than the Premium Payment.
Contract Date = August 31
Premium Payment = $100,000
On November 3 of the same calendar year, assume the Accumulated Value is $99,000 and the Bond Adjustment is $2,000.
The death benefit on November 3 is the greater of 1 or 2 below:
1.     $101,000 = $99,000 + $2,000
2.     $100,000 = Premium Payment
The death benefit on November 3 is $101,000.
Death Benefit Example 3 (while GLWB is active)
This example is intended to demonstrate how a Secure Income Withdrawal impacts the Premium Payment portion of the death benefit calculation. A Secure Income Withdrawal will reduce the premium portion of the death benefit by the same dollar amount that the Accumulated Value was reduced on the date of the Secure Income Withdrawal.
Contract Date = August 31
Premium Payment = $100,000
On November 3 of the same calendar year, assume the Accumulated Value is $90,000 and a Secure Income Withdrawal of $5,000. The Secure Income Withdrawal will not be subject to a Bond Adjustment. However, the Accumulate Value component of the death benefit, after the deduction of the Secure Income Withdrawal, would be subject to a Bond Adjustment, which could be negative. Assume that the Bond Adjustment applied to the Accumulate Value component of the death benefit is -$3,000.
The death benefit on November 3 is the greater of 1 or 2 below:
1.     $82,000 = ($90,000 – $5,000) – $3,000
2.     $95,000 = Premium Payment ($100,000) – Secure Income Withdrawal ($5,000) The death benefit on November 3 is $95,000.
Death Benefit Example 4 (while GLWB is active)
This example is intended to demonstrate how a partial withdrawal that is part Secure Income Withdrawal and part Excess Withdrawal impacts the Premium Payment portion of the death benefit calculation.
•    A Secure Income Withdrawal will reduce the premium portion of the death benefit by the same dollar amount that the Accumulated Value was reduced by the Secure Income Withdrawal.
•    An Excess Withdrawal will result in a proportionate reduction to the premium portion of the death benefit, reducing that portion of the death benefit in the same proportion that the Accumulated Value (after deducting the Secure Income Withdrawal) was reduced by the Excess Withdrawal.
Contract Date = August 31
Premium Payment = $100,000
On November 3 of the same calendar year, assume the Accumulated Value is $90,000, a Secure Income Withdrawal of $2,000, and an Excess Withdrawal of $3,000. The Secure Income Withdrawal will not be subject to a Bond Adjustment. The Excess Withdrawal will be subject to a Bond Adjustment, which could be negative (the adjustment to the Excess Withdrawal amount for the Bond Adjustment will impact the withdrawal proceeds, not the death benefit amount). In addition, the Accumulated Value component of the death benefit, after the deduction of the Secure Income Withdrawal and the Excess Withdrawal, would be subject to a Bond Adjustment, which could be negative. Assume the Bond Adjustment applied to the Accumulated Value component of the death benefit is -$1,000.
The death benefit on November 3 is the greater of 1 or 2 below:
1.     $84,000 = ($90,000 – $2,000 – $3,000) – $1,000
2.     $94,659, calculated as follows:
•    First, reduce the Premium Payment ($100,000) by the Secure Income Withdrawal ($2,000) to $98,000.
•    Second, proportionately reduce the Premium Payment ($98,000) for the Excess Withdrawal ($3,000). The amount of the proportional reduction ($3,341) is the Excess Withdrawal ($3,000) divided by the Accumulated Value immediately after the Secure Income Withdrawal and immediately prior to the Excess Withdrawal ($88,000) multiplied by the Premium Payment ($98,000).
The death benefit on November 3 is $94,659.
Death Benefit Example 5 (while GLWB is active)
This example is intended to demonstrate how a partial withdrawal that is entirely an Excess Withdrawal impacts the Premium Payment portion of the death benefit calculation. A proportional reduction for an Excess Withdrawal will reduce the premium portion of the death benefit in the same proportion that the Accumulated Value was reduced on the date of the Excess Withdrawal.
Contract Date = August 31
Premium Payment = $100,000
On November 3 of the same calendar year, assume the Accumulated Value is $90,000 and the Bond Adjustment is -$4,000 and an Excess Withdrawal of $5,000. The Excess Withdrawal would be subject to a Bond Adjustment, which could be negative (a negative Bond Adjustment would reduce the withdrawal proceeds, not the death benefit amount). In addition, the Accumulated Value component of the death benefit, after the deduction of the Excess Withdrawal, would be subject to a Bond Adjustment, which could be negative. Assume the Bond Adjustment applied to the Accumulated Value component of the death benefit is -$4,000.
The death benefit on November 3 is the greater of 1 or 2 below:
3.     $81,000 = ($90,000 – $5,000) – $4,000
4.     $94,444.44 = Premium Payment proportionately reduced for the Excess Withdrawal is the Premium Payment ($100,000) reduced by the proportional reduction ($5,555.56)
•    The amount of the proportional reduction ($5,555.56) is the Excess Withdrawal ($5,000) divided by the Accumulated Value immediately prior to the Excess Withdrawal ($90,000) multiplied by the Premium Payment ($100,000).
The death benefit on November 3 is $94,444.44.
Death Benefit Example 6 (GLWB is terminated)
This example is intended to demonstrate how a partial withdrawal impacts the Premium Payment portion of the death benefit calculation. A proportional reduction for a partial withdrawal will reduce the premium portion of the death benefit in the same proportion that the Accumulated Value was reduced on the date of the partial withdrawal. The proportional reduction for partial withdrawal is equal to (1 divided by 2) multiplied by 3, where:
1.    Is the amount of the partial withdrawal; and
2.    Is the Accumulated Value immediately prior to the partial withdrawal; and
3.    Is the Premium Payment.
Contract Date = August 31
Premium Payment = $100,000
On November 3 of the same calendar year, assume the Accumulated Value is $90,000 and the Bond Adjustment is -$4,000 and a partial withdrawal of $5,000
The death benefit on November 3 is the greater of 1 or 2 below:
1.    $81,000 = ($90,000 – $5,000) – $4,000
2.    $94,444.44 = Premium Payment proportionately reduced for the partial withdrawal is the Premium Payment ($100,000) reduced by the proportional reduction ($5,555.56)
•    The amount of the proportional reduction ($5,555.56) is the partial withdrawal ($5,000) divided by the Accumulated Value immediately prior to the partial withdrawal ($90,000) multiplied by the Premium Payment ($100,000).
The death benefit on November 3 is $94,444.44.

Benefits Available [Table Text Block]
The following table summarizes information about the benefits available under the Contract.

Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Secure Income Protector (GLWB)	A guaranteed lifetime withdrawal benefit that guarantees an amount of withdrawals for life (Secure Income Withdrawals), regardless of Accumulated Value, provided that certain conditions are met	2.00% (annualized, as a percentage of the Secure Income Benefit Base)
•    Automatically included in Contract at issue
•    You cannot terminate until 6th Contract Anniversary
•    See Rate Sheet Supplement for terms applicable to new Contracts. See Appendix E of the prospectus for terms applicable to existing Contracts.
•    Benefit available only during the accumulation period

•If not at least age 59½ at issue, Secure Income Withdrawals cannot begin until age 59½
• Secure Income Withdrawals may be subject to negative Equity Adjustments and taxes
• Excess Withdrawals may significantly reduce or terminate the benefit and the Contract and may have other negative consequences
• Excess Withdrawals may be subject to Surrender Charges, negative Bond Adjustments, negative Equity Adjustments and taxes and tax penalties
• Partial Surrenders reduce potential for Step-Ups
• Step-Ups increase dollar amount of GLWB Fees
• No Secure Income Deferral Credits after taking first withdrawal
• Partial Annuitizations count against Secure Income Benefit Payment and may be treated like Excess Withdrawals

•    Full Annuitization terminates the benefit, but may choose to annuitize the Secure Income Benefit Payment
•    Other involuntary termination provisions apply
•    Withdrawals taken while the Accumulated Value is greater than zero are withdrawals of the Contract owner’s own money, and the chance of outliving the Accumulated Value and receiving lifetime payments from the Company under the GLWB may be minimal

Free Surrender Amount	Provides for an amount that may be withdrawn each Contract Year without incurring Surrender Charges or Bond Adjustments	None	• Only available during the accumulation period • Withdrawals of Free Surrender Amount may be subject to negative Equity Adjustments and taxes and tax penalties
• All withdrawals count against Free Surrender Amount
• Partial Annuitizations count against Free Surrender Amount remaining, but are not treated as withdrawals of Free Surrender Amount
• Unused Free Surrender Amount not available in future Contract Years
Income Distribution Program
Provides for automatic Transfer at the start of each Segment Term an amount equal to your Secure Income Benefit Payment from ended Index-Linked Segment Options to the Fixed Segment Option, such that Secure Income Withdrawals may be taken from the Fixed Segment Option without Equity Adjustments applying
Included in GLWB Fee
•    Only available during the accumulation period
•    If insufficient Accumulated Value in the ended Index-Linked Segment Options, will Transfer only the amount available
•    No automatic Transfer if no Index- Linked Segment Options ending on a Segment Anniversary
•    Withdrawals from the Fixed Segment Option are not guaranteed to be Secure Income Withdrawals depending on your withdrawal activity during a Contract Year

Required Minimum Distribution (RMD) Program	Provides for RMD amounts withdrawn in excess of the Secure Income Benefit Payment to be treated as Secure Income Withdrawals rather than Excess Withdrawals	Included in GLWB Fee
•    Only available during the accumulation period
•    Must be eligible for and enroll in the program for excess RMD amounts to be treated as Secure Income Withdrawals (not Excess Withdrawals)
•    If not enrolled, excess RMD amounts will be treated as Excess Withdrawals, even if you were eligible for the program
•    Must elect scheduled withdrawal payments to enroll
•    Unscheduled withdrawals may be Excess Withdrawals
•    Enrollment not necessary for RMD withdrawals to be treated as withdrawals of the Free Surrender Amount

Segment Lock-Ins
Gives you the option to lock in an Equity Adjustment for an Index-Linked Segment Option prior to the Segment End Date If exercised, you will receive a Segment Credit on the Segment End Date equal to the locked-in Equity Adjustment rather than Segment Credits using the point-to-point crediting methodology for the Index-Linked Segment Option
None
•    We will not provide advice or notify you regarding whether you should exercise Segment Lock-In or the optimal time for doing so (if any)
•    We will not warn you if you exercise Segment Lock-In at a sub-optimal time
•    We will not warn you if you set Lock-In Thresholds for Automatic Segment Lock-In at sub-optimal levels
•    You will not know the locked-in Equity Adjustment in advance; the locked-in Equity Adjustment could be lower than you anticipated
•    We are not responsible for any losses or forgone gains related to your decision whether or not to exercise Segment Lock-In

• Only available during the accumulation period
• Only available for the Index-Linked Segment Options
• Will not participate in Index performance (positive or negative) for the remainder of the Segment Term, including the Segment End Date

• Floor Rate, Buffer Rate, Peak Buffer Midpoint, Cap Rate and Participation Rate, as applicable, will not apply on the Segment End Date
• Locking-in a negative Equity Adjustment will result in loss, no downside protection under buffer or floor will apply, and the loss could be significant
• For multi-year Segment Terms, upon exercise, Segment End Date will always be next Segment Anniversary

•    Cannot be exercised during last two Valuation Days prior to Segment End Date
•    May be exercised once per Segment Term for each Index-Linked Segment Option
•    May only exercise for entire Accumulated Value in an Index-Linked Segment Option
•    Exercise is irrevocable

Death Benefit	Upon death, provides for death benefit payment equal to greater of Accumulated Value or Premium Payment	None
•    Only available during the accumulation period
•    Accumulated Value component reflects any applicable Equity Adjustment and is subject to a Bond Adjustment, which may be negative
•    Premium Payment component subject to reductions for prior Surrenders
•    While GLWB is active, Secure Income Withdrawals reduce Premium Payment dollar-for-dollar, while all other Surrenders result in proportionate reductions
•    If GLWB is terminated, all Surrenders result in proportionate reductions
•    Partial withdrawals and Annuitizations could significantly reduce the benefit, perhaps by more than the amount withdrawn or Annuitized
•    Terminates upon full Annuitization
•    State variations may apply

Critical Need Surrender Charge Waiver Rider	Waiver of Surrender Charges in the event of a critical need	None
•    Automatically included in Contract at issue
•    Only available during the accumulation period
•    Owner or Annuitant must have a “critical need” as defined by the benefit
•    Critical need must not pre-exist the Contract Date
•    Withdrawals under the benefit may be subject to negative Bond Adjustments, negative Equity Adjustments and taxes and tax penalties
•    Withdrawals count against the Free Surrender Amount
•    Withdrawals count against the Secure Income Benefit Payment under the GLWB

Benefits Description [Table Text Block]
14.    SECURE INCOME PROTECTOR (GLWB)
One of the primary benefits provided under the Contract is the Secure Income Protector (GLWB), a guaranteed lifetime withdrawal benefit. The following describes the GLWB’s benefits and limitations. Some rider provisions may vary from state to state and may be subject to additional restrictions. All material state variations have been described in this prospectus.
The Contract is automatically issued with the GLWB, for which there is an ongoing annual fee. You cannot voluntarily terminate the GLWB until your 6th Contract Anniversary without fully Surrendering or Annuitizing the Contract. A full Surrender may be subject to Surrender Charges, negative Bond Adjustments, negative Equity Adjustments and taxes and tax penalties. Annuitizations may be subject to negative Bond Adjustments and Equity Adjustments, and are not available until after the second Contract Year. If you remove the GLWB, you will have paid for the benefit without receiving its financial benefits, if any.
To help you better understand the various features of the GLWB, and to demonstrate how Secure Income Withdrawals and Excess Withdrawals affect the GLWB’s values and benefits, we have provided several detailed examples in APPENDIX D — SECURE INCOME PROTECTOR (GLWB) EXAMPLES.
Rate Sheet Supplement
The Initial Secure Income Percentages and Secure Income Deferral Credit percentages under the GLWB applicable to new Contracts are stated in a supplement to this prospectus (the Rate Sheet Supplement). You should not purchase the Contract without first obtaining the Rate Sheet Supplement that will be in effect on the date that you sign your Contract application.
When delivered in connection with the offer or sale of a new Contract, this prospectus must be accompanied by the current Rate Sheet Supplement. Rate Sheet Supplements are also available at www.principal.com/individuals/invest-retire/annuities. You can also obtain a copy of a Rate Sheet Supplement free of charge by contacting us at our Home Office. We periodically issue new Rate Sheet Supplements that may reflect different Initial Secure Income Percentages and Secure Income Deferral Credit percentages for new Contracts. Each Rate Sheet Supplement will include a start date and end date for the published rates.
The applicable Initial Secure Income Percentage and the Secure Income Deferral Credit percentage in effect on the date that you sign the application will apply to your Contract and cannot be modified except in the following situation. If the Initial Secure Income Percentage or Secure Income Deferral Credit percentage in effect on the date we receive your Premium Payment has increased from that in effect on the date you signed your application, you will receive the Initial Secure Income Percentage and Secure Income Deferral Credit percentage in effect on the date we receive your Premium Payment, provided that neither the Initial Secure Income Percentage nor Secure Income Deferral Credit percentage has decreased.
Historical Initial Secure Income Percentages and Secure Income Deferral Credit percentages under prior Rate Sheet Supplements can be found in APPENDIX E to this prospectus.
Summary of GLWB Features
GLWB Risks
The GLWB is subject to investment risk. You should review the terms of the GLWB carefully and work with your financial professional to decide if the Contract and the GLWB are appropriate for you based on a thorough analysis of your particular needs, financial objectives, investment goals, time horizons and risk tolerance.
See 5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT — Secure Income Protector (GLWB) Risks for a description of the GLWB’s principal risks.
GLWB Fees
The maximum annual charge for the GLWB is 2.00%, as a percentage of the Secure Income Benefit Base. The current charge for the GLWB is 1.50%. The charge is deducted on a quarterly basis.
We reserve the right to increase the GLWB Fee for existing Contracts up to the maximum.
If we increase the GLWB Fee for existing Contracts and you are eligible for a GLWB Step-Up, you will be charged the increased GLWB Fee. You may opt out of the GLWB Fee increase, but doing so will make you ineligible for future GLWB Step-Ups and the feature cannot be added back to the Contract.
You will begin paying GLWB Fees immediately rather than the date that you begin taking Secure Income Withdrawals. You could be paying GLWB Fees for many years before you begin taking Secure Income Withdrawals.
See 7. FEES, CHARGES AND ADJUSTMENTS — GLWB Fees for additional information about GLWB Fees.
Secure Income Withdrawals and Secure Income Benefit Payments
The GLWB guarantees the ability to take Secure Income Withdrawals up to the Secure Income Benefit Payment each Contract Year, subject to conditions. Secure Income Withdrawals will not reduce your future benefit. Secure Income Withdrawals are not subject to Surrender Charges or Bond Adjustments; however, they may be subject to Equity Adjustments and taxes. In addition, if taken prior to a Segment End Date, Secure Income Withdrawals will not be credited with any interest at the end of the Segment Term.
An Equity Adjustment will apply to any Secure Income Withdrawal taken from an Index-Segment Option prior to the Segment End Date. A negative Equity Adjustment will result in loss. The Income Distribution Program, which is an automatic Transfer program available for no additional charge, is designed to help you avoid Equity Adjustments in connection with your Secure Income Withdrawals by automatically Transferring Accumulated Value equal to your Segment Income Benefit Payment from ended Index-
Linked Segment Options to the Fixed Segment Option. See “Income Distribution Program” below for additional information.
Secure Income Withdrawals are available beginning (i) on the Contract Date if the Covered Life (or oldest Covered Life, if applicable) is at least age 59½ or (ii) on the date that the Covered Life (or oldest Covered Life, if applicable) attains age 59½.
We will calculate your Secure Income Benefit Payment at the beginning of each Contract Year. Prior to Secure Income Withdrawals becoming available as described above, the Secure Income Benefit Payment will effectively equal $0. Once Secure Income Withdrawals become available, your Secure Income Benefit Payment will equal your Secure Income Benefit Base multiplied by your Secure Income Percentage. Your Secure Income Benefit Payment remaining for a Contract Year will be reduced by all withdrawals and partial Annuitizations.
While the GLWB remains in effect, if your Accumulated Value is reduced to zero due to a Secure Income Withdrawal, investment performance, or GLWB Fees, we will pay from our own assets the Secure Income Benefit Payment each Contract Year for life pursuant to your elections.
Income Options
At the time you purchase your Contract, you must elect between two income options under the GLWB: Level Income Option and Tiered Income Option.
•    Level Income Option — provides for a level Initial Secure Income Percentage. There is no reduction in your Secure Income Benefit Payment when our lifetime payment obligations are triggered, if ever.
•    Tiered Income Option — provides a different Initial Secure Income Percentage before and after your Contract Accumulated Value is reduced to zero. There is a reduction in your Secure Income Benefit Payment when our lifetime payment obligations are triggered, if ever.
You may change the income option you elect once prior to your first withdrawal.
Level Income Option may be appropriate for you if you are interested in a Secure Income Benefit Payment that will not decrease in dollar amount throughout the life of the GLWB, provided that you do not take any Excess Withdrawals. Compared to Tiered Income Option, it may take longer to reduce your Contract Accumulated Value to zero, and it may be less likely that your Contract Accumulated Value will ever be reduced to zero from Secure Income Withdrawals.
Tiered Income Option may be appropriate for you if (i) you want to take higher Secure Income Withdrawals to increase the likelihood of reducing your Contract Accumulated Value to zero, and (ii) you are comfsortable with receiving a lower Secure Income Benefit Payment once your Contract Accumulated Value is reduced to $0.
Neither Level Income Option nor Tiered Income Option guarantees that your Contract Accumulated Value will ever be reduced to zero from Secure Income Withdrawals, or that we will ever pay a Secure Income Withdrawal from our own assets.
Single Life or Joint Covered Lives
At the time you purchase your Contract, you must elect between “Single Life” and “Joint Life” as the Covered Life option.
•    Under Single Life, if we are responsible for making lifetime payments of the Secure Income Benefit Payment, they will cease upon the death of the Covered Life.
•    Under Joint Life, if we are responsible for making lifetime payments of the Secure Income Benefit Payment, they will not cease until the death of both Covered Lives.
Electing Joint Life will generally result in lower Secure Income Benefit Payments than electing Single Life, as Joint Life has generally lower Initial Secure Income Percentages compared to Single Life.
Single Life may be appropriate for you if you do not qualify for Joint Life coverage, or if a higher Secure Income Benefit Payment is important to you. The ability to take higher Secure Income Withdrawals may increase the likelihood of reducing your Contract Accumulated Value to zero from Secure Income Benefit Payments.
Joint Life may be appropriate for you if you are comfortable with lower Secure Income Benefit Payments in return for coverage for both you and your spouse. Because electing Joint Life will generally result in lower Secure Income Withdrawals compared to Single Life, under Joint Life, it may take longer to reduce your Contract Accumulated Value to zero, and it may be less likely that your Contract Accumulated Value will ever be reduced to zero from Secure Income Withdrawals.
Neither Single Life nor Joint Life guarantees that your Contract Accumulated Value will ever be reduced to zero for a reason other than an Excess Withdrawal, or that we will ever pay Secure Income Withdrawals from our own assets.
Secure Income Deferral Credits
The GLWB’s Secure Income Deferral Credit feature may increase your Secure Income Benefit Payments. After the Contract Date, on each Contract Anniversary the Secure Income Deferral Credit percentage will be added to the Initial Secure Income Percentage for each full Contract Year before you take your first withdrawal. Any Secure Income Deferral Credits you earn will be added to your Initial Secure Income Percentage when calculating your Secure Income Percentage.
The Secure Income Deferral Credit percentage applicable to new Contracts is stated in the Rate Sheet Supplement. The Secure Income Deferral Credit percentage applicable to existing Contracts is stated in APPENDIX E.
Secure Income Percentage
When you take your first withdrawal under the Contract, your Secure Income Percentage is calculated based on the Income Option in effect at that time. Your Secure Income Percentage will equal the sum of (i)    your Initial Secure Income Percentage based on the age of the youngest Covered Life on the Contract Date, plus (ii) your Secure Income Deferral Credits earned prior to taking your first withdrawal (if any).
The Initial Secure Income Percentages applicable to new Contracts are stated in the Rate Sheet Supplement. The Initial Secure Income Percentages applicable to existing Contracts are stated in APPENDIX E.
Once you have taken your first withdrawal, your Secure Income Percentage will not change, except that your Secure Income Percentage will be recalculated under Tiered Income Option (using a lower Initial Secure Income Percentage as specified in the Rate Sheet Supplement) if and when we become responsible for making lifetime payments of the Secure Income Benefit Payment.
Step-Ups
The GLWB has an annual Step-Up feature that can increase your Secure Income Benefit Payments. On each Segment Anniversary, we will increase your Secure Income Benefit Base to your Step-Up Base (i.e., the sum of the Index-Linked Segment Crediting Bases plus the total value of any allocation to the Fixed Segment Option), if the Step-Up Base is greater than your current Secure Income Benefit Base.
Your GLWB is eligible for a Step-Up on each Segment Anniversary that occurs prior to the later of when you attain age 85 or the 12th Segment Anniversary.
Because GLWB Fees are based on your Secure Income Benefit Base, a Step-Up will cause the dollar amount of GLWB Fees that you pay to increase.
If we increase the GLWB Fee for existing Contracts and you are eligible for a GLWB Step-Up, you will be charged the increased GLWB Fee. You may opt out of the GLWB Fee increase, but doing so will make you ineligible for future GLWB Step-Ups and the feature cannot be added back to the Contract.
Excess Withdrawals
The GLWB does not restrict or change your ability to request withdrawals under the Contract. Indeed, the GLWB is designed for individuals who plan to take regular withdrawals. However, you should not purchase the Contract unless you understand the risks of withdrawals, including the risks associated with Excess Withdrawals under the GLWB.
Under the GLWB, an Excess Withdrawal is (i) any withdrawal taken before the availability of Secure Income Withdrawals or (ii) after Secure Income Withdrawals become available, the portion of any withdrawal that exceeds the Secure Income Benefit Payment.
Excess Withdrawals decrease the Secure Income Benefit Base in an amount equal to the greater of the Excess Withdrawal or the proportion that the withdrawal represents of the Contract Accumulated Value immediately prior to the withdrawal. Excess Withdrawals will reduce your future Secure Income Benefit Payments. The reductions can be greater than dollar-for-dollar when the Contract Accumulated Value is less than the Secure Income Benefit Base at the time of the Excess Withdrawal. Any Surrender in excess of the Secure Income Benefit Payment will be treated like an Excess Withdrawal for purposes of calculating the reduction in your future benefit.
Excess Withdrawals may also be subject to Surrender Charges, negative Bond Adjustments, negative Equity Adjustments and taxes and tax penalties.
If an Excess Withdrawal reduces your Secure Income Benefit Base to zero, the GLWB and the Contract will terminate immediately.
If only a portion of a withdrawal is in excess of the Secure Income Benefit Payment, the portion of the withdrawal not in excess of the Secure Income Benefit Payment will be a Secure Income Withdrawal and the portion of the withdrawal in excess of the Secure Income Benefit Payment will be an Excess Withdrawal.
Income Distribution Program
We offer an optional Income Distribution Program that, on each Segment Anniversary, automatically Transfers an amount equal to your Secure Income Benefit Payment for the new Segment Term from your ended Index-Linked Segment Option(s) to the Fixed Segment Option. The Income Distribution Program may benefit you because it will facilitate your ability to take Secure Income Withdrawals from the Fixed Segment Option and therefore avoid taking Secure Income Withdrawals from an Index-Linked Segment Option subject to Equity Adjustments.
Under the Income Distribution Program, on each Segment Anniversary, rather than automatically re-investing you in the ended Index-Linked Segment Option for another Segment Term in the absence of instructions otherwise, we will Transfer the amount of your Secure Income Benefit Payment for the new
Segment Term to the Fixed Segment Option. We will do this by first accounting for any Transfer you have requested to the Fixed Segment Option. Any remaining amount will be Transferred on a pro-rata basis from each ended Index-Linked Segment Option based on the amounts invested in the ended Index-Linked Segment Options. If your ended Index-Linked Segment Options do not have sufficient Accumulated Value to Transfer your full Secure Income Benefit Payment, we will only Transfer the amount available. If you do not have any ended Index-Linked Segment Options, no automatic Transfer to the Fixed Segment Option will occur.
If you participate in the Income Distribution Program, in order to benefit from the program, you must take your Secure Income Withdrawals from the Fixed Segment Option. If you take Secure Income Withdrawals from the Index-Linked Segment Options, you run the risk of Equity Adjustments (in the case of withdrawals from Index-Linked Segment Options) and that any additional amounts withdrawn from the Fixed Segment Option may be an Excess Withdrawal.
Spousal Continuation
The GLWB provides that Secure Income Benefit Payments may be available to an eligible spouse who continues the Contract, if certain conditions are met.
Termination
The GLWB will be immediately terminated upon the earliest of the following to occur:
•    The date we receive Notice to terminate the GLWB on or after the 6th Contract Anniversary.
•    The date you fully Annuitize, fully Surrender or otherwise terminate the Contract.
•    The Secure Income Benefit Base is reduced to zero due to an Excess Withdrawal.
•    The date the Contract Owner is changed (Annuitant is changed if the Owner is not a natural person), except a change in Owner due to a spousal continuation of the rider.
•    The date your surviving spouse elects to continue the Contract without the GLWB (even if prior to the 6th Contract Anniversary).
•    The date you make an impermissible change in a Covered Life.
Any ownership change, change of beneficiary or other change before the Annuitization Date which would cause a change in a Covered Life (a “Change”) will result in termination of the GLWB. An assignment of the Contract or the GLWB shall be deemed a request for a Change and the rider will be terminated as of the date of the assignment. A change of owner from a non-natural person to a natural person or to another non-natural person will not be treated as an ownership change that would terminate the GLWB, provided that the change would not result in a change to a Covered Life or to the application of the RMD provisions.
Additional Explanation of GLWB Features
Secure Income Benefit Payment
The Secure Income Benefit Payment is available to be taken in the form of Secure Income Withdrawals beginning (i) on the Contract Date if the Covered Life (or oldest Covered Life, if applicable) is at least age 59½ or (ii) on the date that the Covered Life (or oldest Covered Life, if applicable) attains age 59½.
The Secure Income Benefit Payment for a Contract Year is determined on the Contract Date or Contract Anniversary beginning that Contract Year, as applicable.
•    Prior to Secure Income Withdrawals becoming available, the Secure Income Benefit Payment will effectively equal $0.
•    After Secure Income Withdrawals become available, the Secure Income Benefit Payment for a given Contract Year will equal your Secure Income Benefit Base multiplied by the applicable Secure Income Percentage. For example, if your Secure Income Benefit Base is $20,000 and your Secure Income Percentage is 5%, your Secure Income Benefit Payment will be $1,000 (i.e., $20,000 x 5% = $1,000).
At the time you purchase the Contract, you must elect for Secure Income Benefit Payments to be on a “Single Life” or “Joint Life” basis. If you elect Single Life, you will be eligible for Secure Income Benefit Payments until the death of the Covered Person. If you elect Joint Life, you will be eligible for Secure Income Benefit Payments until the death of the last to die of the Covered Persons.
•    Single Life — Secure Income Benefit Payments are based on one Covered Life. The Covered Life for Single Life is the:
a.    Owner if there is only one Owner;
b.    Annuitant if the Owner is not a natural person;
c.    Youngest joint Owner if there are joint Owners; or
d.    Youngest Annuitant if there are joint Annuitants and the Owner is not a natural person.
•    Joint Life — Secure Income Benefit Payments are based on two Covered Lives. You may only elect Joint Life if there are two Covered Lives that meet the eligibility requirements. There can be no more than two Covered Lives. The Joint Life election is not available if the Owner is not a natural person. To be eligible for Joint Life, the Covered Lives must be:
a.    The Owner and the Owner’s spouse, provided there is only one Owner and the spouse is named as a primary beneficiary; or
b.    The joint Owners, provided the joint Owners are each other’s spouse.
If you elect Joint Life, and one spouse dies prior to the first withdrawal under the Contract, your election will automatically change to Single Life. You cannot change your election of Single Life or Joint Life under any other circumstances, regardless of any change in life events.
NOTE:     Under the Code, spousal continuation and certain distribution options are available only to “spouses.” In satisfying such requirements, we will treat same-sex couples legally married in their respective states as having the same rights to benefits under federal law as opposite sex couples. All Contract provisions will be interpreted and administered in accordance with the Code and the relevant Internal Revenue Service guidance. For more information, please see your tax advisor.
Determining the Secure Income Benefit Base
The Secure Income Benefit Base is used to calculate the annual Secure Income Benefit Payment. We calculate the Secure Income Benefit Base on the Contract Date and each Contract Anniversary. The Secure Income Benefit Base may increase on the Segment Anniversary if there is a Step-Up.
The initial Secure Income Benefit Base is equal to your Premium Payment.
On each Contract Anniversary, the Secure Income Benefit Base is reset to the result of (a-b), where:
a = prior year Secure Income Benefit Base (or initial Secure Income Benefit Base if first Contract Anniversary);
b = any Excess Withdrawals taken since the previous Contract Anniversary.*
If you satisfy the eligibility requirements for a Step-Up on a Segment Anniversary and the Step-Up Base is greater than the Secure Income Benefit Base, we will increase the Secure Income Benefit Base to the Step-Up Base. We will not reduce your Secure Income Benefit Base at any time unless you take an Excess Withdrawal.
On each Segment Anniversary, you are eligible for a Step-Up of the Secure Income Benefit Base if you satisfy all of the following requirements:
1.    The Segment Anniversary occurs before the later of:
a.    the Segment Anniversary following the date the Covered Life (or oldest Covered Life, if applicable) attains age 85; or
b.    12 years after the Contract Date; and
2.    You have not fully Annuitized the Contract.
On each Segment Anniversary when you satisfy the requirements for a Step-Up, the Secure Income Benefit Base is reset to the Step-Up Base if it is greater than the Secure Income Benefit Base.
For example, assume on a Segment Anniversary your Secure Income Benefit Base is $10,000, the Step-Up Base is $12,000, and you are eligible for a Step-Up. Based on those assumptions, your Secure Income Benefit Base would be reset from $10,000 to $12,000. If instead the Step-Up Base were $8,000, your Secure Income Benefit Base would remain $10,000.
* NOTE:     The reduction for an Excess Withdrawal will be greater than dollar-for-dollar if the Contract Accumulated Value is less than the Secure Income Benefit Base at the time of the Excess Withdrawal.
An Excess Withdrawal is (i) any withdrawal taken before the availability of Secure Income Withdrawals or (ii) after Secure Income Withdrawals become available, the portion of any withdrawal that exceeds the Secure Income Benefit Payment.
If an Excess Withdrawal causes the Secure Income Benefit Base to reduce to $0, the GLWB and the Contract will immediately terminate. Excess Withdrawals may also be subject to Surrender Charges, negative Bond Adjustments, negative Equity Adjustments and taxes and tax penalties.
See Excess Withdrawals later in this section for information about the negative effect of Excess Withdrawals.
Determining the Secure Income Percentage
Your Secure Income Percentage is determined on the date of the first withdrawal from the Contract based on the Income Option in effect at that time. Your Secure Income Percentage is the sum of a + b, where:
a = the Initial Secure Income Percentage; and
b = the sum of the Secure Income Deferral Credits earned through the most recent Contract Anniversary. The Initial Secure Income Percentage applicable to your Contract will depend on:
•    The age of the Covered Life (or youngest Covered Life) on the Contract Date;
•    Whether you have elected Level Income Option or the Tiered Income Option; and
•    Whether you have elected Single Life or Joint Life.
Generally, the Initial Secure Income Percentage will be:
•    Higher for an older Covered Life compared to a younger Covered Life;
•    Lower for Joint Life compared to Single Life;
•    Lower for Level Income Option compared to Tiered Income Option before Accumulated Value is reduced to $0; and
•    Higher for Level Income Option compared to Tiered Income Option after Accumulated Value is reduced to $0.
The Secure Income Deferral Credits applicable to your Contract will depend on how many full Contract Years have passed before taking your first withdrawal.
For example, on the date of your first withdrawal from the Contract, if your Initial Secure Income Percentage is 2.00% and you have a total of 0.50% in Secure Income Deferral Credits, your Secure Income Percentage will equal 2.50%.
The Initial Secure Income Percentages and Secure Income Deferral Credit percentage applicable to new Contracts are stated in the Rate Sheet Supplement. The Initial Secure Income Percentages and Secure Income Deferral Credit percentage applicable to existing Contracts are stated in APPENDIX E.
Effect of Withdrawals
Secure Income Withdrawals are available beginning (i) on the Contract Date if the Covered Life (or oldest Covered Life, if applicable) is at least age 59½ or (ii) on the date that the Covered Life (or oldest Covered Life, if applicable) attains age 59½.
Secure Income Withdrawals will not reduce your Secure Income Benefit Base or your Secure Income Benefit Payment for future Contract Years, and are not subject to Surrender Charges or Bond Adjustments, but may be subject to Equity Adjustments and taxes.
The GLWB does not require you to take an available Secure Income Benefit Payment. If you elect not to take an available Secure Income Benefit Payment, that amount will not be carried forward to the next Contract Year.
Once you take a withdrawal under the Contract, you will no longer be eligible for additional Secure Income Deferral Credits beyond those you already earned (if any).
Upon taking your first withdrawal from the Contract, your Secure Income Percentage will be calculated. Your Secure Income Percentage will not change, except that your Secure Income Percentage will be recalculated under Tiered Income Option when and if we become responsible for making lifetime payments of the Secure Income Benefit Payment.
Each Secure Income Withdrawal decreases the Secure Income Benefit Payment remaining for that Contract Year on a dollar-for-dollar basis. Once you are eligible to begin taking Secure Income Withdrawals, a Secure Income Withdrawal may include a full withdrawal, partial withdrawal, withdrawal of the Free Surrender Amount, RMD withdrawal, scheduled withdrawal or unscheduled withdrawal. A partial Annuitization, while not a withdrawal, will also count against your Secure Income Benefit Payment.
Each time you take a withdrawal, it is reflected immediately in your Contract Accumulated Value.
Excess Withdrawals may significantly reduce or even terminate the GLWB. Excess Withdrawals may be subject to Surrender Charges, Bond Adjustments, Equity Adjustments and taxes and tax penalties. If you take Excess Withdrawals, the Secure Income Benefit Base will be reduced on the next Contract Anniversary (unless you take an Excess Withdrawal that is a full withdrawal of your Accumulated Value, in which case the GLWB and the Contract will terminate immediately). See Excess Withdrawals below for information about the negative impact of Excess Withdrawals.
Excess Withdrawals
An Excess Withdrawal is (i) any withdrawal taken before Secure Income Withdrawals are available and (ii)    after Secure Income Withdrawals become available, the portion of any withdrawal that exceeds the Secure Income Benefit Payment. An Excess Withdrawal may be a full withdrawal, partial withdrawal, scheduled withdrawal or unscheduled withdrawal. A partial Annuitization will be treated like an Excess Withdrawal for purposes of calculating the reduction in your benefit to the extent that the amount Annuitized would have been an Excess Withdrawal if withdrawn rather than Annuitized.
Excess Withdrawals decrease the Secure Income Benefit Base, which will reduce future Secure Income Benefit Payments. The reductions can be greater than dollar-for-dollar when the Contract Accumulated Value is less than the Secure Income Benefit Base at the time of the Excess Withdrawal. If an Excess Withdrawal reduces your Secure Income Benefit Base to $0, the GLWB and the Contract will terminate immediately. Excess Withdrawals may also be subject to Surrender Charges, Bond Adjustments, Equity Adjustments and taxes and tax penalties.
NOTE: Under 72(t) of the Code, a customer can receive substantially equal payments without an IRS tax penalty, even if under age 59½. If you receive 72(t) distributions and are not yet eligible to take Secure Income Withdrawals, these 72(t) distributions will be treated as Excess Withdrawals.
If you choose to take an Excess Withdrawal, the equation below shows how to calculate the Excess Withdrawal adjustment to the Secure Income Benefit Base. Excess Withdrawals will reduce the Secure Income Benefit Base in an amount equal to the greater of 1 or 2, where:
1= the Excess Withdrawal; and
2 = the result of (a divided by b) multiplied by c, where:
a = the Excess Withdrawal amount;
b = the Contract Accumulated Value after the Secure Income Withdrawal amount (if any) is deducted, but prior to deducting the amount of the Excess Withdrawal; and
c = the Secure Income Benefit Base prior to the reduction for the Excess Withdrawal.
The following example reflects how an Excess Withdrawal can reduce your Secure Income Benefit Base by more than the amount withdrawn. Assume that you take a $10,000 withdrawal and immediately prior to the withdrawal: (i) your Accumulated Value is $50,000 (which would reflect any applicable Equity Adjustment); (ii) the Secure Income Benefit Base is $60,000; and (iii) the remaining Secure Income Benefit Payment for the Contract Year is $6,000. Based on these assumptions the following would occur:
•    Your Accumulated Value would be reduced to $40,000 (i.e., $50,000 – $10,000 = 40,000).
•    The first $6,000 withdrawn would be a Secure Income Withdrawal, which would not be subject to Surrender Charges or a Bond Adjustment, but may be subject to taxes.
•    The remaining $4,000 withdrawn would be an Excess Withdrawal, which could be subject to Surrender Charges, a Bond Adjustment, taxes and tax penalties.
•    The Secure Income Benefit Base would be reduced to $54,545, representing a reduction of $5,455. Using the formula above, the reduction to the Secure Income Benefit Base of $5,455 is calculated as the greater of 1 or 2 as follows:
1 = $4,000, which the amount of the Excess Withdrawal
2 = $5,455, which is the result of (a divided by b) multiplied by c, where:
a = $4,000, which is the amount of the Excess Withdrawal;
b = $44,000, which is the Contract Accumulated Value after deducting the Secure Income Withdrawal, but prior to deducting the Excess Withdrawal; and
c = $60,000, which is the Secure Income Benefit Base immediately prior to the reduction for the Excess Withdrawal
The following example reflects how an Excess Withdrawal can reduce your Secure Income Benefit Base to $0 and terminate the GLWB and the Contract. Assume that you take a $10,000 withdrawal and immediately prior to the withdrawal: (i) your Accumulated Value is $10,000 (which would reflect any applicable Equity Adjustment); (ii) the Secure Income Benefit Base is $2,000; and (iii) the remaining Secure Income Benefit Payment for the Contract Year is $0. Based on these assumptions the following would occur:
•    Your Accumulated Value would be reduced to $0 (i.e., $10,000 – $10,000 = $0).
•    The entire $10,000 withdrawn would be an Excess Withdrawal, which could be subject to Surrender Charges, a Bond Adjustment, taxes and tax penalties.
•    The Secure Income Benefit Base would be reduced to $0, representing a reduction of $2,000. Using the formula above, the reduction to the Secure Income Benefit Base of $2,000 is calculated as the greater of 1 or 2 as follows (subject to the fact that the Secure Income Benefit Base cannot be reduced below $0):
1 = $10,000, which the amount of the Excess Withdrawal
2 = $2,000 which is the result of (a divided by b) multiplied by c, where:
a = $10,000, which is the amount of the Excess Withdrawal;
b = $10,000, which is the Contract Accumulated Value after deducting the Secure Income Withdrawal (there is no Secure Income Withdrawal in this example), but prior to deducting the Excess Withdrawal; and
c = $2,000, which is the Secure Income Benefit Base immediately prior to the reduction for the Excess Withdrawal
Because the Secure Income Benefit Base prior to the Excess Withdrawal equaled $2,000, and the Secure Income Benefit Base cannot be reduced below $0, the Secure Income Benefit Base was reduced by $2,000, not $10,000.
•    Because the Secure Income Benefit Base has been reduced to zero, the GLWB will immediately terminate. The Contract will also terminate immediately because the Contract Accumulated Value has been reduced to zero.
Required Minimum Distribution (RMD) Program for Secure Income Protector (GLWB)
Tax-qualified contracts are subject to federal tax rules requiring that RMD be taken on a calendar year basis (i.e., compared to a Contract Year basis), usually beginning after age 73.
If you are eligible for and enroll in our RMD Program, as discussed below, a withdrawal taken to satisfy RMD for the Contract (an “RMD amount”) that exceeds a Secure Income Benefit Payment for that Contract Year will not be deemed an Excess Withdrawal. If you are eligible for and do not enroll in our RMD Program, as discussed below, a withdrawal taken to satisfy RMD for the Contract that exceeds a Secure Income Benefit Payment for that Contract Year will be deemed an Excess Withdrawal.
Eligibility in the RMD Program is determined by satisfaction of the following requirements:
•    The amount required to be distributed each calendar year for purposes of satisfying the RMD rules of the Internal Revenue Code is based only on this Contract (the RMD amount); and
•    You have elected scheduled withdrawal payments.
NOTE:     Although enrollment in the RMD Program does not prevent you from taking an unscheduled withdrawal, an unscheduled withdrawal will cause you to lose the RMD Program protections for the remainder of the Contract Year. This means that any withdrawals (scheduled or unscheduled) during the remainder of the Contract Year that exceed applicable Secure Income Benefit Payment will be treated as Excess Withdrawals, even if the purpose is to take the RMD amount. You will automatically be re-enrolled in the RMD Program on your next Contract Anniversary.
We reserve the right to modify or eliminate the RMD Program; for example, if there is a change to the Internal Revenue Code or Internal Revenue Service rules or interpretations relating to RMD, including the issuance of relevant IRS guidance. We will send you at least 30 days advance notice of any change in or elimination of the RMD Program. Any modifications or elimination of the RMD Program will take effect after notice. If we exercise our right to modify or eliminate the RMD Program, then any scheduled or unscheduled withdrawal in excess of a Secure Income Benefit Payment after the effective date of the program’s modification or elimination will be deemed an Excess Withdrawal.
Enrollment in the RMD Program is not necessary for RMD withdrawals to be treated as withdrawals of the Free Surrender Amount not subject to Surrender Charges or Bond Adjustments, as described in 7. FEES, CHARGES AND ADJUSTMENTS.
You may obtain more information regarding our RMD Program by contacting your financial professional or by calling us at 1-800-852-4450.
Effect of the Contract Accumulated Value Reaching Zero
We will send you prior written notice whenever reasonably feasible if your Contract Accumulated Value is approaching $0.
In the event that the Contract Accumulated Value reduces to $0, we will continue to pay the Secure Income Benefit Payments pursuant to your elections, provided that your Secure Income Benefit Base is greater than zero. In other words, if your Contract Accumulated Value is reduced to $0 for any reason other than an Excess Withdrawal, our lifetime payment obligations under the GLWB will be triggered.
For example, for a Level Income Option, assume that you take a $10,000 withdrawal and immediately prior to the withdrawal: (i) your Accumulated Value is $10,000 (which would reflect any applicable Equity Adjustment); (ii) the Secure Income Benefit Base is $100,000; and (iii) the Secure Income Benefit Payment for the Contract Year was $10,000; and (iv) the remaining Secure Income Benefit Payment for the Contract Year is $10,000. Based on these assumptions the following would occur:
•    Your Accumulated Value would be reduced to $0 (i.e., $10,000 – $10,000 = $0).
•    The entire $10,000 withdrawn would be a Secure Income Withdrawal, which could be subject to an Equity Adjustment and taxes.
•    The Secure Income Benefit Base would not be reduced because the entire withdrawal is a Secure Income Withdrawal.
•    Because the Accumulated Value was reduced to $0 for a reason other than an Excess Withdrawal, beginning in the next Contract Year, we will begin paying the $10,000 Secure Income Benefit Payment annually until the death of the applicable Covered Life.
As another example, using the same assumptions but for a Tiered Income Option GLWB, the following would occur:
•    Your Accumulated Value would be reduced to $0 (i.e., $10,000 – $10,000 = $0).
•    The entire $10,000 withdrawn would be a Secure Income Withdrawal, which could be subject to an Equity Adjustment and taxes.
•    The Secure Income Benefit Base would not be reduced because the entire withdrawal is a Secure Income Withdrawal.
•    Because the Accumulated Value was reduced to $0 for a reason other than an Excess Withdrawal, beginning in the next Contract Year, we will pay the Secure Income Benefit Payment annually.
•    However, due to the Tiered Income Option election, the Secure Income Benefit Payment will be recalculated. Assuming that the applicable Initial Secure Income Percentage plus earned Secure Income Deferral Credits is 5.00%, the annual Secure Income Benefit Payment will equal $5,000 (i.e., $100,000 x 5% = $5,000), not $10,000.
NOTE: In the event that the Contract Accumulated Value reduces to $0 for a reason other than an Excess Withdrawal, Secure Income Benefit Payments will continue as discussed above, but all other rights and benefits from the accumulation period will terminate (including the death benefit).
Effect of Annuitization
On the latest Annuitization Date, if your Contract reaches that date, the accumulation period must end and the GLWB (and the death benefit) will terminate. Likewise, prior to the latest Annuitization Date, if you fully Annuitize the Contract, the accumulation period will end and the GLWB (and the death benefit) will terminate. Generally, you should not elect to fully Annuitize the Contract unless the annual amount of your annuity payments would be greater than your annual Secure Income Benefit Payment under the GLWB. In this regard, if your Secure Income Benefit Base is greater than your Contract Accumulated Value, the income stream provided by your GLWB is likely more valuable than an income stream under an annuity benefit payment option. Before Annuitizing or selecting a payment option, you should consult with a financial professional and contact us toll-free at 1-800-852-4450 for a comparison of the different payout options based on your Contract. You should also understand that, in electing to fully Annuitize, you would be terminating the GLWB as well as the death benefit.
If the Contract reaches the latest Annuitization Date, the GLWB will terminate, but you may choose to continue the income stream provided by the GLWB by electing to receive fixed payments equal to your Secure Income Benefit Payment each Contract Year until the death of the last Covered Life. If you make this election, you will forfeit your remaining Contract Accumulated Value, and we will make the payments from our own assets.
Note: If your GLWB has Tiered Income Option, and you elect to receive fixed payments equal to your Secure Income Benefit Payment each Contract Year until the death of the last Covered Life as described above, we will calculate the number of payments you will receive based on the Tier 1 Secure Income Percentage by taking your Accumulated Value divided by the Secure Income Benefit Payment at the scheduled payment frequency. After you have received that number of payments, your payment will decrease to be based on the Tier 2 Secure Income Percentage multiplied by the Secure Income Benefit Base. Payments will still only continue until the date of death of the last Covered Life.
Alternatively, you may choose to apply your entire Contract Accumulated Value to an annuity benefit payment option that we make available, such as Life Income, Life Income with Period Certain, Joint and Survivor, and Joint and Survivor with Period Certain. If you select one of these options, your entire Contract Accumulated Value will be applied to the selected option and we will make the payments from our own assets. However, you should understand that you would be forfeiting the income stream provided by the GLWB (for which you paid GLWB Fees, potentially over many years), and that the income stream provided by one of these options will generally differ in amount and/or duration compared to the income stream provided by the GLWB.
If we have not received your selection as of the latest Annuitization Date, you will receive the following option that results in the higher annual payment amount: (a) fixed payments equal to your Secure Income Benefit Payment each Contract Year until the death of the last Covered Life or (b) Life Income with payments guaranteed for a period of 10 years (for Contracts with one Annuitant) or Joint and Full Survivor Income with payments guaranteed for a period of 10 years (for Contracts with two Annuitants). We will send you written notice at least 30 days prior to the latest Annuitization Date and ask you to select a payment option.
The Contract is generally designed for an Owner to remain in the accumulation phase and keep the GLWB in force, while taking Secure Income Withdrawals and avoiding Excess Withdrawals, in order to maximize the likelihood that the Contract Accumulated Value will be reduced to zero for a reason other than an Excess Withdrawal, thereby triggering our lifetime payment obligations under the GLWB. Nonetheless, it is possible that the income stream provided by an annuity benefit payment option (e.g., payments for a period certain) may be more appropriate for you based on your personal circumstances and financial goals. As such, before Annuitizing or selecting a payment option, you should consult with a financial professional and contact us toll-free at 1-800-852-4450 for a comparison of the different payout options based on your Contract.
Effect of Divorce
The following table illustrates divorce situations and the resulting outcomes.

If…	And…	Then…
You are the sole Owner of the contract	You direct us to take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse
Any portion of such withdrawal that exceeds the available Secure Income Benefit Payment will be deemed an Excess Withdrawal.
You will retain all rights and benefits of the rider.
Note: If the Excess Withdrawal causes the Secure Income Benefit Base to go to zero, the GLWB and the Contract will terminate immediately.

If…	And…	Then…
You are the sole Owner of the contract	You direct us to change ownership of the Contract to your former spouse to satisfy a court order	The GLWB will terminate. Your former spouse will become the new Owner of the Contract and will retain all rights and benefits of the Contract.

Contract is jointly owned	You direct us to take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse
The spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the GLWB while the former spouse will no longer have any such rights or be entitled to any benefits under the GLWB.
Note: If the withdrawal is an Excess Withdrawal and causes the Secure Income Benefit Base to go to zero, the GLWB and the Contract will terminate immediately.
If Joint Life has been elected, the Joint Life election will not be changed and your Secure Income Percentage will not be adjusted.

Contract is jointly owned	You direct us to remove one of the joint Owners to satisfy a court order
The spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the GLWB while the former spouse will no longer have any such rights or be entitled to any benefits under the GLWB.
If Joint Life has been elected, the Joint Life election will not be changed and your Secure Income Percentage will not be adjusted.

Spousal Continuation of the GLWB
The GLWB provides that the Secure Income Benefit Payment may be available in certain situations to an eligible spouse who continues the Contract with the GLWB. If you die while the GLWB is in effect and if your surviving spouse elects to continue the Contract in accordance with its terms, the surviving spouse may also elect to continue the GLWB if:
1.    The Contract Accumulated Value is greater than zero;
2.    There has not been a previous spousal continuation of the Contract and the GLWB; and
3.    Your spouse is either: (a) your primary beneficiary, if you were the sole Owner; or (b) the surviving joint Owner, if there were joint Owners.
If your spouse elects to continue the Contract without the GLWB, the GLWB and all rights, benefits and charges under the GLWB will terminate.
NOTE: Although spousal continuation may be available under federal tax laws for a subsequent spouse, the GLWB may be continued one time only.
The following tables illustrate the various changes and the resulting outcomes associated with continuation of the GLWB by an eligible surviving spouse.

If you die and…	And…	Then if your spouse continues this Contract…
No withdrawals have been taken since the Contract Date	Your spouse meets the minimum Contract issue age requirement
Your spouse may continue the GLWB and take withdrawals until the earlier of your spouse’s death or the Secure Income Benefit Base reduces to zero.
Secure Income Benefit Payments will automatically be calculated as “Single Life” and your spouse will be the sole Covered Life. Your spouse may not add a new Covered Life or elect “Joint Life”.
The Initial Secure Income Percentage and Secure Income Deferral Credit percentage will be based on your spouse’s age on the Contract Date.
All other provisions of the GLWB will continue as in effect on the date of your death.

No withdrawals have been taken since the Contract Date	Your spouse does not meet the Contract minimum issue age requirement	The GLWB terminates upon your death. All other provisions of this Contract will continue as in effect on the date of your death.

If you die and…	And…	And…	Then if your spouse continues this Contract…
Withdrawals have been taken since the Contract Date	You have elected “Single Life” Secure Income Benefit Payments	N/A	The GLWB terminates upon the death of the first Covered Life to die. All other provisions of this Contract will continue as in effect on the date of your death.
Withdrawals have been taken since the Contract Date	You have elected “Joint Life” Secure Income Benefit Payments	Your spouse is the surviving Covered Life
Your spouse may continue the GLWB and take Secure Income Benefit Payments until the earlier of your spouse’s death or the Secure Income Benefit Base reduces to zero.
Secure Income Benefit Payments will continue to be calculated as “Joint Life”.

The Secure Income Percentage will remain locked in at the “Joint Life” percentage applicable on the date of your first withdrawal and will not be reset to reflect your death.
All other provisions of the GLWB will continue as in effect on the date of your death.
Withdrawals have been taken since the Contract Date	You have elected “Joint Life” Secure Income Benefit Payments	There is no surviving Covered Life	The GLWB terminates upon your death. All other provisions of this Contract will continue as in effect on the date of your death.
15.    DEATH BENEFIT
General Death Benefit Provisions
If the Owner or any Joint Owner dies prior to the Annuitization Date, we will pay the death benefit upon our receipt of required documents and Notice, in Good Order, including due proof of death. Proof of death includes a copy of a death certificate, a certified copy of a court order, a written statement by a medical doctor, or other proof satisfactory to us.
The Accumulated Value will remain invested in the Segment Options, as applicable, until the Valuation Day on which we receive the required documents in Good Order. If more than one beneficiary is named, each beneficiary’s portion of the death benefit will remain invested in the Segment Options until the Valuation Day on which we receive the required documents for that beneficiary. The death benefit is subject to the Segment Interim Value (which will include an Equity Adjustment) and a Bond Adjustment, which factors in market performance.
See 5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT — Segment Interim Value and 7. FEES, CHARGES AND ADJUSTMENTS — Bond Adjustment.
At the end of the Valuation Day on which we receive the required documents and Notice, in Good Order, including due proof of death, we will calculate the death benefit payable. See Death Benefit Calculation and Death Benefit Examples later in this section. We will generally pay the death benefit within seven days thereafter, subject to circumstances where payment may be delayed. See 19. ADDITIONAL INFORMATION ABOUT THE CONTRACT — Delay of Payments and Other Transactions.
The death benefit will be held in our general account pending payment, and we will pay interest (as required by state law) on the death benefit from the date we received all required documents in Good Order until payment is made.
If the Owner or any Joint Owner dies prior to the Annuitization Date, the death benefit may be distributed in a lump sum or within five years of the date of death or distributed over a time period not extending beyond the life expectancy of the beneficiary as provided for in Internal Revenue Code (“IRC”) section 72(s), as may be amended from time to time. If payments are made over the life expectancy of the beneficiary, they must begin not later than one year after the date of death of the Owner or Joint Owner.
If the Owner or Joint Owner dies on or after the Annuitization Date and before the entire interest in this Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as required under applicable federal tax laws, including, particularly, IRC section 72(s), as may be amended from time to time. This approach will apply to the Annuity Benefit Options other than the Life Income and Joint and Survivor options.
Notwithstanding any provision to the contrary in this Contract, any payment of death benefits must comply with all applicable laws, including IRC section 72(s), as may be amended from time to time.
Partial withdrawals and Annuitizations may significantly reduce any future death benefit. The reduction to the death benefit for a partial withdrawal or Annuitization may be greater than the dollar amount withdrawn or Annuitized. Death benefit proceeds may also be reduced as a result of any applicable Bond Adjustments and Equity Adjustments.
Death of Owner(s)
The following provisions apply upon an Owner’s death if a Contract is not jointly owned:
1.    If the surviving spouse is the only primary beneficiary, the surviving spouse may elect to become the Owner and continue the Contract (with or without the GLWB, if in effect and if the surviving spouse is eligible) or elect to receive the death benefit.
2.    If the primary beneficiary is not the surviving spouse, the primary beneficiary will receive the death benefit.
The following provisions apply upon the death of the first Joint Owner to die when a Contract is jointly owned:
1.    The surviving Joint Owner will be treated as the primary beneficiary. Any other beneficiary designation on record will be treated as contingent beneficiary.
2.    If the surviving Joint Owner is the spouse of the deceased Joint Owner, the surviving spouse may elect to become the Owner and continue the Contract (with or without the GLWB, if in effect and if the surviving spouse is eligible) or elect to receive the death benefit.
Death of Annuitant(s)
If an Annuitant who is not an Owner dies while this Contract is in force, a new Annuitant may be named unless the Owner is a corporation, trust, or other entity.
If the Owner is a corporation, trust or other entity, the death benefit will be payable upon the death of the Annuitant, or, in the case of Joint Annuitants, upon the death of the first Joint Annuitant to die.
Death Benefit Calculation
The death benefit is equal to the greater of 1 or 2 where:
1.    Is the Accumulated Value (including any applicable Equity Adjustment(s)), subject to the Bond Adjustment, on the date we receive the proof of death and all required documents in Good Order; and
2.    Is the Premium Payment, subject to reductions for partial Surrenders.
Please note:
•    Any death benefit, as described above, may be subject to Equity Adjustments and will be subject to a Bond Adjustment, all of which may be negative. Any applicable Equity Adjustment will already be included in the Accumulated Value. The Bond Adjustment will be applied to the Accumulated Value when calculating the death benefit. Negative Equity Adjustments and/or Bond Adjustments may significantly reduce the death benefit.
•    Partial withdrawals and Annuitizations may significantly reduce the death benefit, perhaps by more than the amount withdrawn or Annuitized.
Effect of Partial Surrenders on Premium Payment while GLWB is active
While the GLWB is active, prior to the date we receive the proof of death and all required documents in Good Order, the Premium Payment for purposes of the death benefit calculation will be reduced upon partial withdrawal or partial Annuitization as follows:
(i)    a dollar-for-dollar reduction to the Premium Payment for each Secure Income Withdrawal, and
(ii)    a proportional reduction to the Premium Payment for each Excess Withdrawal (and any applicable Surrender Charges and GLWB Fees) and each partial Annuitization.
The proportional reduction in (ii) above will reduce the death benefit in the same proportion that the Accumulated Value was reduced on the date of the Excess Withdrawal or partial Annuitization. The proportional reduction is equal to (1 divided by 2) multiplied by 3, where:
1.    Is the amount of the Excess Withdrawal (and any applicable Surrender Charges and GLWB Fees) or the amount of the partial Annuitization;
2.    Is the Accumulated Value immediately prior to the Excess Withdrawal or partial Annuitization; and
3.    Is the Premium Payment as reduced for all prior partial withdrawals and partial Annuitizations immediately prior to the current Excess Withdrawal or partial Annuitization.
If a proportional reduction applies, and the Accumulated Value is less than the Premium Payment (immediately prior to the partial withdrawal or partial Annuitization), the proportionate reduction to the Premium Payment as described above will be greater than the amount withdrawn or Annuitized.
Effect of Partial Surrenders on Premium Payment if the GLWB is terminated
If the GLWB is terminated, prior to the date we receive the proof of death and all required documents in Good Order, there is a proportional reduction to the Premium Payment for each partial withdrawal (and any applicable Surrender Charge and GLWB Fees) and each partial Annuitization.
The proportional reduction will reduce the death benefit in the same proportion that the Accumulated Value was reduced on the date of the partial withdrawal or partial Annuitization. The proportional reduction is equal to (1 divided by 2) multiplied by 3, where:
1.    Is the amount of the partial withdrawal (and any applicable Surrender Charges and GLWB Fees) or the amount of the partial Annuitization;
2.    Is the Accumulated Value immediately prior to the partial withdrawal or partial Annuitization; and
3.    Is the Premium Payment as reduced for all prior partial withdrawals and partial Annuitizations immediately prior to the current partial withdrawal or partial Annuitization.
If the Accumulated Value is less than the Premium Payment (immediately prior to the partial withdrawal or partial Annuitization), the proportionate reduction to the Premium Payment as described above will be greater than the amount withdrawn or Annuitized.
Fixed Segment Option
The amount allocated to the Fixed Segment Option is subject to the Standard Nonforfeiture Law for Individual Deferred Annuities. For additional information on the nonforfeiture amount, see 9. FIXED SEGMENT OPTION MECHANICS.
Spousal and Beneficiary Death Benefit / Secure Income Benefit Payment Scenarios
The tables below summarize the various situations upon death.
The following two tables illustrate the various situations and the resulting death benefit payment if (a)    the GLWB is not in effect or (b) if the GLWB is in effect but our lifetime payment guarantees have not yet been triggered.

If you die and…	And…	Then…
You are the sole Owner	Your spouse is not named as a primary beneficiary	The primary beneficiary will receive the death benefit All other rights and benefits under the rider and Contract will terminate.
You are the sole Owner	Your spouse is named as a primary beneficiary
Your spouse may continue the Contract with or without the GLWB or receive the death benefit.
All other primary beneficiaries will receive the death benefit.
Unless your spouse elects to continue the Contract with the GLWB, only your spouse’s and any other beneficiary’s(ies’) rights to the selected payments will continue; all other rights and benefits under the GLWB and Contract will terminate.

If you die and…	And…	Then…
You are a joint Owner	The surviving joint Owner is not your spouse	Your surviving Owner will receive the death benefit. All other rights and benefits under the Contract will terminate.
You are a joint Owner	The surviving joint Owner is your spouse
Your spouse may continue the Contract with or without the GLWB or receive the death benefit.
Unless your surviving spouse Owner elects to continue the Contract with the GLWB, upon your death, only your spouse’s right to the selected payments will continue; all other rights and benefits under the GLWB and the Contract will terminate.

If…	And…	Then…
If the Annuitant dies	The Owner is not a natural person
The beneficiary(ies) receive the death benefit.
If a beneficiary dies before the Annuitant, on the Annuitant’s death we will make equal payments to the surviving beneficiaries unless the Owner provided us with other written instructions. If no beneficiary(ies) survive the Annuitant, the death benefit is paid to the Owner.
Upon the Annuitant’s death, only the beneficiary(ies) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

The following table illustrates the various situations if death occurs while the GLWB is in effect and our lifetime payment guarantees have been triggered.

If you die and…	And…	Then…
You are the sole Owner	You elected the “Single Life” Secure Income Benefit Payments	All payments stop and all rights and benefits under the Contract terminate.
You are the sole Owner	You elected the “Joint Life” Secure Income Benefit Payments
We will continue payments to the surviving Covered Life according to the schedule established when you made your election until the date of the surviving Covered Life’s death.
Upon the surviving Covered Life’s death, all payments stop and all rights and benefits under the Contract terminate.

If you die and…	And…	Then…
You are a joint Owner	You elected the “Single Life” Secure Income Benefit Payments	All payments stop and all rights and benefits under the Contract terminate.
You are a joint Owner	You elected the “Joint Life” Secure Income Benefit Payments
We will continue payments to the surviving Covered Life according to the schedule established when you made your election until the date of the surviving Covered Life’s death.
Upon the surviving Covered Life’s death, all payments stop and all rights and benefits under the Contract terminate.

Death Benefit Examples
Assumptions for the following examples:
•    The Accumulated Value accounts for the Segment Interim Value calculations.
•    The Accumulated Value is the sum of the Segment Interim Values for all Segment Options. These examples could be allocated to one or many Segment Options, and the examples would be the same.
A death benefit based on Segment Interim Value could result in significant loss due to the application of a negative Equity Adjustment. A death benefit that becomes payable before the Segment End Date for an Index-Linked Segment Option will be based on the Segment Interim Value for that Segment Option. The Segment Interim Value will be calculated by applying an Equity Adjustment to the Crediting Base. If the Equity Adjustment is negative, the Segment Interim Value will reflect investment loss, which could be significant. For example, assume that you initially allocate $10,000 to an Index-Linked Segment Option and that the death benefit becomes payable before the end of the Segment Term. In such case, the death benefit could be lower than, perhaps significantly lower than, $10,000. In extreme circumstances, a negative Equity Adjustment could result in a 100% loss of the death benefit amount.
•    GLWB Fees taken prior to the date of the example are accounted for in the Accumulated Value already.
•    There have been no prior Surrenders.
Death Benefit Example 1
This example is intended to demonstrate that when the Accumulated Value is greater than the Premium Payment, the Bond Adjustment could reduce the Accumulated Value portion of the death benefit calculation to lower than the Premium Payment.
Contract Date = August 31
Premium Payment = $100,000
On November 3 of the same calendar year, assume the Accumulated Value is $101,000 and the Bond Adjustment is -$3,000.
The death benefit on November 3 is the greater of 1 or 2 below:
1.     $98,000 = $101,000 – $3,000
2.     $100,000 = Premium Payment
The death benefit on November 3 is $100,000.
Death Benefit Example 2
This example is intended to demonstrate that when the Accumulated Value is less than the Premium Payment, the Bond Adjustment could increase the Accumulated Value portion of the death benefit calculation to greater than the Premium Payment.
Contract Date = August 31
Premium Payment = $100,000
On November 3 of the same calendar year, assume the Accumulated Value is $99,000 and the Bond Adjustment is $2,000.
The death benefit on November 3 is the greater of 1 or 2 below:
1.     $101,000 = $99,000 + $2,000
2.     $100,000 = Premium Payment
The death benefit on November 3 is $101,000.
Death Benefit Example 3 (while GLWB is active)
This example is intended to demonstrate how a Secure Income Withdrawal impacts the Premium Payment portion of the death benefit calculation. A Secure Income Withdrawal will reduce the premium portion of the death benefit by the same dollar amount that the Accumulated Value was reduced on the date of the Secure Income Withdrawal.
Contract Date = August 31
Premium Payment = $100,000
On November 3 of the same calendar year, assume the Accumulated Value is $90,000 and a Secure Income Withdrawal of $5,000. The Secure Income Withdrawal will not be subject to a Bond Adjustment. However, the Accumulate Value component of the death benefit, after the deduction of the Secure Income Withdrawal, would be subject to a Bond Adjustment, which could be negative. Assume that the Bond Adjustment applied to the Accumulate Value component of the death benefit is -$3,000.
The death benefit on November 3 is the greater of 1 or 2 below:
1.     $82,000 = ($90,000 – $5,000) – $3,000
2.     $95,000 = Premium Payment ($100,000) – Secure Income Withdrawal ($5,000) The death benefit on November 3 is $95,000.
Death Benefit Example 4 (while GLWB is active)
This example is intended to demonstrate how a partial withdrawal that is part Secure Income Withdrawal and part Excess Withdrawal impacts the Premium Payment portion of the death benefit calculation.
•    A Secure Income Withdrawal will reduce the premium portion of the death benefit by the same dollar amount that the Accumulated Value was reduced by the Secure Income Withdrawal.
•    An Excess Withdrawal will result in a proportionate reduction to the premium portion of the death benefit, reducing that portion of the death benefit in the same proportion that the Accumulated Value (after deducting the Secure Income Withdrawal) was reduced by the Excess Withdrawal.
Contract Date = August 31
Premium Payment = $100,000
On November 3 of the same calendar year, assume the Accumulated Value is $90,000, a Secure Income Withdrawal of $2,000, and an Excess Withdrawal of $3,000. The Secure Income Withdrawal will not be subject to a Bond Adjustment. The Excess Withdrawal will be subject to a Bond Adjustment, which could be negative (the adjustment to the Excess Withdrawal amount for the Bond Adjustment will impact the withdrawal proceeds, not the death benefit amount). In addition, the Accumulated Value component of the death benefit, after the deduction of the Secure Income Withdrawal and the Excess Withdrawal, would be subject to a Bond Adjustment, which could be negative. Assume the Bond Adjustment applied to the Accumulated Value component of the death benefit is -$1,000.
The death benefit on November 3 is the greater of 1 or 2 below:
1.     $84,000 = ($90,000 – $2,000 – $3,000) – $1,000
2.     $94,659, calculated as follows:
•    First, reduce the Premium Payment ($100,000) by the Secure Income Withdrawal ($2,000) to $98,000.
•    Second, proportionately reduce the Premium Payment ($98,000) for the Excess Withdrawal ($3,000). The amount of the proportional reduction ($3,341) is the Excess Withdrawal ($3,000) divided by the Accumulated Value immediately after the Secure Income Withdrawal and immediately prior to the Excess Withdrawal ($88,000) multiplied by the Premium Payment ($98,000).
The death benefit on November 3 is $94,659.
Death Benefit Example 5 (while GLWB is active)
This example is intended to demonstrate how a partial withdrawal that is entirely an Excess Withdrawal impacts the Premium Payment portion of the death benefit calculation. A proportional reduction for an Excess Withdrawal will reduce the premium portion of the death benefit in the same proportion that the Accumulated Value was reduced on the date of the Excess Withdrawal.
Contract Date = August 31
Premium Payment = $100,000
On November 3 of the same calendar year, assume the Accumulated Value is $90,000 and the Bond Adjustment is -$4,000 and an Excess Withdrawal of $5,000. The Excess Withdrawal would be subject to a Bond Adjustment, which could be negative (a negative Bond Adjustment would reduce the withdrawal proceeds, not the death benefit amount). In addition, the Accumulated Value component of the death benefit, after the deduction of the Excess Withdrawal, would be subject to a Bond Adjustment, which could be negative. Assume the Bond Adjustment applied to the Accumulated Value component of the death benefit is -$4,000.
The death benefit on November 3 is the greater of 1 or 2 below:
3.     $81,000 = ($90,000 – $5,000) – $4,000
4.     $94,444.44 = Premium Payment proportionately reduced for the Excess Withdrawal is the Premium Payment ($100,000) reduced by the proportional reduction ($5,555.56)
•    The amount of the proportional reduction ($5,555.56) is the Excess Withdrawal ($5,000) divided by the Accumulated Value immediately prior to the Excess Withdrawal ($90,000) multiplied by the Premium Payment ($100,000).
The death benefit on November 3 is $94,444.44.
Death Benefit Example 6 (GLWB is terminated)
This example is intended to demonstrate how a partial withdrawal impacts the Premium Payment portion of the death benefit calculation. A proportional reduction for a partial withdrawal will reduce the premium portion of the death benefit in the same proportion that the Accumulated Value was reduced on the date of the partial withdrawal. The proportional reduction for partial withdrawal is equal to (1 divided by 2) multiplied by 3, where:
1.    Is the amount of the partial withdrawal; and
2.    Is the Accumulated Value immediately prior to the partial withdrawal; and
3.    Is the Premium Payment.
Contract Date = August 31
Premium Payment = $100,000
On November 3 of the same calendar year, assume the Accumulated Value is $90,000 and the Bond Adjustment is -$4,000 and a partial withdrawal of $5,000
The death benefit on November 3 is the greater of 1 or 2 below:
1.    $81,000 = ($90,000 – $5,000) – $4,000
2.    $94,444.44 = Premium Payment proportionately reduced for the partial withdrawal is the Premium Payment ($100,000) reduced by the proportional reduction ($5,555.56)
•    The amount of the proportional reduction ($5,555.56) is the partial withdrawal ($5,000) divided by the Accumulated Value immediately prior to the partial withdrawal ($90,000) multiplied by the Premium Payment ($100,000).
The death benefit on November 3 is $94,444.44.

Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	Upon death, provides for death benefit payment equal to greater of Accumulated Value or Premium Payment
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]
•    Only available during the accumulation period
•    Accumulated Value component reflects any applicable Equity Adjustment and is subject to a Bond Adjustment, which may be negative
•    Premium Payment component subject to reductions for prior Surrenders
•    While GLWB is active, Secure Income Withdrawals reduce Premium Payment dollar-for-dollar, while all other Surrenders result in proportionate reductions
•    If GLWB is terminated, all Surrenders result in proportionate reductions
•    Partial withdrawals and Annuitizations could significantly reduce the benefit, perhaps by more than the amount withdrawn or Annuitized
•    Terminates upon full Annuitization
•    State variations may apply

Name of Benefit [Text Block]	Death Benefit
Operation of Benefit [Text Block]
15.    DEATH BENEFIT
General Death Benefit Provisions
If the Owner or any Joint Owner dies prior to the Annuitization Date, we will pay the death benefit upon our receipt of required documents and Notice, in Good Order, including due proof of death. Proof of death includes a copy of a death certificate, a certified copy of a court order, a written statement by a medical doctor, or other proof satisfactory to us.
The Accumulated Value will remain invested in the Segment Options, as applicable, until the Valuation Day on which we receive the required documents in Good Order. If more than one beneficiary is named, each beneficiary’s portion of the death benefit will remain invested in the Segment Options until the Valuation Day on which we receive the required documents for that beneficiary. The death benefit is subject to the Segment Interim Value (which will include an Equity Adjustment) and a Bond Adjustment, which factors in market performance.
See 5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT — Segment Interim Value and 7. FEES, CHARGES AND ADJUSTMENTS — Bond Adjustment.
At the end of the Valuation Day on which we receive the required documents and Notice, in Good Order, including due proof of death, we will calculate the death benefit payable. See Death Benefit Calculation and Death Benefit Examples later in this section. We will generally pay the death benefit within seven days thereafter, subject to circumstances where payment may be delayed. See 19. ADDITIONAL INFORMATION ABOUT THE CONTRACT — Delay of Payments and Other Transactions.
The death benefit will be held in our general account pending payment, and we will pay interest (as required by state law) on the death benefit from the date we received all required documents in Good Order until payment is made.
If the Owner or any Joint Owner dies prior to the Annuitization Date, the death benefit may be distributed in a lump sum or within five years of the date of death or distributed over a time period not extending beyond the life expectancy of the beneficiary as provided for in Internal Revenue Code (“IRC”) section 72(s), as may be amended from time to time. If payments are made over the life expectancy of the beneficiary, they must begin not later than one year after the date of death of the Owner or Joint Owner.
If the Owner or Joint Owner dies on or after the Annuitization Date and before the entire interest in this Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as required under applicable federal tax laws, including, particularly, IRC section 72(s), as may be amended from time to time. This approach will apply to the Annuity Benefit Options other than the Life Income and Joint and Survivor options.
Notwithstanding any provision to the contrary in this Contract, any payment of death benefits must comply with all applicable laws, including IRC section 72(s), as may be amended from time to time.
Partial withdrawals and Annuitizations may significantly reduce any future death benefit. The reduction to the death benefit for a partial withdrawal or Annuitization may be greater than the dollar amount withdrawn or Annuitized. Death benefit proceeds may also be reduced as a result of any applicable Bond Adjustments and Equity Adjustments.
Death of Owner(s)
The following provisions apply upon an Owner’s death if a Contract is not jointly owned:
1.    If the surviving spouse is the only primary beneficiary, the surviving spouse may elect to become the Owner and continue the Contract (with or without the GLWB, if in effect and if the surviving spouse is eligible) or elect to receive the death benefit.
2.    If the primary beneficiary is not the surviving spouse, the primary beneficiary will receive the death benefit.
The following provisions apply upon the death of the first Joint Owner to die when a Contract is jointly owned:
1.    The surviving Joint Owner will be treated as the primary beneficiary. Any other beneficiary designation on record will be treated as contingent beneficiary.
2.    If the surviving Joint Owner is the spouse of the deceased Joint Owner, the surviving spouse may elect to become the Owner and continue the Contract (with or without the GLWB, if in effect and if the surviving spouse is eligible) or elect to receive the death benefit.
Death of Annuitant(s)
If an Annuitant who is not an Owner dies while this Contract is in force, a new Annuitant may be named unless the Owner is a corporation, trust, or other entity.
If the Owner is a corporation, trust or other entity, the death benefit will be payable upon the death of the Annuitant, or, in the case of Joint Annuitants, upon the death of the first Joint Annuitant to die.
Effect of Partial Surrenders on Premium Payment while GLWB is active
While the GLWB is active, prior to the date we receive the proof of death and all required documents in Good Order, the Premium Payment for purposes of the death benefit calculation will be reduced upon partial withdrawal or partial Annuitization as follows:
(i)    a dollar-for-dollar reduction to the Premium Payment for each Secure Income Withdrawal, and
(ii)    a proportional reduction to the Premium Payment for each Excess Withdrawal (and any applicable Surrender Charges and GLWB Fees) and each partial Annuitization.
The proportional reduction in (ii) above will reduce the death benefit in the same proportion that the Accumulated Value was reduced on the date of the Excess Withdrawal or partial Annuitization. The proportional reduction is equal to (1 divided by 2) multiplied by 3, where:
1.    Is the amount of the Excess Withdrawal (and any applicable Surrender Charges and GLWB Fees) or the amount of the partial Annuitization;
2.    Is the Accumulated Value immediately prior to the Excess Withdrawal or partial Annuitization; and
3.    Is the Premium Payment as reduced for all prior partial withdrawals and partial Annuitizations immediately prior to the current Excess Withdrawal or partial Annuitization.
If a proportional reduction applies, and the Accumulated Value is less than the Premium Payment (immediately prior to the partial withdrawal or partial Annuitization), the proportionate reduction to the Premium Payment as described above will be greater than the amount withdrawn or Annuitized.
Effect of Partial Surrenders on Premium Payment if the GLWB is terminated
If the GLWB is terminated, prior to the date we receive the proof of death and all required documents in Good Order, there is a proportional reduction to the Premium Payment for each partial withdrawal (and any applicable Surrender Charge and GLWB Fees) and each partial Annuitization.
The proportional reduction will reduce the death benefit in the same proportion that the Accumulated Value was reduced on the date of the partial withdrawal or partial Annuitization. The proportional reduction is equal to (1 divided by 2) multiplied by 3, where:
1.    Is the amount of the partial withdrawal (and any applicable Surrender Charges and GLWB Fees) or the amount of the partial Annuitization;
2.    Is the Accumulated Value immediately prior to the partial withdrawal or partial Annuitization; and
3.    Is the Premium Payment as reduced for all prior partial withdrawals and partial Annuitizations immediately prior to the current partial withdrawal or partial Annuitization.
If the Accumulated Value is less than the Premium Payment (immediately prior to the partial withdrawal or partial Annuitization), the proportionate reduction to the Premium Payment as described above will be greater than the amount withdrawn or Annuitized.
Fixed Segment Option
The amount allocated to the Fixed Segment Option is subject to the Standard Nonforfeiture Law for Individual Deferred Annuities. For additional information on the nonforfeiture amount, see 9. FIXED SEGMENT OPTION MECHANICS.
Spousal and Beneficiary Death Benefit / Secure Income Benefit Payment Scenarios
The tables below summarize the various situations upon death.
The following two tables illustrate the various situations and the resulting death benefit payment if (a)    the GLWB is not in effect or (b) if the GLWB is in effect but our lifetime payment guarantees have not yet been triggered.

If you die and…	And…	Then…
You are the sole Owner	Your spouse is not named as a primary beneficiary	The primary beneficiary will receive the death benefit All other rights and benefits under the rider and Contract will terminate.
You are the sole Owner	Your spouse is named as a primary beneficiary
Your spouse may continue the Contract with or without the GLWB or receive the death benefit.
All other primary beneficiaries will receive the death benefit.
Unless your spouse elects to continue the Contract with the GLWB, only your spouse’s and any other beneficiary’s(ies’) rights to the selected payments will continue; all other rights and benefits under the GLWB and Contract will terminate.

If you die and…	And…	Then…
You are a joint Owner	The surviving joint Owner is not your spouse	Your surviving Owner will receive the death benefit. All other rights and benefits under the Contract will terminate.
You are a joint Owner	The surviving joint Owner is your spouse
Your spouse may continue the Contract with or without the GLWB or receive the death benefit.
Unless your surviving spouse Owner elects to continue the Contract with the GLWB, upon your death, only your spouse’s right to the selected payments will continue; all other rights and benefits under the GLWB and the Contract will terminate.

If…	And…	Then…
If the Annuitant dies	The Owner is not a natural person
The beneficiary(ies) receive the death benefit.
If a beneficiary dies before the Annuitant, on the Annuitant’s death we will make equal payments to the surviving beneficiaries unless the Owner provided us with other written instructions. If no beneficiary(ies) survive the Annuitant, the death benefit is paid to the Owner.
Upon the Annuitant’s death, only the beneficiary(ies) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

The following table illustrates the various situations if death occurs while the GLWB is in effect and our lifetime payment guarantees have been triggered.

If you die and…	And…	Then…
You are the sole Owner	You elected the “Single Life” Secure Income Benefit Payments	All payments stop and all rights and benefits under the Contract terminate.
You are the sole Owner	You elected the “Joint Life” Secure Income Benefit Payments
We will continue payments to the surviving Covered Life according to the schedule established when you made your election until the date of the surviving Covered Life’s death.
Upon the surviving Covered Life’s death, all payments stop and all rights and benefits under the Contract terminate.

If you die and…	And…	Then…
You are a joint Owner	You elected the “Single Life” Secure Income Benefit Payments	All payments stop and all rights and benefits under the Contract terminate.
You are a joint Owner	You elected the “Joint Life” Secure Income Benefit Payments
We will continue payments to the surviving Covered Life according to the schedule established when you made your election until the date of the surviving Covered Life’s death.
Upon the surviving Covered Life’s death, all payments stop and all rights and benefits under the Contract terminate.

Death Benefit Examples
Assumptions for the following examples:
•    The Accumulated Value accounts for the Segment Interim Value calculations.
•    The Accumulated Value is the sum of the Segment Interim Values for all Segment Options. These examples could be allocated to one or many Segment Options, and the examples would be the same.
A death benefit based on Segment Interim Value could result in significant loss due to the application of a negative Equity Adjustment. A death benefit that becomes payable before the Segment End Date for an Index-Linked Segment Option will be based on the Segment Interim Value for that Segment Option. The Segment Interim Value will be calculated by applying an Equity Adjustment to the Crediting Base. If the Equity Adjustment is negative, the Segment Interim Value will reflect investment loss, which could be significant. For example, assume that you initially allocate $10,000 to an Index-Linked Segment Option and that the death benefit becomes payable before the end of the Segment Term. In such case, the death benefit could be lower than, perhaps significantly lower than, $10,000. In extreme circumstances, a negative Equity Adjustment could result in a 100% loss of the death benefit amount.
•    GLWB Fees taken prior to the date of the example are accounted for in the Accumulated Value already.
•    There have been no prior Surrenders.
Death Benefit Example 1
This example is intended to demonstrate that when the Accumulated Value is greater than the Premium Payment, the Bond Adjustment could reduce the Accumulated Value portion of the death benefit calculation to lower than the Premium Payment.
Contract Date = August 31
Premium Payment = $100,000
On November 3 of the same calendar year, assume the Accumulated Value is $101,000 and the Bond Adjustment is -$3,000.
The death benefit on November 3 is the greater of 1 or 2 below:
1.     $98,000 = $101,000 – $3,000
2.     $100,000 = Premium Payment
The death benefit on November 3 is $100,000.
Death Benefit Example 2
This example is intended to demonstrate that when the Accumulated Value is less than the Premium Payment, the Bond Adjustment could increase the Accumulated Value portion of the death benefit calculation to greater than the Premium Payment.
Contract Date = August 31
Premium Payment = $100,000
On November 3 of the same calendar year, assume the Accumulated Value is $99,000 and the Bond Adjustment is $2,000.
The death benefit on November 3 is the greater of 1 or 2 below:
1.     $101,000 = $99,000 + $2,000
2.     $100,000 = Premium Payment
The death benefit on November 3 is $101,000.
Death Benefit Example 3 (while GLWB is active)
This example is intended to demonstrate how a Secure Income Withdrawal impacts the Premium Payment portion of the death benefit calculation. A Secure Income Withdrawal will reduce the premium portion of the death benefit by the same dollar amount that the Accumulated Value was reduced on the date of the Secure Income Withdrawal.
Contract Date = August 31
Premium Payment = $100,000
On November 3 of the same calendar year, assume the Accumulated Value is $90,000 and a Secure Income Withdrawal of $5,000. The Secure Income Withdrawal will not be subject to a Bond Adjustment. However, the Accumulate Value component of the death benefit, after the deduction of the Secure Income Withdrawal, would be subject to a Bond Adjustment, which could be negative. Assume that the Bond Adjustment applied to the Accumulate Value component of the death benefit is -$3,000.
The death benefit on November 3 is the greater of 1 or 2 below:
1.     $82,000 = ($90,000 – $5,000) – $3,000
2.     $95,000 = Premium Payment ($100,000) – Secure Income Withdrawal ($5,000) The death benefit on November 3 is $95,000.
Death Benefit Example 4 (while GLWB is active)
This example is intended to demonstrate how a partial withdrawal that is part Secure Income Withdrawal and part Excess Withdrawal impacts the Premium Payment portion of the death benefit calculation.
•    A Secure Income Withdrawal will reduce the premium portion of the death benefit by the same dollar amount that the Accumulated Value was reduced by the Secure Income Withdrawal.
•    An Excess Withdrawal will result in a proportionate reduction to the premium portion of the death benefit, reducing that portion of the death benefit in the same proportion that the Accumulated Value (after deducting the Secure Income Withdrawal) was reduced by the Excess Withdrawal.
Contract Date = August 31
Premium Payment = $100,000
On November 3 of the same calendar year, assume the Accumulated Value is $90,000, a Secure Income Withdrawal of $2,000, and an Excess Withdrawal of $3,000. The Secure Income Withdrawal will not be subject to a Bond Adjustment. The Excess Withdrawal will be subject to a Bond Adjustment, which could be negative (the adjustment to the Excess Withdrawal amount for the Bond Adjustment will impact the withdrawal proceeds, not the death benefit amount). In addition, the Accumulated Value component of the death benefit, after the deduction of the Secure Income Withdrawal and the Excess Withdrawal, would be subject to a Bond Adjustment, which could be negative. Assume the Bond Adjustment applied to the Accumulated Value component of the death benefit is -$1,000.
The death benefit on November 3 is the greater of 1 or 2 below:
1.     $84,000 = ($90,000 – $2,000 – $3,000) – $1,000
2.     $94,659, calculated as follows:
•    First, reduce the Premium Payment ($100,000) by the Secure Income Withdrawal ($2,000) to $98,000.
•    Second, proportionately reduce the Premium Payment ($98,000) for the Excess Withdrawal ($3,000). The amount of the proportional reduction ($3,341) is the Excess Withdrawal ($3,000) divided by the Accumulated Value immediately after the Secure Income Withdrawal and immediately prior to the Excess Withdrawal ($88,000) multiplied by the Premium Payment ($98,000).
The death benefit on November 3 is $94,659.
Death Benefit Example 5 (while GLWB is active)
This example is intended to demonstrate how a partial withdrawal that is entirely an Excess Withdrawal impacts the Premium Payment portion of the death benefit calculation. A proportional reduction for an Excess Withdrawal will reduce the premium portion of the death benefit in the same proportion that the Accumulated Value was reduced on the date of the Excess Withdrawal.
Contract Date = August 31
Premium Payment = $100,000
On November 3 of the same calendar year, assume the Accumulated Value is $90,000 and the Bond Adjustment is -$4,000 and an Excess Withdrawal of $5,000. The Excess Withdrawal would be subject to a Bond Adjustment, which could be negative (a negative Bond Adjustment would reduce the withdrawal proceeds, not the death benefit amount). In addition, the Accumulated Value component of the death benefit, after the deduction of the Excess Withdrawal, would be subject to a Bond Adjustment, which could be negative. Assume the Bond Adjustment applied to the Accumulated Value component of the death benefit is -$4,000.
The death benefit on November 3 is the greater of 1 or 2 below:
3.     $81,000 = ($90,000 – $5,000) – $4,000
4.     $94,444.44 = Premium Payment proportionately reduced for the Excess Withdrawal is the Premium Payment ($100,000) reduced by the proportional reduction ($5,555.56)
•    The amount of the proportional reduction ($5,555.56) is the Excess Withdrawal ($5,000) divided by the Accumulated Value immediately prior to the Excess Withdrawal ($90,000) multiplied by the Premium Payment ($100,000).
The death benefit on November 3 is $94,444.44.
Death Benefit Example 6 (GLWB is terminated)
This example is intended to demonstrate how a partial withdrawal impacts the Premium Payment portion of the death benefit calculation. A proportional reduction for a partial withdrawal will reduce the premium portion of the death benefit in the same proportion that the Accumulated Value was reduced on the date of the partial withdrawal. The proportional reduction for partial withdrawal is equal to (1 divided by 2) multiplied by 3, where:
1.    Is the amount of the partial withdrawal; and
2.    Is the Accumulated Value immediately prior to the partial withdrawal; and
3.    Is the Premium Payment.
Contract Date = August 31
Premium Payment = $100,000
On November 3 of the same calendar year, assume the Accumulated Value is $90,000 and the Bond Adjustment is -$4,000 and a partial withdrawal of $5,000
The death benefit on November 3 is the greater of 1 or 2 below:
1.    $81,000 = ($90,000 – $5,000) – $4,000
2.    $94,444.44 = Premium Payment proportionately reduced for the partial withdrawal is the Premium Payment ($100,000) reduced by the proportional reduction ($5,555.56)
•    The amount of the proportional reduction ($5,555.56) is the partial withdrawal ($5,000) divided by the Accumulated Value immediately prior to the partial withdrawal ($90,000) multiplied by the Premium Payment ($100,000).
The death benefit on November 3 is $94,444.44.

Calculation Method of Benefit [Text Block]
Death Benefit Calculation
The death benefit is equal to the greater of 1 or 2 where:
1.    Is the Accumulated Value (including any applicable Equity Adjustment(s)), subject to the Bond Adjustment, on the date we receive the proof of death and all required documents in Good Order; and
2.    Is the Premium Payment, subject to reductions for partial Surrenders.
Please note:
•    Any death benefit, as described above, may be subject to Equity Adjustments and will be subject to a Bond Adjustment, all of which may be negative. Any applicable Equity Adjustment will already be included in the Accumulated Value. The Bond Adjustment will be applied to the Accumulated Value when calculating the death benefit. Negative Equity Adjustments and/or Bond Adjustments may significantly reduce the death benefit.
•    Partial withdrawals and Annuitizations may significantly reduce the death benefit, perhaps by more than the amount withdrawn or Annuitized.

Secure Income Protector (GLWB) Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Secure Income Protector (GLWB)
Purpose of Benefit [Text Block]	A guaranteed lifetime withdrawal benefit that guarantees an amount of withdrawals for life (Secure Income Withdrawals), regardless of Accumulated Value, provided that certain conditions are met
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Brief Restrictions / Limitations [Text Block]
•    Automatically included in Contract at issue
•    You cannot terminate until 6th Contract Anniversary
•    See Rate Sheet Supplement for terms applicable to new Contracts. See Appendix E of the prospectus for terms applicable to existing Contracts.
•    Benefit available only during the accumulation period
•If not at least age 59½ at issue, Secure Income Withdrawals cannot begin until age 59½
•    Secure Income Withdrawals may be subject to negative Equity Adjustments and taxes
•    Excess Withdrawals may significantly reduce or terminate the benefit and the Contract and may have other negative consequences
•    Excess Withdrawals may be subject to Surrender Charges, negative Bond Adjustments, negative Equity Adjustments and taxes and tax penalties
•    Partial Surrenders reduce potential for Step-Ups
•    Step-Ups increase dollar amount of GLWB Fees
•    No Secure Income Deferral Credits after taking first withdrawal
•    Partial Annuitizations count against Secure Income Benefit Payment and may be treated like Excess Withdrawals
•    Full Annuitization terminates the benefit, but may choose to annuitize the Secure Income Benefit Payment
•    Other involuntary termination provisions apply
•    Withdrawals taken while the Accumulated Value is greater than zero are withdrawals of the Contract owner’s own money, and the chance of outliving the Accumulated Value and receiving lifetime payments from the Company under the GLWB may be minimal

Name of Benefit [Text Block]	Secure Income Protector (GLWB)
Operation of Benefit [Text Block]
14.    SECURE INCOME PROTECTOR (GLWB)
One of the primary benefits provided under the Contract is the Secure Income Protector (GLWB), a guaranteed lifetime withdrawal benefit. The following describes the GLWB’s benefits and limitations. Some rider provisions may vary from state to state and may be subject to additional restrictions. All material state variations have been described in this prospectus.
The Contract is automatically issued with the GLWB, for which there is an ongoing annual fee. You cannot voluntarily terminate the GLWB until your 6th Contract Anniversary without fully Surrendering or Annuitizing the Contract. A full Surrender may be subject to Surrender Charges, negative Bond Adjustments, negative Equity Adjustments and taxes and tax penalties. Annuitizations may be subject to negative Bond Adjustments and Equity Adjustments, and are not available until after the second Contract Year. If you remove the GLWB, you will have paid for the benefit without receiving its financial benefits, if any.
To help you better understand the various features of the GLWB, and to demonstrate how Secure Income Withdrawals and Excess Withdrawals affect the GLWB’s values and benefits, we have provided several detailed examples in APPENDIX D — SECURE INCOME PROTECTOR (GLWB) EXAMPLES.
Rate Sheet Supplement
The Initial Secure Income Percentages and Secure Income Deferral Credit percentages under the GLWB applicable to new Contracts are stated in a supplement to this prospectus (the Rate Sheet Supplement). You should not purchase the Contract without first obtaining the Rate Sheet Supplement that will be in effect on the date that you sign your Contract application.
When delivered in connection with the offer or sale of a new Contract, this prospectus must be accompanied by the current Rate Sheet Supplement. Rate Sheet Supplements are also available at www.principal.com/individuals/invest-retire/annuities. You can also obtain a copy of a Rate Sheet Supplement free of charge by contacting us at our Home Office. We periodically issue new Rate Sheet Supplements that may reflect different Initial Secure Income Percentages and Secure Income Deferral Credit percentages for new Contracts. Each Rate Sheet Supplement will include a start date and end date for the published rates.
The applicable Initial Secure Income Percentage and the Secure Income Deferral Credit percentage in effect on the date that you sign the application will apply to your Contract and cannot be modified except in the following situation. If the Initial Secure Income Percentage or Secure Income Deferral Credit percentage in effect on the date we receive your Premium Payment has increased from that in effect on the date you signed your application, you will receive the Initial Secure Income Percentage and Secure Income Deferral Credit percentage in effect on the date we receive your Premium Payment, provided that neither the Initial Secure Income Percentage nor Secure Income Deferral Credit percentage has decreased.
Historical Initial Secure Income Percentages and Secure Income Deferral Credit percentages under prior Rate Sheet Supplements can be found in APPENDIX E to this prospectus.
Summary of GLWB Features
GLWB Risks
The GLWB is subject to investment risk. You should review the terms of the GLWB carefully and work with your financial professional to decide if the Contract and the GLWB are appropriate for you based on a thorough analysis of your particular needs, financial objectives, investment goals, time horizons and risk tolerance.
See 5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT — Secure Income Protector (GLWB) Risks for a description of the GLWB’s principal risks.
GLWB Fees
The maximum annual charge for the GLWB is 2.00%, as a percentage of the Secure Income Benefit Base. The current charge for the GLWB is 1.50%. The charge is deducted on a quarterly basis.
We reserve the right to increase the GLWB Fee for existing Contracts up to the maximum.
If we increase the GLWB Fee for existing Contracts and you are eligible for a GLWB Step-Up, you will be charged the increased GLWB Fee. You may opt out of the GLWB Fee increase, but doing so will make you ineligible for future GLWB Step-Ups and the feature cannot be added back to the Contract.
You will begin paying GLWB Fees immediately rather than the date that you begin taking Secure Income Withdrawals. You could be paying GLWB Fees for many years before you begin taking Secure Income Withdrawals.
See 7. FEES, CHARGES AND ADJUSTMENTS — GLWB Fees for additional information about GLWB Fees.
Secure Income Withdrawals and Secure Income Benefit Payments
The GLWB guarantees the ability to take Secure Income Withdrawals up to the Secure Income Benefit Payment each Contract Year, subject to conditions. Secure Income Withdrawals will not reduce your future benefit. Secure Income Withdrawals are not subject to Surrender Charges or Bond Adjustments; however, they may be subject to Equity Adjustments and taxes. In addition, if taken prior to a Segment End Date, Secure Income Withdrawals will not be credited with any interest at the end of the Segment Term.
An Equity Adjustment will apply to any Secure Income Withdrawal taken from an Index-Segment Option prior to the Segment End Date. A negative Equity Adjustment will result in loss. The Income Distribution Program, which is an automatic Transfer program available for no additional charge, is designed to help you avoid Equity Adjustments in connection with your Secure Income Withdrawals by automatically Transferring Accumulated Value equal to your Segment Income Benefit Payment from ended Index-
Linked Segment Options to the Fixed Segment Option. See “Income Distribution Program” below for additional information.
Secure Income Withdrawals are available beginning (i) on the Contract Date if the Covered Life (or oldest Covered Life, if applicable) is at least age 59½ or (ii) on the date that the Covered Life (or oldest Covered Life, if applicable) attains age 59½.
We will calculate your Secure Income Benefit Payment at the beginning of each Contract Year. Prior to Secure Income Withdrawals becoming available as described above, the Secure Income Benefit Payment will effectively equal $0. Once Secure Income Withdrawals become available, your Secure Income Benefit Payment will equal your Secure Income Benefit Base multiplied by your Secure Income Percentage. Your Secure Income Benefit Payment remaining for a Contract Year will be reduced by all withdrawals and partial Annuitizations.
While the GLWB remains in effect, if your Accumulated Value is reduced to zero due to a Secure Income Withdrawal, investment performance, or GLWB Fees, we will pay from our own assets the Secure Income Benefit Payment each Contract Year for life pursuant to your elections.
Income Options
At the time you purchase your Contract, you must elect between two income options under the GLWB: Level Income Option and Tiered Income Option.
•    Level Income Option — provides for a level Initial Secure Income Percentage. There is no reduction in your Secure Income Benefit Payment when our lifetime payment obligations are triggered, if ever.
•    Tiered Income Option — provides a different Initial Secure Income Percentage before and after your Contract Accumulated Value is reduced to zero. There is a reduction in your Secure Income Benefit Payment when our lifetime payment obligations are triggered, if ever.
You may change the income option you elect once prior to your first withdrawal.
Level Income Option may be appropriate for you if you are interested in a Secure Income Benefit Payment that will not decrease in dollar amount throughout the life of the GLWB, provided that you do not take any Excess Withdrawals. Compared to Tiered Income Option, it may take longer to reduce your Contract Accumulated Value to zero, and it may be less likely that your Contract Accumulated Value will ever be reduced to zero from Secure Income Withdrawals.
Tiered Income Option may be appropriate for you if (i) you want to take higher Secure Income Withdrawals to increase the likelihood of reducing your Contract Accumulated Value to zero, and (ii) you are comfsortable with receiving a lower Secure Income Benefit Payment once your Contract Accumulated Value is reduced to $0.
Neither Level Income Option nor Tiered Income Option guarantees that your Contract Accumulated Value will ever be reduced to zero from Secure Income Withdrawals, or that we will ever pay a Secure Income Withdrawal from our own assets.
Single Life or Joint Covered Lives
At the time you purchase your Contract, you must elect between “Single Life” and “Joint Life” as the Covered Life option.
•    Under Single Life, if we are responsible for making lifetime payments of the Secure Income Benefit Payment, they will cease upon the death of the Covered Life.
•    Under Joint Life, if we are responsible for making lifetime payments of the Secure Income Benefit Payment, they will not cease until the death of both Covered Lives.
Electing Joint Life will generally result in lower Secure Income Benefit Payments than electing Single Life, as Joint Life has generally lower Initial Secure Income Percentages compared to Single Life.
Single Life may be appropriate for you if you do not qualify for Joint Life coverage, or if a higher Secure Income Benefit Payment is important to you. The ability to take higher Secure Income Withdrawals may increase the likelihood of reducing your Contract Accumulated Value to zero from Secure Income Benefit Payments.
Joint Life may be appropriate for you if you are comfortable with lower Secure Income Benefit Payments in return for coverage for both you and your spouse. Because electing Joint Life will generally result in lower Secure Income Withdrawals compared to Single Life, under Joint Life, it may take longer to reduce your Contract Accumulated Value to zero, and it may be less likely that your Contract Accumulated Value will ever be reduced to zero from Secure Income Withdrawals.
Neither Single Life nor Joint Life guarantees that your Contract Accumulated Value will ever be reduced to zero for a reason other than an Excess Withdrawal, or that we will ever pay Secure Income Withdrawals from our own assets.
Secure Income Deferral Credits
The GLWB’s Secure Income Deferral Credit feature may increase your Secure Income Benefit Payments. After the Contract Date, on each Contract Anniversary the Secure Income Deferral Credit percentage will be added to the Initial Secure Income Percentage for each full Contract Year before you take your first withdrawal. Any Secure Income Deferral Credits you earn will be added to your Initial Secure Income Percentage when calculating your Secure Income Percentage.
The Secure Income Deferral Credit percentage applicable to new Contracts is stated in the Rate Sheet Supplement. The Secure Income Deferral Credit percentage applicable to existing Contracts is stated in APPENDIX E.
Secure Income Percentage
When you take your first withdrawal under the Contract, your Secure Income Percentage is calculated based on the Income Option in effect at that time. Your Secure Income Percentage will equal the sum of (i)    your Initial Secure Income Percentage based on the age of the youngest Covered Life on the Contract Date, plus (ii) your Secure Income Deferral Credits earned prior to taking your first withdrawal (if any).
The Initial Secure Income Percentages applicable to new Contracts are stated in the Rate Sheet Supplement. The Initial Secure Income Percentages applicable to existing Contracts are stated in APPENDIX E.
Once you have taken your first withdrawal, your Secure Income Percentage will not change, except that your Secure Income Percentage will be recalculated under Tiered Income Option (using a lower Initial Secure Income Percentage as specified in the Rate Sheet Supplement) if and when we become responsible for making lifetime payments of the Secure Income Benefit Payment.
Step-Ups
The GLWB has an annual Step-Up feature that can increase your Secure Income Benefit Payments. On each Segment Anniversary, we will increase your Secure Income Benefit Base to your Step-Up Base (i.e., the sum of the Index-Linked Segment Crediting Bases plus the total value of any allocation to the Fixed Segment Option), if the Step-Up Base is greater than your current Secure Income Benefit Base.
Your GLWB is eligible for a Step-Up on each Segment Anniversary that occurs prior to the later of when you attain age 85 or the 12th Segment Anniversary.
Because GLWB Fees are based on your Secure Income Benefit Base, a Step-Up will cause the dollar amount of GLWB Fees that you pay to increase.
If we increase the GLWB Fee for existing Contracts and you are eligible for a GLWB Step-Up, you will be charged the increased GLWB Fee. You may opt out of the GLWB Fee increase, but doing so will make you ineligible for future GLWB Step-Ups and the feature cannot be added back to the Contract.
Excess Withdrawals
The GLWB does not restrict or change your ability to request withdrawals under the Contract. Indeed, the GLWB is designed for individuals who plan to take regular withdrawals. However, you should not purchase the Contract unless you understand the risks of withdrawals, including the risks associated with Excess Withdrawals under the GLWB.
Under the GLWB, an Excess Withdrawal is (i) any withdrawal taken before the availability of Secure Income Withdrawals or (ii) after Secure Income Withdrawals become available, the portion of any withdrawal that exceeds the Secure Income Benefit Payment.
Excess Withdrawals decrease the Secure Income Benefit Base in an amount equal to the greater of the Excess Withdrawal or the proportion that the withdrawal represents of the Contract Accumulated Value immediately prior to the withdrawal. Excess Withdrawals will reduce your future Secure Income Benefit Payments. The reductions can be greater than dollar-for-dollar when the Contract Accumulated Value is less than the Secure Income Benefit Base at the time of the Excess Withdrawal. Any Surrender in excess of the Secure Income Benefit Payment will be treated like an Excess Withdrawal for purposes of calculating the reduction in your future benefit.
Excess Withdrawals may also be subject to Surrender Charges, negative Bond Adjustments, negative Equity Adjustments and taxes and tax penalties.
If an Excess Withdrawal reduces your Secure Income Benefit Base to zero, the GLWB and the Contract will terminate immediately.
If only a portion of a withdrawal is in excess of the Secure Income Benefit Payment, the portion of the withdrawal not in excess of the Secure Income Benefit Payment will be a Secure Income Withdrawal and the portion of the withdrawal in excess of the Secure Income Benefit Payment will be an Excess Withdrawal.
Income Distribution Program
We offer an optional Income Distribution Program that, on each Segment Anniversary, automatically Transfers an amount equal to your Secure Income Benefit Payment for the new Segment Term from your ended Index-Linked Segment Option(s) to the Fixed Segment Option. The Income Distribution Program may benefit you because it will facilitate your ability to take Secure Income Withdrawals from the Fixed Segment Option and therefore avoid taking Secure Income Withdrawals from an Index-Linked Segment Option subject to Equity Adjustments.
Under the Income Distribution Program, on each Segment Anniversary, rather than automatically re-investing you in the ended Index-Linked Segment Option for another Segment Term in the absence of instructions otherwise, we will Transfer the amount of your Secure Income Benefit Payment for the new
Segment Term to the Fixed Segment Option. We will do this by first accounting for any Transfer you have requested to the Fixed Segment Option. Any remaining amount will be Transferred on a pro-rata basis from each ended Index-Linked Segment Option based on the amounts invested in the ended Index-Linked Segment Options. If your ended Index-Linked Segment Options do not have sufficient Accumulated Value to Transfer your full Secure Income Benefit Payment, we will only Transfer the amount available. If you do not have any ended Index-Linked Segment Options, no automatic Transfer to the Fixed Segment Option will occur.
If you participate in the Income Distribution Program, in order to benefit from the program, you must take your Secure Income Withdrawals from the Fixed Segment Option. If you take Secure Income Withdrawals from the Index-Linked Segment Options, you run the risk of Equity Adjustments (in the case of withdrawals from Index-Linked Segment Options) and that any additional amounts withdrawn from the Fixed Segment Option may be an Excess Withdrawal.
Spousal Continuation
The GLWB provides that Secure Income Benefit Payments may be available to an eligible spouse who continues the Contract, if certain conditions are met.
Termination
The GLWB will be immediately terminated upon the earliest of the following to occur:
•    The date we receive Notice to terminate the GLWB on or after the 6th Contract Anniversary.
•    The date you fully Annuitize, fully Surrender or otherwise terminate the Contract.
•    The Secure Income Benefit Base is reduced to zero due to an Excess Withdrawal.
•    The date the Contract Owner is changed (Annuitant is changed if the Owner is not a natural person), except a change in Owner due to a spousal continuation of the rider.
•    The date your surviving spouse elects to continue the Contract without the GLWB (even if prior to the 6th Contract Anniversary).
•    The date you make an impermissible change in a Covered Life.
Any ownership change, change of beneficiary or other change before the Annuitization Date which would cause a change in a Covered Life (a “Change”) will result in termination of the GLWB. An assignment of the Contract or the GLWB shall be deemed a request for a Change and the rider will be terminated as of the date of the assignment. A change of owner from a non-natural person to a natural person or to another non-natural person will not be treated as an ownership change that would terminate the GLWB, provided that the change would not result in a change to a Covered Life or to the application of the RMD provisions.
Additional Explanation of GLWB Features
Secure Income Benefit Payment
The Secure Income Benefit Payment is available to be taken in the form of Secure Income Withdrawals beginning (i) on the Contract Date if the Covered Life (or oldest Covered Life, if applicable) is at least age 59½ or (ii) on the date that the Covered Life (or oldest Covered Life, if applicable) attains age 59½.
The Secure Income Benefit Payment for a Contract Year is determined on the Contract Date or Contract Anniversary beginning that Contract Year, as applicable.
•    Prior to Secure Income Withdrawals becoming available, the Secure Income Benefit Payment will effectively equal $0.
•    After Secure Income Withdrawals become available, the Secure Income Benefit Payment for a given Contract Year will equal your Secure Income Benefit Base multiplied by the applicable Secure Income Percentage. For example, if your Secure Income Benefit Base is $20,000 and your Secure Income Percentage is 5%, your Secure Income Benefit Payment will be $1,000 (i.e., $20,000 x 5% = $1,000).
At the time you purchase the Contract, you must elect for Secure Income Benefit Payments to be on a “Single Life” or “Joint Life” basis. If you elect Single Life, you will be eligible for Secure Income Benefit Payments until the death of the Covered Person. If you elect Joint Life, you will be eligible for Secure Income Benefit Payments until the death of the last to die of the Covered Persons.
•    Single Life — Secure Income Benefit Payments are based on one Covered Life. The Covered Life for Single Life is the:
a.    Owner if there is only one Owner;
b.    Annuitant if the Owner is not a natural person;
c.    Youngest joint Owner if there are joint Owners; or
d.    Youngest Annuitant if there are joint Annuitants and the Owner is not a natural person.
•    Joint Life — Secure Income Benefit Payments are based on two Covered Lives. You may only elect Joint Life if there are two Covered Lives that meet the eligibility requirements. There can be no more than two Covered Lives. The Joint Life election is not available if the Owner is not a natural person. To be eligible for Joint Life, the Covered Lives must be:
a.    The Owner and the Owner’s spouse, provided there is only one Owner and the spouse is named as a primary beneficiary; or
b.    The joint Owners, provided the joint Owners are each other’s spouse.
If you elect Joint Life, and one spouse dies prior to the first withdrawal under the Contract, your election will automatically change to Single Life. You cannot change your election of Single Life or Joint Life under any other circumstances, regardless of any change in life events.
NOTE:     Under the Code, spousal continuation and certain distribution options are available only to “spouses.” In satisfying such requirements, we will treat same-sex couples legally married in their respective states as having the same rights to benefits under federal law as opposite sex couples. All Contract provisions will be interpreted and administered in accordance with the Code and the relevant Internal Revenue Service guidance. For more information, please see your tax advisor.
Determining the Secure Income Benefit Base
The Secure Income Benefit Base is used to calculate the annual Secure Income Benefit Payment. We calculate the Secure Income Benefit Base on the Contract Date and each Contract Anniversary. The Secure Income Benefit Base may increase on the Segment Anniversary if there is a Step-Up.
The initial Secure Income Benefit Base is equal to your Premium Payment.
On each Contract Anniversary, the Secure Income Benefit Base is reset to the result of (a-b), where:
a = prior year Secure Income Benefit Base (or initial Secure Income Benefit Base if first Contract Anniversary);
b = any Excess Withdrawals taken since the previous Contract Anniversary.*
If you satisfy the eligibility requirements for a Step-Up on a Segment Anniversary and the Step-Up Base is greater than the Secure Income Benefit Base, we will increase the Secure Income Benefit Base to the Step-Up Base. We will not reduce your Secure Income Benefit Base at any time unless you take an Excess Withdrawal.
On each Segment Anniversary, you are eligible for a Step-Up of the Secure Income Benefit Base if you satisfy all of the following requirements:
1.    The Segment Anniversary occurs before the later of:
a.    the Segment Anniversary following the date the Covered Life (or oldest Covered Life, if applicable) attains age 85; or
b.    12 years after the Contract Date; and
2.    You have not fully Annuitized the Contract.
On each Segment Anniversary when you satisfy the requirements for a Step-Up, the Secure Income Benefit Base is reset to the Step-Up Base if it is greater than the Secure Income Benefit Base.
For example, assume on a Segment Anniversary your Secure Income Benefit Base is $10,000, the Step-Up Base is $12,000, and you are eligible for a Step-Up. Based on those assumptions, your Secure Income Benefit Base would be reset from $10,000 to $12,000. If instead the Step-Up Base were $8,000, your Secure Income Benefit Base would remain $10,000.
* NOTE:     The reduction for an Excess Withdrawal will be greater than dollar-for-dollar if the Contract Accumulated Value is less than the Secure Income Benefit Base at the time of the Excess Withdrawal.
An Excess Withdrawal is (i) any withdrawal taken before the availability of Secure Income Withdrawals or (ii) after Secure Income Withdrawals become available, the portion of any withdrawal that exceeds the Secure Income Benefit Payment.
If an Excess Withdrawal causes the Secure Income Benefit Base to reduce to $0, the GLWB and the Contract will immediately terminate. Excess Withdrawals may also be subject to Surrender Charges, negative Bond Adjustments, negative Equity Adjustments and taxes and tax penalties.
See Excess Withdrawals later in this section for information about the negative effect of Excess Withdrawals.
Determining the Secure Income Percentage
Your Secure Income Percentage is determined on the date of the first withdrawal from the Contract based on the Income Option in effect at that time. Your Secure Income Percentage is the sum of a + b, where:
a = the Initial Secure Income Percentage; and
b = the sum of the Secure Income Deferral Credits earned through the most recent Contract Anniversary. The Initial Secure Income Percentage applicable to your Contract will depend on:
•    The age of the Covered Life (or youngest Covered Life) on the Contract Date;
•    Whether you have elected Level Income Option or the Tiered Income Option; and
•    Whether you have elected Single Life or Joint Life.
Generally, the Initial Secure Income Percentage will be:
•    Higher for an older Covered Life compared to a younger Covered Life;
•    Lower for Joint Life compared to Single Life;
•    Lower for Level Income Option compared to Tiered Income Option before Accumulated Value is reduced to $0; and
•    Higher for Level Income Option compared to Tiered Income Option after Accumulated Value is reduced to $0.
The Secure Income Deferral Credits applicable to your Contract will depend on how many full Contract Years have passed before taking your first withdrawal.
For example, on the date of your first withdrawal from the Contract, if your Initial Secure Income Percentage is 2.00% and you have a total of 0.50% in Secure Income Deferral Credits, your Secure Income Percentage will equal 2.50%.
The Initial Secure Income Percentages and Secure Income Deferral Credit percentage applicable to new Contracts are stated in the Rate Sheet Supplement. The Initial Secure Income Percentages and Secure Income Deferral Credit percentage applicable to existing Contracts are stated in APPENDIX E.
Effect of Withdrawals
Secure Income Withdrawals are available beginning (i) on the Contract Date if the Covered Life (or oldest Covered Life, if applicable) is at least age 59½ or (ii) on the date that the Covered Life (or oldest Covered Life, if applicable) attains age 59½.
Secure Income Withdrawals will not reduce your Secure Income Benefit Base or your Secure Income Benefit Payment for future Contract Years, and are not subject to Surrender Charges or Bond Adjustments, but may be subject to Equity Adjustments and taxes.
The GLWB does not require you to take an available Secure Income Benefit Payment. If you elect not to take an available Secure Income Benefit Payment, that amount will not be carried forward to the next Contract Year.
Once you take a withdrawal under the Contract, you will no longer be eligible for additional Secure Income Deferral Credits beyond those you already earned (if any).
Upon taking your first withdrawal from the Contract, your Secure Income Percentage will be calculated. Your Secure Income Percentage will not change, except that your Secure Income Percentage will be recalculated under Tiered Income Option when and if we become responsible for making lifetime payments of the Secure Income Benefit Payment.
Each Secure Income Withdrawal decreases the Secure Income Benefit Payment remaining for that Contract Year on a dollar-for-dollar basis. Once you are eligible to begin taking Secure Income Withdrawals, a Secure Income Withdrawal may include a full withdrawal, partial withdrawal, withdrawal of the Free Surrender Amount, RMD withdrawal, scheduled withdrawal or unscheduled withdrawal. A partial Annuitization, while not a withdrawal, will also count against your Secure Income Benefit Payment.
Each time you take a withdrawal, it is reflected immediately in your Contract Accumulated Value.
Excess Withdrawals may significantly reduce or even terminate the GLWB. Excess Withdrawals may be subject to Surrender Charges, Bond Adjustments, Equity Adjustments and taxes and tax penalties. If you take Excess Withdrawals, the Secure Income Benefit Base will be reduced on the next Contract Anniversary (unless you take an Excess Withdrawal that is a full withdrawal of your Accumulated Value, in which case the GLWB and the Contract will terminate immediately). See Excess Withdrawals below for information about the negative impact of Excess Withdrawals.
Excess Withdrawals
An Excess Withdrawal is (i) any withdrawal taken before Secure Income Withdrawals are available and (ii)    after Secure Income Withdrawals become available, the portion of any withdrawal that exceeds the Secure Income Benefit Payment. An Excess Withdrawal may be a full withdrawal, partial withdrawal, scheduled withdrawal or unscheduled withdrawal. A partial Annuitization will be treated like an Excess Withdrawal for purposes of calculating the reduction in your benefit to the extent that the amount Annuitized would have been an Excess Withdrawal if withdrawn rather than Annuitized.
Excess Withdrawals decrease the Secure Income Benefit Base, which will reduce future Secure Income Benefit Payments. The reductions can be greater than dollar-for-dollar when the Contract Accumulated Value is less than the Secure Income Benefit Base at the time of the Excess Withdrawal. If an Excess Withdrawal reduces your Secure Income Benefit Base to $0, the GLWB and the Contract will terminate immediately. Excess Withdrawals may also be subject to Surrender Charges, Bond Adjustments, Equity Adjustments and taxes and tax penalties.
NOTE: Under 72(t) of the Code, a customer can receive substantially equal payments without an IRS tax penalty, even if under age 59½. If you receive 72(t) distributions and are not yet eligible to take Secure Income Withdrawals, these 72(t) distributions will be treated as Excess Withdrawals.
If you choose to take an Excess Withdrawal, the equation below shows how to calculate the Excess Withdrawal adjustment to the Secure Income Benefit Base. Excess Withdrawals will reduce the Secure Income Benefit Base in an amount equal to the greater of 1 or 2, where:
1= the Excess Withdrawal; and
2 = the result of (a divided by b) multiplied by c, where:
a = the Excess Withdrawal amount;
b = the Contract Accumulated Value after the Secure Income Withdrawal amount (if any) is deducted, but prior to deducting the amount of the Excess Withdrawal; and
c = the Secure Income Benefit Base prior to the reduction for the Excess Withdrawal.
The following example reflects how an Excess Withdrawal can reduce your Secure Income Benefit Base by more than the amount withdrawn. Assume that you take a $10,000 withdrawal and immediately prior to the withdrawal: (i) your Accumulated Value is $50,000 (which would reflect any applicable Equity Adjustment); (ii) the Secure Income Benefit Base is $60,000; and (iii) the remaining Secure Income Benefit Payment for the Contract Year is $6,000. Based on these assumptions the following would occur:
•    Your Accumulated Value would be reduced to $40,000 (i.e., $50,000 – $10,000 = 40,000).
•    The first $6,000 withdrawn would be a Secure Income Withdrawal, which would not be subject to Surrender Charges or a Bond Adjustment, but may be subject to taxes.
•    The remaining $4,000 withdrawn would be an Excess Withdrawal, which could be subject to Surrender Charges, a Bond Adjustment, taxes and tax penalties.
•    The Secure Income Benefit Base would be reduced to $54,545, representing a reduction of $5,455. Using the formula above, the reduction to the Secure Income Benefit Base of $5,455 is calculated as the greater of 1 or 2 as follows:
1 = $4,000, which the amount of the Excess Withdrawal
2 = $5,455, which is the result of (a divided by b) multiplied by c, where:
a = $4,000, which is the amount of the Excess Withdrawal;
b = $44,000, which is the Contract Accumulated Value after deducting the Secure Income Withdrawal, but prior to deducting the Excess Withdrawal; and
c = $60,000, which is the Secure Income Benefit Base immediately prior to the reduction for the Excess Withdrawal
The following example reflects how an Excess Withdrawal can reduce your Secure Income Benefit Base to $0 and terminate the GLWB and the Contract. Assume that you take a $10,000 withdrawal and immediately prior to the withdrawal: (i) your Accumulated Value is $10,000 (which would reflect any applicable Equity Adjustment); (ii) the Secure Income Benefit Base is $2,000; and (iii) the remaining Secure Income Benefit Payment for the Contract Year is $0. Based on these assumptions the following would occur:
•    Your Accumulated Value would be reduced to $0 (i.e., $10,000 – $10,000 = $0).
•    The entire $10,000 withdrawn would be an Excess Withdrawal, which could be subject to Surrender Charges, a Bond Adjustment, taxes and tax penalties.
•    The Secure Income Benefit Base would be reduced to $0, representing a reduction of $2,000. Using the formula above, the reduction to the Secure Income Benefit Base of $2,000 is calculated as the greater of 1 or 2 as follows (subject to the fact that the Secure Income Benefit Base cannot be reduced below $0):
1 = $10,000, which the amount of the Excess Withdrawal
2 = $2,000 which is the result of (a divided by b) multiplied by c, where:
a = $10,000, which is the amount of the Excess Withdrawal;
b = $10,000, which is the Contract Accumulated Value after deducting the Secure Income Withdrawal (there is no Secure Income Withdrawal in this example), but prior to deducting the Excess Withdrawal; and
c = $2,000, which is the Secure Income Benefit Base immediately prior to the reduction for the Excess Withdrawal
Because the Secure Income Benefit Base prior to the Excess Withdrawal equaled $2,000, and the Secure Income Benefit Base cannot be reduced below $0, the Secure Income Benefit Base was reduced by $2,000, not $10,000.
•    Because the Secure Income Benefit Base has been reduced to zero, the GLWB will immediately terminate. The Contract will also terminate immediately because the Contract Accumulated Value has been reduced to zero.
Required Minimum Distribution (RMD) Program for Secure Income Protector (GLWB)
Tax-qualified contracts are subject to federal tax rules requiring that RMD be taken on a calendar year basis (i.e., compared to a Contract Year basis), usually beginning after age 73.
If you are eligible for and enroll in our RMD Program, as discussed below, a withdrawal taken to satisfy RMD for the Contract (an “RMD amount”) that exceeds a Secure Income Benefit Payment for that Contract Year will not be deemed an Excess Withdrawal. If you are eligible for and do not enroll in our RMD Program, as discussed below, a withdrawal taken to satisfy RMD for the Contract that exceeds a Secure Income Benefit Payment for that Contract Year will be deemed an Excess Withdrawal.
Eligibility in the RMD Program is determined by satisfaction of the following requirements:
•    The amount required to be distributed each calendar year for purposes of satisfying the RMD rules of the Internal Revenue Code is based only on this Contract (the RMD amount); and
•    You have elected scheduled withdrawal payments.
NOTE:     Although enrollment in the RMD Program does not prevent you from taking an unscheduled withdrawal, an unscheduled withdrawal will cause you to lose the RMD Program protections for the remainder of the Contract Year. This means that any withdrawals (scheduled or unscheduled) during the remainder of the Contract Year that exceed applicable Secure Income Benefit Payment will be treated as Excess Withdrawals, even if the purpose is to take the RMD amount. You will automatically be re-enrolled in the RMD Program on your next Contract Anniversary.
We reserve the right to modify or eliminate the RMD Program; for example, if there is a change to the Internal Revenue Code or Internal Revenue Service rules or interpretations relating to RMD, including the issuance of relevant IRS guidance. We will send you at least 30 days advance notice of any change in or elimination of the RMD Program. Any modifications or elimination of the RMD Program will take effect after notice. If we exercise our right to modify or eliminate the RMD Program, then any scheduled or unscheduled withdrawal in excess of a Secure Income Benefit Payment after the effective date of the program’s modification or elimination will be deemed an Excess Withdrawal.
Enrollment in the RMD Program is not necessary for RMD withdrawals to be treated as withdrawals of the Free Surrender Amount not subject to Surrender Charges or Bond Adjustments, as described in 7. FEES, CHARGES AND ADJUSTMENTS.
You may obtain more information regarding our RMD Program by contacting your financial professional or by calling us at 1-800-852-4450.
Effect of the Contract Accumulated Value Reaching Zero
We will send you prior written notice whenever reasonably feasible if your Contract Accumulated Value is approaching $0.
In the event that the Contract Accumulated Value reduces to $0, we will continue to pay the Secure Income Benefit Payments pursuant to your elections, provided that your Secure Income Benefit Base is greater than zero. In other words, if your Contract Accumulated Value is reduced to $0 for any reason other than an Excess Withdrawal, our lifetime payment obligations under the GLWB will be triggered.
For example, for a Level Income Option, assume that you take a $10,000 withdrawal and immediately prior to the withdrawal: (i) your Accumulated Value is $10,000 (which would reflect any applicable Equity Adjustment); (ii) the Secure Income Benefit Base is $100,000; and (iii) the Secure Income Benefit Payment for the Contract Year was $10,000; and (iv) the remaining Secure Income Benefit Payment for the Contract Year is $10,000. Based on these assumptions the following would occur:
•    Your Accumulated Value would be reduced to $0 (i.e., $10,000 – $10,000 = $0).
•    The entire $10,000 withdrawn would be a Secure Income Withdrawal, which could be subject to an Equity Adjustment and taxes.
•    The Secure Income Benefit Base would not be reduced because the entire withdrawal is a Secure Income Withdrawal.
•    Because the Accumulated Value was reduced to $0 for a reason other than an Excess Withdrawal, beginning in the next Contract Year, we will begin paying the $10,000 Secure Income Benefit Payment annually until the death of the applicable Covered Life.
As another example, using the same assumptions but for a Tiered Income Option GLWB, the following would occur:
•    Your Accumulated Value would be reduced to $0 (i.e., $10,000 – $10,000 = $0).
•    The entire $10,000 withdrawn would be a Secure Income Withdrawal, which could be subject to an Equity Adjustment and taxes.
•    The Secure Income Benefit Base would not be reduced because the entire withdrawal is a Secure Income Withdrawal.
•    Because the Accumulated Value was reduced to $0 for a reason other than an Excess Withdrawal, beginning in the next Contract Year, we will pay the Secure Income Benefit Payment annually.
•    However, due to the Tiered Income Option election, the Secure Income Benefit Payment will be recalculated. Assuming that the applicable Initial Secure Income Percentage plus earned Secure Income Deferral Credits is 5.00%, the annual Secure Income Benefit Payment will equal $5,000 (i.e., $100,000 x 5% = $5,000), not $10,000.
NOTE: In the event that the Contract Accumulated Value reduces to $0 for a reason other than an Excess Withdrawal, Secure Income Benefit Payments will continue as discussed above, but all other rights and benefits from the accumulation period will terminate (including the death benefit).
Effect of Annuitization
On the latest Annuitization Date, if your Contract reaches that date, the accumulation period must end and the GLWB (and the death benefit) will terminate. Likewise, prior to the latest Annuitization Date, if you fully Annuitize the Contract, the accumulation period will end and the GLWB (and the death benefit) will terminate. Generally, you should not elect to fully Annuitize the Contract unless the annual amount of your annuity payments would be greater than your annual Secure Income Benefit Payment under the GLWB. In this regard, if your Secure Income Benefit Base is greater than your Contract Accumulated Value, the income stream provided by your GLWB is likely more valuable than an income stream under an annuity benefit payment option. Before Annuitizing or selecting a payment option, you should consult with a financial professional and contact us toll-free at 1-800-852-4450 for a comparison of the different payout options based on your Contract. You should also understand that, in electing to fully Annuitize, you would be terminating the GLWB as well as the death benefit.
If the Contract reaches the latest Annuitization Date, the GLWB will terminate, but you may choose to continue the income stream provided by the GLWB by electing to receive fixed payments equal to your Secure Income Benefit Payment each Contract Year until the death of the last Covered Life. If you make this election, you will forfeit your remaining Contract Accumulated Value, and we will make the payments from our own assets.
Note: If your GLWB has Tiered Income Option, and you elect to receive fixed payments equal to your Secure Income Benefit Payment each Contract Year until the death of the last Covered Life as described above, we will calculate the number of payments you will receive based on the Tier 1 Secure Income Percentage by taking your Accumulated Value divided by the Secure Income Benefit Payment at the scheduled payment frequency. After you have received that number of payments, your payment will decrease to be based on the Tier 2 Secure Income Percentage multiplied by the Secure Income Benefit Base. Payments will still only continue until the date of death of the last Covered Life.
Alternatively, you may choose to apply your entire Contract Accumulated Value to an annuity benefit payment option that we make available, such as Life Income, Life Income with Period Certain, Joint and Survivor, and Joint and Survivor with Period Certain. If you select one of these options, your entire Contract Accumulated Value will be applied to the selected option and we will make the payments from our own assets. However, you should understand that you would be forfeiting the income stream provided by the GLWB (for which you paid GLWB Fees, potentially over many years), and that the income stream provided by one of these options will generally differ in amount and/or duration compared to the income stream provided by the GLWB.
If we have not received your selection as of the latest Annuitization Date, you will receive the following option that results in the higher annual payment amount: (a) fixed payments equal to your Secure Income Benefit Payment each Contract Year until the death of the last Covered Life or (b) Life Income with payments guaranteed for a period of 10 years (for Contracts with one Annuitant) or Joint and Full Survivor Income with payments guaranteed for a period of 10 years (for Contracts with two Annuitants). We will send you written notice at least 30 days prior to the latest Annuitization Date and ask you to select a payment option.
The Contract is generally designed for an Owner to remain in the accumulation phase and keep the GLWB in force, while taking Secure Income Withdrawals and avoiding Excess Withdrawals, in order to maximize the likelihood that the Contract Accumulated Value will be reduced to zero for a reason other than an Excess Withdrawal, thereby triggering our lifetime payment obligations under the GLWB. Nonetheless, it is possible that the income stream provided by an annuity benefit payment option (e.g., payments for a period certain) may be more appropriate for you based on your personal circumstances and financial goals. As such, before Annuitizing or selecting a payment option, you should consult with a financial professional and contact us toll-free at 1-800-852-4450 for a comparison of the different payout options based on your Contract.
Effect of Divorce
The following table illustrates divorce situations and the resulting outcomes.

If…	And…	Then…
You are the sole Owner of the contract	You direct us to take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse
Any portion of such withdrawal that exceeds the available Secure Income Benefit Payment will be deemed an Excess Withdrawal.
You will retain all rights and benefits of the rider.
Note: If the Excess Withdrawal causes the Secure Income Benefit Base to go to zero, the GLWB and the Contract will terminate immediately.

If…	And…	Then…
You are the sole Owner of the contract	You direct us to change ownership of the Contract to your former spouse to satisfy a court order	The GLWB will terminate. Your former spouse will become the new Owner of the Contract and will retain all rights and benefits of the Contract.

Contract is jointly owned	You direct us to take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse
The spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the GLWB while the former spouse will no longer have any such rights or be entitled to any benefits under the GLWB.
Note: If the withdrawal is an Excess Withdrawal and causes the Secure Income Benefit Base to go to zero, the GLWB and the Contract will terminate immediately.
If Joint Life has been elected, the Joint Life election will not be changed and your Secure Income Percentage will not be adjusted.

Contract is jointly owned	You direct us to remove one of the joint Owners to satisfy a court order
The spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the GLWB while the former spouse will no longer have any such rights or be entitled to any benefits under the GLWB.
If Joint Life has been elected, the Joint Life election will not be changed and your Secure Income Percentage will not be adjusted.

Spousal Continuation of the GLWB
The GLWB provides that the Secure Income Benefit Payment may be available in certain situations to an eligible spouse who continues the Contract with the GLWB. If you die while the GLWB is in effect and if your surviving spouse elects to continue the Contract in accordance with its terms, the surviving spouse may also elect to continue the GLWB if:
1.    The Contract Accumulated Value is greater than zero;
2.    There has not been a previous spousal continuation of the Contract and the GLWB; and
3.    Your spouse is either: (a) your primary beneficiary, if you were the sole Owner; or (b) the surviving joint Owner, if there were joint Owners.
If your spouse elects to continue the Contract without the GLWB, the GLWB and all rights, benefits and charges under the GLWB will terminate.
NOTE: Although spousal continuation may be available under federal tax laws for a subsequent spouse, the GLWB may be continued one time only.
The following tables illustrate the various changes and the resulting outcomes associated with continuation of the GLWB by an eligible surviving spouse.

If you die and…	And…	Then if your spouse continues this Contract…
No withdrawals have been taken since the Contract Date	Your spouse meets the minimum Contract issue age requirement
Your spouse may continue the GLWB and take withdrawals until the earlier of your spouse’s death or the Secure Income Benefit Base reduces to zero.
Secure Income Benefit Payments will automatically be calculated as “Single Life” and your spouse will be the sole Covered Life. Your spouse may not add a new Covered Life or elect “Joint Life”.
The Initial Secure Income Percentage and Secure Income Deferral Credit percentage will be based on your spouse’s age on the Contract Date.
All other provisions of the GLWB will continue as in effect on the date of your death.

No withdrawals have been taken since the Contract Date	Your spouse does not meet the Contract minimum issue age requirement	The GLWB terminates upon your death. All other provisions of this Contract will continue as in effect on the date of your death.

If you die and…	And…	And…	Then if your spouse continues this Contract…
Withdrawals have been taken since the Contract Date	You have elected “Single Life” Secure Income Benefit Payments	N/A	The GLWB terminates upon the death of the first Covered Life to die. All other provisions of this Contract will continue as in effect on the date of your death.
Withdrawals have been taken since the Contract Date	You have elected “Joint Life” Secure Income Benefit Payments	Your spouse is the surviving Covered Life
Your spouse may continue the GLWB and take Secure Income Benefit Payments until the earlier of your spouse’s death or the Secure Income Benefit Base reduces to zero.
Secure Income Benefit Payments will continue to be calculated as “Joint Life”.

The Secure Income Percentage will remain locked in at the “Joint Life” percentage applicable on the date of your first withdrawal and will not be reset to reflect your death.
All other provisions of the GLWB will continue as in effect on the date of your death.
Withdrawals have been taken since the Contract Date	You have elected “Joint Life” Secure Income Benefit Payments	There is no surviving Covered Life	The GLWB terminates upon your death. All other provisions of this Contract will continue as in effect on the date of your death.

Free Surrender Amount Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Free Surrender Amount
Purpose of Benefit [Text Block]	Provides for an amount that may be withdrawn each Contract Year without incurring Surrender Charges or Bond Adjustments
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]
•    Only available during the accumulation period
•    Withdrawals of Free Surrender Amount may be subject to negative Equity Adjustments and taxes and tax penalties
•    All withdrawals count against Free Surrender Amount
•    Partial Annuitizations count against Free Surrender Amount remaining, but are not treated as withdrawals of Free Surrender Amount
•    Unused Free Surrender Amount not available in future Contract Years

Name of Benefit [Text Block]	Free Surrender Amount
Income Distribution Plan Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Income Distribution Program
Purpose of Benefit [Text Block]
Provides for automatic Transfer at the start of each Segment Term an amount equal to your Secure Income Benefit Payment from ended Index-Linked Segment Options to the Fixed Segment Option, such that Secure Income Withdrawals may be taken from the Fixed Segment Option without Equity Adjustments applying

Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
•    Only available during the accumulation period
•    If insufficient Accumulated Value in the ended Index-Linked Segment Options, will Transfer only the amount available
•    No automatic Transfer if no Index- Linked Segment Options ending on a Segment Anniversary
•    Withdrawals from the Fixed Segment Option are not guaranteed to be Secure Income Withdrawals depending on your withdrawal activity during a Contract Year

Name of Benefit [Text Block]	Income Distribution Program
Required Minimum Distribution (RMD) Program Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Required Minimum Distribution (RMD) Program
Purpose of Benefit [Text Block]	Provides for RMD amounts withdrawn in excess of the Secure Income Benefit Payment to be treated as Secure Income Withdrawals rather than Excess Withdrawals
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
•    Only available during the accumulation period
•    Must be eligible for and enroll in the program for excess RMD amounts to be treated as Secure Income Withdrawals (not Excess Withdrawals)
•    If not enrolled, excess RMD amounts will be treated as Excess Withdrawals, even if you were eligible for the program
•    Must elect scheduled withdrawal payments to enroll
•    Unscheduled withdrawals may be Excess Withdrawals
•    Enrollment not necessary for RMD withdrawals to be treated as withdrawals of the Free Surrender Amount

Name of Benefit [Text Block]	Required Minimum Distribution (RMD) Program
Segment Lock-Ins Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Segment Lock-Ins
Purpose of Benefit [Text Block]
Gives you the option to lock in an Equity Adjustment for an Index-Linked Segment Option prior to the Segment End Date If exercised, you will receive a Segment Credit on the Segment End Date equal to the locked-in Equity Adjustment rather than Segment Credits using the point-to-point crediting methodology for the Index-Linked Segment Option

Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]
•    We will not provide advice or notify you regarding whether you should exercise Segment Lock-In or the optimal time for doing so (if any)
•    We will not warn you if you exercise Segment Lock-In at a sub-optimal time
•    We will not warn you if you set Lock-In Thresholds for Automatic Segment Lock-In at sub-optimal levels
•    You will not know the locked-in Equity Adjustment in advance; the locked-in Equity Adjustment could be lower than you anticipated
•    We are not responsible for any losses or forgone gains related to your decision whether or not to exercise Segment Lock-In
•    Only available during the accumulation period
•    Only available for the Index-Linked Segment Options
•    Will not participate in Index performance (positive or negative) for the remainder of the Segment Term, including the Segment End Date
•    Floor Rate, Buffer Rate, Peak Buffer Midpoint, Cap Rate and Participation Rate, as applicable, will not apply on the Segment End Date
•    Locking-in a negative Equity Adjustment will result in loss, no downside protection under buffer or floor will apply, and the loss could be significant
•    For multi-year Segment Terms, upon exercise, Segment End Date will always be next Segment Anniversary
•    Cannot be exercised during last two Valuation Days prior to Segment End Date
•    May be exercised once per Segment Term for each Index-Linked Segment Option
•    May only exercise for entire Accumulated Value in an Index-Linked Segment Option
•    Exercise is irrevocable

Name of Benefit [Text Block]	Segment Lock-Ins
Critical Need Surrender Charge Waiver Rider Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Critical Need Surrender Charge Waiver Rider
Purpose of Benefit [Text Block]	Waiver of Surrender Charges in the event of a critical need
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]
•    Automatically included in Contract at issue
•    Only available during the accumulation period
•    Owner or Annuitant must have a “critical need” as defined by the benefit
•    Critical need must not pre-exist the Contract Date
•    Withdrawals under the benefit may be subject to negative Bond Adjustments, negative Equity Adjustments and taxes and tax penalties
•    Withdrawals count against the Free Surrender Amount
•    Withdrawals count against the Secure Income Benefit Payment under the GLWB

Name of Benefit [Text Block]	Critical Need Surrender Charge Waiver Rider
Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
Yes.
•    You can lose money by investing in the Contract, including loss of principal and previous earnings.
•    Under an Index-Linked Segment Option, the maximum amount of loss that you could experience from negative Index performance at the end of a Segment Term, after taking into account the minimum limits on Index loss currently provided under the Contract, would be: 90% loss for a 10% Buffer Rate; 80% loss for a 20% Buffer Rate; 10% loss for a 10% Floor Rate; or 0% loss for a 0% Floor Rate.
•    The limits on Index loss offered under the Contract may change from one Segment Term to the next; however, we will always offer an Index-Linked Segment Option with a 10% Buffer Rate. As such, there will always be an Index-Linked Segment Option that limits Index losses for a single Segment Term to a maximum of 90% (although your cumulative losses over multiple Segment Terms could be greater).
•    In the future, we may not offer any Index-Linked Segment Options with a floor, and we do not guarantee a minimum Floor Rate for any new Floor Segment Option that we may offer in the future.

Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
No.
•    The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
•    The Contract’s tax deferral and long-term income features are generally more beneficial to investors with a long time horizon.
•    Amounts withdrawn or otherwise Surrendered under the Contract may be subject to Surrender Charges, negative Bond Adjustments and taxes and tax penalties. In addition, for Index-Linked Segment Options, withdrawals, other Surrenders and GLWB Fee deductions before the Segment End Date may result in negative Equity Adjustments and loss of positive Index performance.
•    Withdrawals and other Surrenders will reduce your Crediting Base in a Segment Option. Deductions for GLWB Fees also reduce the Crediting Base. Generally, prior to the Segment End Date, the Crediting Base for an Index-Linked Segment Option will be proportionately reduced, and the proportionate reduction could be greater than the amount Surrendered or deducted. Reductions to your Crediting Base will result in lower Segment Interim Values for the remainder of the Segment Term and less Segment Return (if any) on the Segment End Date.
•    At the end of a Segment Term, Accumulated Value in the ended Segment Option will be reinvested, Transferred, withdrawn or Annuitized based on your instructions. In the absence of instructions, that amount will be re-invested in the same Segment Option for a new Segment Term (with the Cap Rate and Participation Rate or annual interest rate applicable to a new Segment Term). If the same Segment Option is no longer available, that amount will be automatically Transferred to the applicable default option.
o    If the ended Segment Option is an Index-Linked Segment Option, and that Index-Linked Segment Option is no longer available, the default option will be a 1-year Index-Linked Segment Option with the same Index and Buffer Rate or Floor Rate, if available (with the Cap Rate and Participation Rate applicable to a new Segment Term). If there is no such Segment Option available, the default option will be the Fixed Segment Option (with the annual interest rate applicable to a new Segment Term).
o    If the ended Segment Option is the Fixed Segment Option, and the Fixed Segment Option is no longer available, the default option will be the following Index-Linked Segment Option: Point-to-Point, S&P 500 Price Return Index, Participation Rate and Cap Rate, 1-year Segment Term, 0% Floor.
o    We reserve the right to change the default Segment Options in the future.

Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
•    An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Index-Linked Segment Options). Each investment option (including the Fixed Segment Option) has its own unique risks. You should review the available investment options before making an investment decision.
For Index-Linked Segment Options
•    The Participation Rate and Cap Rate, as applicable, may limit positive Index returns (i.e., limited upside). This may result in you earning less than the Index return. For example:
o    If the Index Change is 5%, Participation Rate is 80% and Cap Rate is 10%, we would apply only 4% gain at the end of the Segment Term using the Participation Rate (i.e., 5% x 80% = 4%).
o    If the Index Change were instead 15%, we would not apply the Participation Rate, as that would result in gain (12%) exceeding the Cap Rate (10%). We would apply only 10% gain using the Cap Rate at the end of the Segment Term.
•    The Buffer Rate or Floor Rate, as applicable, may limit your losses due to negative Index returns at the end of the Segment Term (e.g., limited protection in the case of market decline). Although your losses from negative Index returns may be limited, they may not be entirely prevented, and you could lose a significant amount of money. For example:
o    If the Index Change is -25% and the Buffer Rate is 10%, we will apply a 15% loss (the amount of negative Index performance that exceeds the Buffer Rate) at the end of the Segment Term.
o    If the Index Change is -25% and the Floor Rate is 10%, we will apply a 10% loss (the amount of negative Index performance up to the Floor Rate) at the end of the Segment Term.
•    While a Floor Segment Option with a 0% Floor Rate provides complete protection from losses due to negative Index returns, like any other Index-Linked Segment Option, there may be losses due to Surrender Charges, negative Bond Adjustments, negative Equity Adjustments and taxes and tax penalties.
•    While a Peak Buffer Segment Option provides for potential gain in the event of negative Index returns that do not exceed the Buffer Rate, a Peak Buffer Segment Option does not provide protection from losses for any negative Index returns in excess of the Buffer Rate.
•The limit on Index loss for an Index-Linked Segment Option, if any, applies only at the end of a Segment Term. Therefore, the limit on Index loss will not apply unless you hold your investment for the entire Segment Term. Also, the limit on Index loss is only for a single Segment Term. Over multiple Segment Terms, your cumulative losses may exceed the stated limit on Index losses for any single Segment Term.
•    An Index-Linked Segment Option’s limit on Index loss provides no protection from negative Bond Adjustments or negative Equity Adjustments.
.•    Each Index either (a) is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on securities composing the Index, or (b) deducts fees and costs when calculating Index performance. This will reduce the Index return and may cause the Index (and consequently your investment in the Index-Linked Segment Option) to underperform a direct investment in the securities composing the Index.

Index-Linked Option Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risk of Loss in Index-Linked Segment Options
An investment in this Contract is subject to the risk of poor investment performance of the Index-Linked Segment Options to which you have allocated Accumulated Value. You can lose money by investing in this Contract, including loss of principal and/or prior earnings. While limited protection from Index losses is provided under your Contract through a Buffer Segment Option, Peak Buffer Segment Option or Floor Segment Option, you bear some level of the risk of decline in your Contract’s Accumulated Value resulting from the performance of the Index-Linked Segment Options. The risk of losses may be significant.
Because of potential Equity Adjustments and/or Bond Adjustments, in extreme circumstances, it is possible the total loss could be 100% (i.e., a complete loss of your Premium Payment and any prior earnings) even if your Contract is outside of the Surrender Charge period. While the Equity Adjustment only applies on dates other than the Segment End Date, the Bond Adjustment may always apply, even on the Segment End Date. For additional information, see 10. INDEX-LINKED SEGMENT OPTION MECHANICS.

Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Fixed Segment Option and Index-Linked Segment Options), guarantees or benefits of the Contract are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request by calling 1-800-852-4450.

Risk Of Loss In Exercising Free Look [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risk of Loss in Exercising Free Look
Upon exercising your free look rights, the amount we will return to you will be based on the state law applicable to your Contract as follows:
•    In the states that require us to return your Premium Payment, we will return your Premium Payment without any interest earned.
•    In states where we return your Contract Accumulated Value, the free look amount will be the Contract Accumulated Value plus any premium tax charge deducted. If you have elected to have taxes withheld, we will subtract any applicable federal and state income tax withholding from the amount returned to you. In addition, with respect to any portion of your Premium Payment allocated to an Index-Linked Segment Option, you assume risk of loss due to the possibility of a negative Equity Adjustment. As a result, you may receive less money upon the exercise of your free look rights than you paid into the Contract in Premium Payment.
•    In states that require us to return the greater of your Premium Payment and your Contract Accumulated Value, the free look amount will be the greater of the values in the previous two bullets.
For additional information, see 8. PURCHASING THE CONTRACT — Right to Examine the Contract (Free Look).

Initial Holding Account Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Initial Holding Account Risk
When you first invest in the Contract, your Premium Payment will be held in the Initial Holding Account temporarily. While in the Initial Holding Account the amount invested earns only a fixed interest rate. We determine the annual interest rate for the Initial Holding Account at our discretion. In no event will we declare an annual interest rate lower than the Guaranteed Minimum Interest Rate of 0.05%. You bear the risk that we will not credit interest at a rate greater than the Guaranteed Minimum Interest Rate.
Your Premium Payment (plus credited interest) will be allocated from the Initial Holding Account to your selected Segment Option(s) on the next Segment Start Date (i.e., the next 9th or 23rd of any month), if we received the Premium Payment at least one Valuation Day prior to the next Segment Start Date. If not received by then, the Premium Payment will be allocated to your selected Segment Option(s) on the Segment Start Date immediately following the next Segment Start Date. We reserve the right to hold your Premium Payment (plus credited interest) in the Initial Holding Account until the end of the free look period. If we exercise this right, your Premium Payment would be held in the Initial Holding Account for the duration of the free look period plus the number of days until the next Segment Start Date after the free look period expires. Please note that free look periods vary by state. See APPENDIX C for state variations.
Depending on when we receive your Premium Payment, when Valuation Days occur in a given calendar month, and the length of the free look period under your Contract, it is possible that your Premium Payment (plus credited interest) could be held in the Initial Holding Account for an extended period of time, potentially multiple months. The Contract does not include a specific maximum number of days that the Premium Payment (plus credited interest) may be held in the Initial Holding Account. The specific number of days will depend on your circumstances, the allocation rules described above, and potentially factors that are beyond our control, such as unanticipated closures of the New York Stock Exchange. For example, assume that we receive your application in Good Order and your Premium Payment on October 9, 2024, we exercise our right to hold your Premium Payment in the Initial Holding Account until the end of the free look period, and the longest free look period currently possible of 45 days (for replacement Contracts issued in Pennsylvania) applies. Based on these assumptions, your Premium Payment (plus credited interest) would remain in the Initial Holding Account until December 9, 2024 (61 days total).
For additional information, see 8. PURCHASING THE CONTRACT — Initial Holding Account.

Index Performance Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Index Performance Risk
If you invest in an Index-Linked Segment Option, you will be exposed to the investment risks associated with the applicable Index, including the following:
•    The performance of an Index is based on changes in the values of the securities or other assets that compose the Index. The securities and assets composing the Indices are subject to a variety of investment risks, many of which are complicated and interrelated.
•    The performance of an Index will fluctuate, sometimes rapidly and unpredictably. Both short-term and long-term negative Index performance, over one or multiple Segment Terms, may cause you to lose principal or previous earnings. The historical performance of an Index does not guarantee future results. It is impossible to predict whether an Index will perform positively or negatively over the course of a Segment Term or multiple Segment Terms.
•    Each Index’s performance is subject to market risk, equity risk and issuer risk (in addition to other risks identified in this section):
•    Market Risk. Each Index could decrease in value over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Negative fluctuations in the value of an Index may be significant and unpredictable.
•    Equity Risk. Each Index is comprised of equity securities. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities may underperform in comparison to the general financial markets, a particular financial market, or other asset classes.
•    Issuer Risk. The performance of each Index depends on the performance of individual securities included in the Index. Changes in the financial condition, credit rating or public perception of an issuer of those securities may cause the value of the issuer’s securities to decline.
In recent years, the financial markets have at times experienced periods of significant volatility and negative returns, contributing to an uncertain and evolving economic environment. The performance of the markets has been impacted by several interrelating factors such as, but not limited to, natural disasters, public health crises, inflation, political and social developments and military and governmental actions. You should consult with your financial professional about how market conditions may impact your investment decisions under the Contract.
•    We calculate an Index Change by comparing the value of the Index between two specific points in time, which means the performance of the Index may be negative or flat for the Segment Term as a whole (including a multi-year Segment Term) even if the Index performed positively for certain periods of time during the Segment Term.
•    An investment in an Index-Linked Segment Option is not an investment in the companies that compose the applicable Index. You will not be invested in the Index or in the securities tracked by the Index. You will have no voting rights, no rights to receive cash dividends or other distributions and no other rights with respect to the companies that make up the Indices. An investment in an Index-Linked Segment Option is an investment in your Contract and amounts that you invest in the Contract become assets of the Company.
•    The S&P 500® Price Return Index, Russell 2000® Price Return Index and Nasdaq-100 Price Return Index® are “price return” indices, meaning the Index return does not include any dividends or other distributions declared by the companies included in the Index. This results in lower Index Values and, therefore, may negatively impact the performance of the Contract. The SG Smart Climate Index reflects deductions and costs that result in lower Index Values and, therefore, may negatively impact the performance of the Contract.
In addition to the foregoing, each Index has its own unique risks, as follows:
•    The S&P 500® Price Return Index
This Index is composed of equity securities issued by large-capitalization (“large cap”) U.S. companies. Generally, it is more difficult for large-cap companies to pivot their strategies quickly in response to changes in their industry. In addition, because they typically are more well-established, it is rare to see large-cap companies have the high growth rates that can be seen with small-capitalization (“small cap”) companies.
•    Russell 2000® Price Return Index
This Index is composed of equity securities of small-cap U.S. companies. Generally, the securities of small-cap companies are more volatile and riskier than the securities of large-cap companies.
•    Nasdaq-100 Price Return Index®
This Index is composed of equity securities issued by large-cap U.S. and non-U.S. companies, excluding financial companies. To the extent the Index is comprised of securities issued by companies in a particular sector, those securities may not perform as well as the securities of companies in other sectors or the market as a whole. The value of foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the U.S. dollar. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of U.S. issuers.
•    SG Smart Climate Index
This Index provides investment exposure to the performance of large-cap U.S. stocks that are selected based on proprietary climate risk preparedness scores and certain environmental, social and governance (ESG) filters. The Index provides exposure to such stocks through its underlying Index, the SG Climate Transition Risk Index (the “Underlying SGI Index”).
The Index is subject to several risks, such as the following:
•    ESG Methodology Risk. The Underlying SGI Index is composed of stocks that are selected based on an ESG methodology that includes climate risk scores and ESG exclusion filters. Investors’ views about ESG matters may differ from the Underlying SGI Index’s ESG methodology. As such, the ESG methodology may not reflect the beliefs or values of any particular investor. There is no guarantee that the ESG methodology will ultimately enhance the performance of the Index. The ESG methodology could detract from the performance of the Index, as companies with lower ESG ratings may perform better than companies with higher ESG ratings over the short or long term. Due to the inherent difficulty of forecasting within complex systems and the general unpredictability of future events, there is no guarantee that the predictive climate risk models used by the Underlying SGI Index will identify stocks that will perform well if climate events occur.
Same as Index-Linked Segment Option linked to any other Index, if you invest in an Index-Linked Segment Option linked to the SG Smart Climate Index, you are not investing in the companies that comprise the Index (including the Underlying SGI Index). Instead, you are investing in your Contract. Amounts that you invest in the Contract become assets of the Company. The assets in the Company's general account, which the Company invests to support its payment obligations under the Contract, are not invested based on ESG criteria.
•    Performance Drag Risk. The performance of the Index will always be worse than the performance of the underlying index. The Index reflects deductions that reduce performance, including a negative performance adjustment equal to 1.50% and fixed replication costs equal to 0.50%, each as an annualized percentage of Index Value. In addition, the performance of the Index is reduced by assumed costs of borrowing equal to the U.S. Federal Funds Rate. As of December 31, 2024, the U.S. Federal Funds Rate was 4.33%. The U.S. Federal Funds Rate will fluctuate over time and may be higher ow lower in the future. Without these deductions, the performance of the Index over any one year period would be higher by approximately 2.00% plus the U.S. Federal Funds Rate. While these deductions are not charges under the Contract, they result in lower Index Values and may therefore negatively impact the performance of your Contract.
•    Large-Cap Risk. Large-cap companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-cap companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large-cap companies has trailed the overall performance of the broader securities markets.
•    Index Disruption Risk. Disruptive and extraordinary events could impair the operation of the Index or the Underlying SGI Index. For example, these events could relate to the unavailability of necessary data to apply the ESG methodology, an insufficient number of eligible stocks or the termination or breach of a third-party licensing agreement. Should a disruptive or extraordinary event occur, the Index provider may take any actions permitted by the Index rules, such as postponing calculations or rebalances, adjusting the terms of an Index to preserve its economic characteristics, restating Index values or discontinuing the Index.
•    New Index Risk. The Index and the Underlying SGI Index have limited performance histories. Generally, there is less publicly available information about the Index and the Underlying SGI Index compared to more established market indexes. Inquiries regarding the Index or the Underlying SGI Index should be directed to your financial professional or Principal Life Insurance Company either by:
•    Calling us at 1-800-852-4450 between the hours of 7 a.m. and 6 p.m. Central Time
•    Sending us your inquiry at the below address:
Principal Life Insurance Company
Attn: RIS Annuity Services
P O Box 9382
Des Moines, Iowa 50306-9382
For more detailed information about this and the other available Indices, see APPENDIX B: ADDITIONAL INDEX DISCLOSURES.

Index Performance Risk, ESG Methodology Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
•    ESG Methodology Risk. The Underlying SGI Index is composed of stocks that are selected based on an ESG methodology that includes climate risk scores and ESG exclusion filters. Investors’ views about ESG matters may differ from the Underlying SGI Index’s ESG methodology. As such, the ESG methodology may not reflect the beliefs or values of any particular investor. There is no guarantee that the ESG methodology will ultimately enhance the performance of the Index. The ESG methodology could detract from the performance of the Index, as companies with lower ESG ratings may perform better than companies with higher ESG ratings over the short or long term. Due to the inherent difficulty of forecasting within complex systems and the general unpredictability of future events, there is no guarantee that the predictive climate risk models used by the Underlying SGI Index will identify stocks that will perform well if climate events occur.
Same as Index-Linked Segment Option linked to any other Index, if you invest in an Index-Linked Segment Option linked to the SG Smart Climate Index, you are not investing in the companies that comprise the Index (including the Underlying SGI Index). Instead, you are investing in your Contract. Amounts that you invest in the Contract become assets of the Company. The assets in the Company's general account, which the Company invests to support its payment obligations under the Contract, are not invested based on ESG criteria.

Index Performance Risk, Performance Drag Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Performance Drag Risk. The performance of the Index will always be worse than the performance of the underlying index. The Index reflects deductions that reduce performance, including a negative performance adjustment equal to 1.50% and fixed replication costs equal to 0.50%, each as an annualized percentage of Index Value. In addition, the performance of the Index is reduced by assumed costs of borrowing equal to the U.S. Federal Funds Rate. As of December 31, 2024, the U.S. Federal Funds Rate was 4.33%. The U.S. Federal Funds Rate will fluctuate over time and may be higher ow lower in the future. Without these deductions, the performance of the Index over any one year period would be higher by approximately 2.00% plus the U.S. Federal Funds Rate. While these deductions are not charges under the Contract, they result in lower Index Values and may therefore negatively impact the performance of your Contract.
Index Performance Risk, Large-Cap Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Large-Cap Risk. Large-cap companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-cap companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large-cap companies has trailed the overall performance of the broader securities markets.
Index Performance Risk, Index Disruption Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Index Disruption Risk. Disruptive and extraordinary events could impair the operation of the Index or the Underlying SGI Index. For example, these events could relate to the unavailability of necessary data to apply the ESG methodology, an insufficient number of eligible stocks or the termination or breach of a third-party licensing agreement. Should a disruptive or extraordinary event occur, the Index provider may take any actions permitted by the Index rules, such as postponing calculations or rebalances, adjusting the terms of an Index to preserve its economic characteristics, restating Index values or discontinuing the Index.
Index Performance Risk, New Index Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	New Index Risk. The Index and the Underlying SGI Index have limited performance histories. Generally, there is less publicly available information about the Index and the Underlying SGI Index compared to more established market indexes. Inquiries regarding the Index or the Underlying SGI Index should be directed to your financial professional or Principal Life Insurance Company either by:
•    Calling us at 1-800-852-4450 between the hours of 7 a.m. and 6 p.m. Central Time
•    Sending us your inquiry at the below address:
Principal Life Insurance Company
Attn: RIS Annuity Services
P O Box 9382
Des Moines, Iowa 50306-9382
For more detailed information about this and the other available Indices, see APPENDIX B: ADDITIONAL INDEX DISCLOSURES.

Liquidity Risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Liquidity Risks
Liquidity Risk Generally
This Contract is not suitable as a short-term savings vehicle and is not appropriate if you need ready access to cash. The benefits of tax deferral and allocation to Segment Options for the full Segment Terms are better for investors with long investment time horizons. Surrender charges apply for up to six years after the Premium Payment and these charges will reduce the value of your Contract if you withdraw money during that time.
A Bond Adjustment will generally apply to a withdrawal, death benefit or Annuitization from any Segment Option on any date (including a Segment End Date), subject to certain exceptions discussed in this prospectus. For example, Secure Income Withdrawals under the GLWB and withdrawals of the Free Surrender Amount are not subject to Bond Adjustments. The dollar amount of a Bond Adjustment is calculated based on the reduction to the Crediting Base for a Segment Option, and is then applied to the amount Surrendered. A partial withdrawal or Annuitization may reduce the Crediting Base by more than the amount Surrendered. In extreme circumstances, you could lose up to 100% of the amount Surrendered due to a negative Bond Adjustment. See 7. FEES, CHARGES AND ADJUSTMENTS — Bond Adjustment for additional information.
While the Contract provides for a Free Surrender Amount not subject to Surrender Charges or Bond Adjustments, the Free Surrender Amount is limited, and withdrawals of the Free Surrender Amount may be subject to negative Equity Adjustments and taxes. There also may be adverse tax consequences if you take early withdrawals from the Contract, including amounts withdrawn from the Contract being subject to a 10% federal penalty if taken before age 59½, which would be in addition to any other federal or state income taxes payable.
Limits on Transfers
The restrictions applicable to Transfers also creates liquidity risk. You are only able to make Transfers of Accumulated Value among the various Segment Options at the end of a Segment Term. This significantly limits your ability to react to changes in market conditions during Segment Terms.
Transfers to the Fixed Segment Option are subject to additional limits. The maximum you can allocate to the Fixed Segment Option for the initial Segment Term is 50%. Also, while the GLWB remains in effect, at the end of a Segment Term, Transfers to the Fixed Segment Option cannot result in your Accumulated Value in the Fixed Segment Option being more than the greater of (a) 50% of your total Accumulated Value or (b) your Secure Income Benefit Payment for the current Contract Year. This restriction will only be applicable if the Fixed Segment Option is involved in your Transfer request.
Your Transfer requests must be received by us at least two Valuation Days prior to the end of a Segment Term. If you submit a Transfer request but we do not receive it prior to the start of that two-day period, your Accumulated Value will be automatically re-invested as described in 11. OPTIONS AT END OF SEGMENT TERM. The Segment End Date counts as one of those two Valuation Days if the Segment End Date is on a Valuation Day. If the Segment End Date is not on a Valuation Day, the Valuation Day prior to the Segment End Date is the end of that two-day period. For example, if the Segment End Date is a Saturday, the end of the two-day period is the preceding Friday, and your Transfer request must be received by us before the end of the Valuation Day on the preceding Wednesday. This example assumes no holidays during this period.
In the absence of timely instructions in Good Order, the Accumulated Value in the ended Segment Option will be automatically re-invested in the same Segment Option for a new Segment Term (with the Cap Rate, Participation Rate or annual interest rate applicable to a new Segment Term), provided that the same Segment Option is available for a new Segment Term.
If we do not receive timely instructions in Good Order and the same Segment Option is no longer available, the Accumulated Value in the ended Segment Option will be automatically Transferred to the applicable default option, as follows:
•    If the ended Segment Option is the Fixed Segment Option, and the Fixed Segment Option is no longer available, the default option will be the following Index-Linked Segment Option: Point-to-Point, S&P 500 Price Return Index, Participation Rate and Cap Rate, 1-year Segment Term, 0% Floor.
•    If the ended Segment Option is an Index-Linked Segment Option, and that Index-Linked Segment Option is no longer available, the default option will be a 1-year Index-Linked Segment Option with the same Index and Buffer Rate or Floor Rate, if available (with the Cap Rate and Participation Rate applicable to a new Segment Term). If there are multiple such Segment Options available, the Accumulated Value in the ended Segment Option will be automatically Transferred to the one with the higher Cap Rate limitation. If there is no such Segment Option available, the default option will be the Fixed Segment Option (with the annual interest rate applicable to a new Segment Term).
We reserve the right to change the default options as described above in the future (e.g., we may designate the sole Index-Linked Segment Option that we guarantee to make available for the life of the Contract as the default option in all cases).
Please note, the Cap Rate, Participation Rate or annual interest rate we declare for the new Segment Term may differ (higher or lower) from the previous Segment Term, subject to the guaranteed limits described in this prospectus.
Transfers from a Segment Option are only allowed on the Segment End Date. If you wish to Transfer, you must Notify us at least two Valuation Days prior to the end of the Segment Term for the given Segment Option. The Segment End Date counts as one of those two Valuation Days if the Segment End Date is on a Valuation Day. If you fail to Transfer Accumulated Value at the end of a Segment Term and do not wish to remain invested in a particular Segment Option for another Segment Term, you may take a full withdrawal of the related Accumulated Value. Withdrawing all or some of the Accumulated Value may cause you to incur Surrender Charges, negative Bond Adjustments, negative Equity Adjustments, taxes and tax penalties, as discussed in this section. If you purchase another investment vehicle, it may have different features, fees and risks than this Contract. For additional information, see 11. OPTIONS AT END OF SEGMENT TERM.
Liquidity Risks Related to Segment Interim Value
See “Segment Interim Value Risk” below for information on how liquidity risks relate to our Interim Value calculation.
Consequences of Withdrawals/Surrenders Generally
There is a risk of loss of principal and/or prior earnings if you take a withdrawal from your Contract during the first six Contract Years where a Surrender Charge would be deducted. Withdrawals may also be subject to negative Bond Adjustments, negative Equity Adjustments and taxes and tax penalties, all of which may result in loss of principal and/or prior earnings. These may result in loss even when the Index for an Index-Linked Segment Option has performed positively. Withdrawals will also reduce the death benefit, perhaps by more than the amount withdrawn. Withdrawals under the Contract include full withdrawals, partial withdrawals, GLWB withdrawals (Secure Income Withdrawals and Excess Withdrawals), RMD withdrawals, scheduled withdrawals, unscheduled withdrawals and withdrawals of the Free Surrender Amount. Annuitizations and death benefits are subject to similar risks as withdrawals. They may be subject to negative Bond Adjustments whenever they occur, even on a Segment End Date. They may also be subject to negative Equity Adjustments if they occur prior to a Segment End Date for an Index-Linked Segment Option. If you set up scheduled withdrawals, your exposure to these risks will repeat as long as the scheduled withdrawals continue.
Other than implicit ongoing fees to the extent that your participation in Index gains is limited by our use of a Cap Rate or Participation Rate (i.e., the extent to which your positive returns, if any, under an Index-Linked Segment Option are lower than the Index's returns due to our application of a Cap Rate or Participation Rate), the only ongoing charge with this Contract is the charge for the Secure Income Protector GLWB. While the Secure
Income Protector GLWB remains in effect, the ongoing charge could also cause amounts available for withdrawal under your Contract to be less than what has been invested in the Contract, even if Index performance has been positive.
The limits on downside loss provided by the floor feature or buffer feature, as applicable, are for the entire Segment Term for a particular Segment Option and are not annual limits.
We may defer payments under this Contract for up to six months if the insurance regulatory authority of the state in which we issued the Contract approves such deferral.
For additional information, see 12. WITHDRAWALS.

Secure Income Protector (GLWB) Risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Secure Income Protector (GLWB) Risks
You should not purchase the Contract if you do not want the Secure Income Protector (GLWB). The Contract is automatically issued with the GLWB, and there is an annual ongoing fee for the benefit. Prior to your 6th Contract Anniversary, you cannot terminate the GLWB without fully Surrendering the Contract. A full Surrender may be subject to Surrender Charges (except Surrender Charges do not apply upon Annuitization or to death benefits), negative Bond Adjustments, negative Equity Adjustments, taxes and tax penalties. In addition, Annuitizations are not available until after the second Contract Year. If you remove the GLWB, you will have paid for the benefit without receiving its financial benefits, if any.
You will begin paying GLWB Fees immediately rather than the date that you begin taking Secure Income Withdrawals. You could be paying GLWB Fees for many years before you begin taking Secure Income Withdrawals. GLWB Fees will reduce your returns, if any, from investing in the Segment Options.
The GLWB is designed to help protect against the risk of poor investment performance and the risk of outliving your money. However, there is no guarantee that the GLWB will be sufficient to meet your future income needs, and there is no guarantee that you will realize any financial benefit from the GLWB. The GLWB does not guarantee that you will receive any earnings on your Premium Payment.
You should carefully weigh the benefits of the GLWB against its annual charge and in light of the market downside protections that are already provided by the Index-Linked Segment Options. Secure Income Withdrawals under the GLWB are taken from your own Accumulated Value until it is reduced to zero. If your Accumulated Value is never reduced to zero for a reason other than an Excess Withdrawal, you will never enter the phase of the GLWB where you begin receiving guaranteed lifetime payments. In other words, our promise to make Secure Income Benefit Payments to you for life would never be triggered. There may be minimal chance under the GLWB of outliving your Accumulated Value and receiving lifetime payments from us. There is no guarantee that the GLWB will meet your retirement income needs or that you will realize any financial benefit. The GLWB’s lifetime withdrawal guarantees are subject to terms and conditions that, if not followed, could result in significant reductions to or termination of the benefit.
The GLWB guarantees the ability to take Secure Income Withdrawals up to the Secure Income Benefit Payment each Contract Year. If the Covered Life (or oldest Covered Life, if applicable) is not at least age 59½ on the Contract Date, Secure Income Withdrawals are not available until the date that the Covered Life (or oldest Covered Life, if applicable) attains age 59½. Once Secure Income Withdrawals are available, all withdrawals, as well as partial Annuitizations, count against your Secure Income Benefit Payment. Any Surrender in excess of the Secure Income Benefit Payment will be treated like an Excess Withdrawal for purposes of calculating the reduction in your future benefit. Secure Income Withdrawals will not reduce your future benefit and are not subject to Surrender Charges or Bond Adjustments, but they may be subject to negative Equity Adjustments and taxes. In addition, if taken prior to a Segment End Date for an Index-Linked Segment Option, Secure Income Withdrawals will not be credited with any interest at the end of the Segment Term.
Excess Withdrawals under the GLWB are subject to significant risk. All withdrawals prior to Secure Income Withdrawals becoming available, and all withdrawals in excess of the Secure Income Benefit Payment after Secure Income Withdrawals become available, are Excess Withdrawals. Excess Withdrawals will reduce your future benefit, and the reduction may be more than the amount withdrawn due to proportionate reductions in your Secure Income Benefit Base. If an Excess Withdrawal reduces your Secure Income Benefit Base to zero, the GLWB and the Contract will immediately terminate. Excess Withdrawals may also be subject to Surrender Charges, negative Bond Adjustments, negative Equity Adjustments and taxes and tax penalties. You should not purchase the Contract if you expect to take Excess Withdrawals.
The Income Distribution Program automatically Transfers at the start of each Segment Term an amount equal to your Secure Income Benefit Payment from your ended Index-Linked Segment Option(s) to the Fixed Segment Option. This is intended to help you avoid Equity Adjustments on your Secure Income Withdrawals, as the program is designed for you to take your Secure Income Withdrawals from the Fixed Segment Option. If you do not take advantage of the Income Distribution Program, and you take a Secure Income Withdrawal from an Index-Linked Segment Option before the end of the Segment Term, your Secure Income Withdrawal will be subject to an Equity Adjustment, which may be negative. If you participate in the Income Distribution Program, in order to benefit from the program, you must take your Secure Income Withdrawals from the Fixed Segment Option. If you take Secure Income Withdrawals from the Index-Linked Segment Options, you run the risk of Equity Adjustments (in the case of Withdrawals from Index-Linked Segment Options) and that any additional amounts withdrawn from the Fixed Segment Option may be an Excess Withdrawal.
At the time you purchase the Contract, you must elect between two lifetime income options: Level Income Option or Tiered Income Option. Level Income Option provides for no change in the Secure Income Benefit Payment when our lifetime payment guarantees are triggered, if ever. Tiered Income Option provides for a lower Secure Income Benefit Payment when our lifetime payment guarantees are triggered, if ever. You should carefully consider your financial objectives and goals when selecting between Level Income Option and Tiered Income Option. Neither Level Income Option nor Tiered Income Option guarantees that we will ever pay a Secure Income Benefit Payment from our own assets.
You should carefully consider when to begin taking your first withdrawal under the Contract. The GLWB has a Secure Income Deferral Credit feature that on each Contract Anniversary increases the Secure Income Percentage used to calculate your Secure Income Benefit Payment for each full Contract Year before you take your first withdrawal. There is no way to know when you should begin taking withdrawals with certainty. On one hand, the longer you wait to start Secure Income Withdrawals, the less time you have to benefit from the GLWB because as time passes, your life expectancy is reduced. On the other hand, the longer you wait to start withdrawals, the more you may benefit from Secure Income Deferral Credits. You should also consider that all withdrawals prior to the availability of Secure Income Withdrawals are always Excess Withdrawals.
All benefits from the accumulation period terminate once the Contract has been fully Annuitized, including the GLWB and the death benefit. Generally, you should not elect to fully Annuitize the Contract unless the annual amount of your annuity payments would be greater than your annual Secure Income Benefit Payment under the GLWB. In this regard, if your Secure Income Benefit Base is greater than your Contract Accumulated Value, the income stream provided by your GLWB is likely more valuable than an income stream under an annuity benefit payment option. Before Annuitizing or selecting a payment option, you should consult with a financial professional and contact us toll-free at 1-800-852-4450 for a comparison of the different payout options based on your Contract. You should also understand that, in electing to fully Annuitize, you would be terminating the GLWB as well as the death benefit.
If the Contract reaches the latest Annuitization Date, the GLWB will terminate (as well as the death benefit), but you may choose to continue the income stream provided by the GLWB by electing to receive fixed payments equal to your Secure Income Benefit Payment each Contract Year until the death of the last Covered Life. If you make this election, you will forfeit your remaining Contract Accumulated Value, and we will make the payments from our own assets.
Alternatively, you may choose to apply your entire Contract Accumulated Value to an annuity benefit payment option that we make available, such as Life Income, Life Income with Period Certain, Joint and Survivor, and Joint and Survivor with Period Certain. If you select one of these options, your entire Contract Accumulated Value will be applied to the selected option and we will make the payments from our own assets. However, you should understand that you would be forfeiting the income stream provided by the GLWB (for which you paid GLWB Fees, potentially over many years), and that the income stream provided by one of these options will generally differ in amount and/or duration compared to the income stream provided by the GLWB.
If we have not received your selection as of the latest Annuitization Date, you will receive the following payment option that results in the higher annual payment amount: (a) fixed payments equal to your Secure Income Benefit Payment each Contract Year until the death of the last Covered Life or (b) Life Income with payments guaranteed for a period of 10 years (for Contracts with one Annuitant) or Joint and Full Survivor Income with payments guaranteed for a period of 10 years (for Contracts with two Annuitants). We will send you written notice at least 30 days prior to the latest Annuitization Date and ask you to select a payment option.
The Contract is generally designed for an Owner to remain in the accumulation phase and keep the GLWB in force, while taking Secure Income Withdrawals and avoiding Excess Withdrawals, in order to maximize the likelihood that the Contract Accumulated Value will be reduced to zero for a reason other than an Excess Withdrawal, thereby triggering our lifetime payment obligations under the GLWB. Nonetheless, it is possible that the income stream provided by an annuity benefit payment option (e.g., payments for a period certain) may be more appropriate for you based on your personal circumstances and financial goals. As such, before Annuitizing or selecting a payment option, you should consult with a financial professional and contact us toll-free at 1-800-852-4450 for a comparison of the different payout options based on your Contract.

Fixed Segment Option Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Fixed Segment Option Risk
We determine the annual interest rate for the Fixed Segment Option at our discretion. In no event will we declare an annual interest rate lower than the Guaranteed Minimum Interest Rate of 0.05%. You bear the risk that we will not credit interest for a new Segment Term at a rate greater than the Guaranteed Minimum Interest Rate. There is no guarantee that the Fixed Segment Option will be made available for future Segment Terms.

Credit Risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Credit Risks
Our general account assets support our financial guarantees under the Contract and are subject to the claims of our creditors. As such, the guarantees under the Contract are subject to our financial strength and claims-paying ability. There is a risk that we may default on those guarantees. You need to consider our financial strength and claims-paying ability in meeting the guarantees under the Contract. You may obtain information on our financial condition by reviewing our financial statements included in the Statement of Additional Information.
The amount you invest is not placed in a registered separate account and your rights under the Contract to invested assets and the returns on those assets are subject to Company’s claims-paying ability. The Unregistered Separate Account that we use to support the Index-Linked Segment Options is non-unitized, which means neither an Owner nor amounts allocated to the Segment Options participate in the performance of the assets held in the Unregistered Separate Account.
The assets in the Unregistered Separate Account are insulated, which means they are not subject to the claims of the creditors of the Company.

Segment Interim Value Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Segment Interim Value Risk
On each Valuation Day of the Segment Term, other than the first and last day, we determine the Segment Interim Value for each Index-Linked Segment Option. In order to calculate your Segment Interim Value, we apply a formula that is not directly tied to the actual performance of the applicable Index. Instead, we calculate it by determining the value of hypothetical investments and derivatives that we may or may not actually hold in order to provide a current estimate of the value of the Segment Option at the end of the Segment Term. This means that even if the Index has performed positively, it is possible that the Segment Interim Value may have decreased. For more information and to see how we calculate the Segment Interim Value, see 7. FEES, CHARGES AND ADJUSTMENTS – Equity Adjustment and 10. INDEX-LINKED SEGMENT OPTION MECHANICS – Segment Interim Value.
Segment Interim Value is calculated using the Crediting Base and the applicable Equity Adjustment. The Segment Interim Value always reflects the Equity Adjustment. A Segment Interim Value (and, in turn, the Equity Adjustment) will apply to your Contract when one of the following transactions occurs: (i) any withdrawal from an Index-Linked Segment Option prior to the Segment End Date, including a full withdrawal, partial withdrawal, GLWB withdrawal (Secure Income Withdrawal or Excess Withdrawal), withdrawal of the Free Surrender Amount, RMD withdrawal, scheduled withdrawal or unscheduled withdrawal; (ii) any Annuitization of Contract Accumulated Value in an Index-Linked Segment Option prior to the Segment End Date; (iii) any death benefit, if Contract Accumulated Value is allocated to an Index-Linked Segment Option and the death benefit is calculated prior to the Segment End Date; (iv) Segment Lock-In is exercised; or (v) GLWB Fees are deducted. In extreme circumstances, you could lose up to 100% of your investment due to a negative Equity Adjustment.
If you allocate Accumulated Value to an Index-Linked Segment Option, Segment Credits will not be credited to your Accumulated Value in the particular Segment Option until the end of the Segment Term. Amounts withdrawn from an Index-Linked Segment Option prior to the end of a Segment Term will not have a Segment Credit applied to it. This includes Accumulated Value being applied to pay a death benefit or to an Annuitization option during a Segment Term. Except for the first and last Valuation Day of a Segment Term, your Segment Interim Value is the amount available for withdrawals, Annuitization and death benefits (collectively, “Surrenders”). There is risk that this Segment Interim Value could be less than your original Premium Payment even if the applicable Index has been performing positively.
Partial withdrawals and partial Annuitizations, and deductions for GLWB Fees, prior to the Segment End Date for an Index-Linked Segment Option will also reduce your Crediting Base for that Segment Option. The Crediting Base represents the amount contributed into the Segment Option, subject to reductions during the Segment Term. Generally, when a partial Surrender is taken or a GLWB Fee is deducted from an Index-Linked Segment Option prior to the Segment End Date, the Crediting Base will be proportionately reduced, and this reduction could be greater than the amount Surrendered or the GLWB Fee deducted. When a partial Surrender is taken or a GLWB Fee is deducted from an Index-Linked Segment Option on the Segment End Date, the Crediting Base is reduced by the amount Surrendered or the GLWB Fee deducted. A reduction to your Crediting Base prior to the end of the Segment Term for an Index-Linked Segment Option will result in lower Segment Interim Values for the remainder of the Segment Term. Also, a reduction to your Crediting Base will result in less gain or more loss, as applicable, at the end of a Segment Term.

Buffer And Floor Rate Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Buffer and Floor Rate Risk
The Buffer or Floor Rate that is applicable to a Segment Option only provides you with limited protection from negative Index performance at the end of a Segment Term. You could lose a significant amount of your Premium Payment and/or prior earnings under the Contract.
Under an Index-Linked Segment Option, the maximum amount of loss that you could experience from negative Index performance at the end of a Segment Term, after taking into account the minimum limits on Index loss currently provided under the Contract, would be: 90% loss for a 10% Buffer Rate; 80% loss for a 20% Buffer Rate; 10% loss for a 10% Floor Rate; or 0% loss for a 0% Floor Rate.
You could lose a significant amount of money if an Index declines in value. The limits on Index loss offered under the Contract may change from one Segment Term to the next; however, we will always offer an Index-Linked Segment Option with a 10% Buffer Rate. This means that there will always be an Index-Linked Segment Option that limits Index losses for a single Segment Term to a maximum of 90% (although your cumulative losses over multiple Segment Terms could be greater).
You also bear the risk that continued negative Index Changes may result in zero or negative Segment Credits being credited to your Accumulated Value over multiple Segment Terms. Given that the Floor Rate and Buffer Rate (as applicable) are expressed as to a single Segment Term, if an Index-Linked Segment Option is credited with negative Segment Credits for multiple Segment Terms, the cumulative loss may exceed the stated limit of the Buffer Rate or Floor Rate for any single Segment Term.
For the 0% Floor Rate Segment Option, Segment Credits will not be negative so long as the funds are held to the Segment End Date.
The limits on downside loss provided by the floor feature or buffer feature, as applicable, are for the entire Segment Term for a particular Segment Option and are not annual limits.
For withdrawals, Annuitizations and death benefits that occur during a Segment Term, you or your beneficiaries (as applicable) will not receive the full protection of the Buffer Rate or Floor Rate in the calculation of the Segment Interim Value. In order to receive the full protection, the particular transaction must occur on the Segment End Date.
For additional information, see 10. INDEX-LINKED SEGMENT OPTION MECHANICS.

Cap Rate And Participation Rate Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Cap Rate and Participation Rate Risk
For each Index-Linked Segment Option, positive Index returns at the end of a Segment Term will be subject to a Cap Rate and Participation Rate. The Segment Return will equal the Index Change multiplied by the Participation Rate, up to the Cap Rate. As such, both the Cap Rate and Participation Rate may cause your return to be less than the Index Change.
The Cap Rate is a maximum limit on the positive Index Change, if any, that may be credited to your Contract for a given Segment Term. The Cap Rate does not guarantee a certain amount of Segment Credit. We set the Cap Rates at our discretion. You bear the risk that we will not set the Cap Rates higher than 0.50%, which is the guaranteed minimum Cap Rate.
The Participation Rate represents your participation in a positive Index Change, if any, at the end of the Segment Term, expressed as a percentage. If the Participation Rate is less than 100%, your return will necessarily be less than the positive Index Change. You bear the risk that we will not set the Participation Rates higher than 5.00%, which is the guaranteed minimum Participation Rate.
If we do not declare a Cap Rate for a particular Segment Option and Segment Term, the Segment Option will not be subject to a Cap Rate limitation for that Segment Term, but will be subject to the applicable Participation Rate.
Your risk of investment loss could be significantly greater than the potential for investment gain. For example, assuming the guaranteed minimum Cap Rate of 0.50% and guaranteed minimum Participation Rate of 5.00%, the maximum potential gain at the end of a Segment Term due to positive Index performance would be 0.50%.
We set Cap Rates and Participation Rates at our discretion, subject to guaranteed minimums. We consider a number of factors when declaring Cap Rates and Participation Rates, such as the applicable Buffer Rate or Floor Rate, costs of financial instruments we use to manage our risk associated with our obligations (which can be impacted by market conditions and forces), sales commissions, administrative expenses, regulatory and tax requirements, general economic trends and competitive factors.
The Cap Rate and Participation Rate declared for a Segment Term are for the entire Segment Term for a particular Segment Option. They are not annual limits.
For additional information, see 10. INDEX-LINKED SEGMENT OPTION MECHANICS.

Peak Buffer Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Peak Buffer Risk
A Peak Buffer Segment Option is subject to the same risks as a Buffer Segment Option. See “Buffer and Floor Rate Risk” above. A Peak Buffer Segment Option has a Buffer Rate that provides you with only limited protection from negative Index performance at the end of a Segment Term. You could lose a significant amount of your Premium Payment and/or prior earnings under the Contract. As noted under “Buffer and Floor Rate Risk” above, limits on downside loss provided by the buffer feature are for the entire Segment Term for a particular Peak Buffer Segment Option and are not annual limits.
A Peak Buffer Segment Option differs from a Buffer Segment Option only with respect to the potential for gain in the event of a negative Index Change, provided that the negative Index Change does not exceed the Buffer Rate. Even though any gain from a negative Index Change would not be subject to the Cap Rate or Participation Rate, the potential gain would be limited. In no event would any such gain, if any, be greater than the Peak Buffer Midpoint (10%) and could be as low as 0%.
A Peak Buffer Segment Option will generally have a lower Cap Rate and/or Participation Rate than a Buffer Segment Option with the same Index, Segment Term and Buffer Rate, as Peak Buffer Segment Options generally expose us to more risk than Buffer Segment Options because, under Peak Buffer Segment Options, we may need to credit gain for negative Index performance.

Segment Lock-In Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Segment Lock-In Risk
If you exercise a Segment Lock-In, and the locked-in Equity Adjustment is negative, you will be locking-in a loss rather than a gain. The loss could be significant. The Segment Credit you receive upon exercising Segment Lock-In may be lower than the Segment Credit you would have received on the Segment End Date if you hadn’t exercised the Segment Lock-In. Similarly, you may receive a negative Segment Credit due to exercising Segment Lock-In when, had you not exercised Segment Lock-In, you would have received a positive Segment Credit on the Segment End Date. You also may receive less than the full protection of the Buffer Rate or Floor Rate (as applicable). This is due to an Equity Adjustment being applied in calculating the Segment Credit instead of the point-to-point crediting method. If a lock-in is exercised, the Segment Option’s Floor Rate, Buffer Rate, Peak Buffer Midpoint, Cap Rate and Participation Rate (as applicable) will no longer be applied on the Segment End Date. In addition, the amount of the Equity Adjustment is unknown at the time the Segment Lock-In is exercised (as discussed immediately below).
At the time you exercise a Segment Lock-In, you will not know the locked-in Equity Adjustment in advance because the Equity Adjustment is calculated at the end of the Valuation Day. The locked-in Equity Adjustment could be lower than you anticipated. If you submit a Segment Lock-In request, the locked-in Equity Adjustment may be lower or higher than the Equity Adjustment that was last calculated before you submitted your request. If you establish Lock-In Thresholds, you will not know the locked-in Equity Adjustment in advance, although the locked-in Equity Adjustment will be at least equal to the upper threshold or lower threshold, as applicable. For additional information on how the Equity Adjustment is calculated, see 10. INDEX-LINKED SEGMENT OPTION MECHANICS — Segment Interim Value — Calculation of Equity Adjustment.
You can obtain the current Segment Interim Value and Equity Adjustment by calling us at 1-800-852-4450 or by visiting www.principal.com and using your secure login. However, as explained above, if you were to exercise Segment Lock-In, the locked-in Equity Adjustment may be more or less than the quoted value. You should speak to your financial professional before executing Segment Lock-In.
If you have selected a Peak Buffer Segment Option for investment, before exercising Segment Lock-In or establishing Lock-In Thresholds, you should consider the fact that if a negative Index Change on the Segment End Date does not exceed the Buffer Rate, you will be credited gain (if the negative Index Change is less than the Buffer Rate) or no loss (if the negative Index Change equals the Buffer Rate). If you lock-in a negative Equity Adjustment, you are locking in the loss reflected in the Equity Adjustment in all cases.
We will not provide advice or notify you regarding whether you should exercise the Segment Lock-In features or the optimal time for doing so. It is possible that you may exercise Segment Lock-In at a sub- optimal time during the Segment Term, or that there is no optimal time to exercise Segment Lock-In during a Segment Term. We will not warn you if you exercise the Segment Lock-In features at a sub-optimal time. We are not responsible for any losses or foregone gains related to your decision whether or not to exercise the Segment Lock-In features.
Once a Segment Lock-In is executed, it is irrevocable for that Segment Term. A lock-in will not be applied retroactively and can only be exercised for the entire Segment Option. A Segment Lock-In may only be exercised once per Segment Term for each Index-Linked Segment Option.
For additional information, see 10. INDEX-LINKED SEGMENT OPTION MECHANICS — Segment Lock-In Feature.

Segment Option And Index Availability Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Segment Option and Index Availability Risk
There is no guarantee that any particular Segment Option or Index will be available during the entire period that you own your Contract, with the exception of the following Index-Linked Segment Option which is guaranteed to be available (subject to our right of Index substitution) for the life of the Contract: Point-to- Point, S&P 500 Price Return Index, Participation Rate and Cap Rate, 1-year Segment Term, 10% Buffer. If you are not comfortable with the possibility that could be the only Segment Option available in the future, you should not buy this Contract, as we do not guarantee the availability of any other Index-Linked Segment Option or the Fixed Segment Option. In the future, we may not offer any Floor Segment Options, and we do not guarantee a minimum Floor Rate for any new Floor Segment Options that we may decide to offer.
If we exercise our right to remove one or more Segment Options, and you do not wish to invest in any of the Segment Options that are made available for investment (which may be limited to the sole Index-Linked Segment Option that we guarantee to make available), your only option would be to take a full withdrawal or fully annuitize your Contract, which may cause you to incur Surrender Charges, a negative Bond Adjustment, a negative Equity Adjustment, taxes and tax penalties. If you purchase another investment vehicle, it may have different features, fees and risks that this Contract.
We may replace an Index if it is discontinued or if there is a substantial change in the calculation of the Index, or if hedging instruments become difficult to acquire or the cost of hedging becomes excessive.
Other considerations relating to this risk include:
•    In addition to the investment performance and risks of loss that already are part of your Contract, the returns you otherwise may have anticipated may not be available in situations where the Company reserves the right to discontinue an Index in the middle of a Segment Term. This is due in part to the fact that, if we substitute an Index, the performance of the new Index may differ from the original Index. This may negatively affect the Segment Credit you earn during the Segment Term or the Segment Interim Values that you can lock-in under the Segment Lock-In feature.
•    We may replace an Index at any time during a Segment Term; however, we will notify you in writing at least 30 days prior to replacing an Index. If we replace an Index, this does not cause a change in the Cap Rate, Participation Rate, Floor Rate, Buffer Rate or Peak Buffer Midpoint, as applicable. You will have no right to reject the replacement of an Index, and you will not be permitted to Transfer Segment Interim Values until the end of the applicable Segment Term even if we replace the Index during such Segment Term. The new Index and the replaced Index (which you may have previously chosen) may not be similar with respect to their component securities or other instruments, although we will attempt to select a new Index that is similar to the old Index.
•    At the end of the Segment Term, you may Transfer your Segment Value to another Segment Option without charge. If you do not want to remain invested in the relevant Segment Option for the remainder of the Segment Term, your only option will be to withdraw or Annuitize the related Segment Interim Value, which may cause you to incur Surrender Charges, a negative Bond Adjustment, a negative Equity Adjustment, taxes and tax penalties, as discussed in this section. If you purchase another investment vehicle, it may have different features, fees and risks than this Contract.
•    Changes to the Cap and Participation Rates, if any, occur at the beginning of the next Segment Term. We will provide written notice at least 15 calendar days prior to each Segment Start Date instructing you how to obtain the Cap and Participation Rates for the next Segment Term. Those Cap and Participation Rates will be made available to you at least 7 calendar days prior to the Segment Start Date. You are only able to make Transfers of Accumulated Value among the various Segment Options at the end of a Segment Term. See Liquidity Risks — Limits on Transfers Between Segment Options above.
•    If you do not like a new Cap or Participation Rate for a particular Segment Option, at the end of the current Segment Term, you may Transfer your Segment Value to another Segment Option without charge.
•    We will not substitute any Index until the new Index has received any necessary regulatory clearances. Any addition, substitution or removal of an Index-Linked Segment Option or Index will be communicated to you in writing. If we add or remove an Index (as opposed to replacing an Index), the changes will not be effective for your Contract until the start of the next Segment Term. Adding or removing an Index does not cause a change in the Floor or Buffer Rates, as applicable. Any Index-Linked Segment Option based on the performance of the newly added Index may have a new Cap and Participation Rate.
•    You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the Contract, which may be limited and may have negative consequences associated with them, as described in this section.
For additional information, see 10. INDEX-LINKED SEGMENT OPTION MECHANICS — The Indices – Discontinuation or Substitution of an Index and 11. OPTIONS AT END OF SEGMENT TERM.

Single Premium Payment Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Single Premium Payment Risk
This Contract is a single premium product. After the Premium Payment is made, no additional Premium Payments will be accepted. You will be unable to increase the value of your Contract, including the GLWB and the death benefit, with additional premiums.

Risks Affecting Our Administration of Your Contract [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risks Affecting Our Administration of Your Contract
Our operations and/or the activities and operations of our service providers and business partners are subject to certain risks that are beyond our control, including systems failures, cyber-attacks and pandemics (and similar events). These risks are not unique to the Company and they could materially impact our ability to administer the Contract. Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks. The techniques used to attack systems and networks change frequently, are becoming more sophisticated and can originate from a wide variety of sources. The use of remote or flexible work arrangements, remote access tools and mobile technology have expanded potential targets for cyber-attack.
The Company is highly dependent upon its computer systems and those of its business partners and service providers. This makes the Company potentially susceptible to operational and information security risks resulting from a cyber-security incident. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by the Company, and indirect risks, such as denial of service attacks on systems and websites, unauthorized release of personal or confidential customer information and other operational disruptions that could severely impede our ability to conduct our business and administer the Contract (e.g., calculate Contract values or process transactions). Operational disruptions and system failures also could occur based on other natural or man-made events, which could have similar impacts on your Contract. Although we make substantial efforts to protect our computer systems from these security risks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that we or our service providers will avoid all cyber-security incidents in the future. It is possible that a cyber-security incident could persist for an extended period of time without detection.
If your Contract is adversely affected as a result of the failure of our cyber-security controls, we will take reasonable steps to restore your Contract.